As filed with the Securities and Exchange Commission on February 26, 1999
                                                               File Nos. 33-1922
                                                                        811-4506

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--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                 -------------

                                   FORM N-1A
                             REGISTRATION STATEMENT

                                  Under the
                             SECURITIES ACT OF 1933                          [X]
                        Post-Effective Amendment No. 29                      [X]
                                      and
                             REGISTRATION STATEMENT

                                   Under the
                         INVESTMENT COMPANY ACT OF 1940                      [X]


                                Amendment No. 32                             [X]


                                 -------------

                           THE PHOENIX-ENGEMANN FUNDS
                  (formerly called Pasadena Investment Trust)
               (Exact Name of Registrant as Specified in Charter)

                                  -------------

         600 North Rosemead Boulevard, Pasadena, California 91107-2133
                    (Address of Principal Executive Office)

                                 (626) 351-9686
             (Registrant's Telephone Number, Including Area Code)

                                 ROGER ENGEMANN
         600 North Rosemead Boulevard, Pasadena, California 91107-2138
                    (Name and Address of Agent for Service)

                                 -------------

It is proposed that this filing will become effective:
[ ] Immediately upon filing pursuant to paragraph (b) of Rule 485, or
[ ] on April 30, 1998 pursuant to paragraph (b) of Rule 485, or

[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485, or

[ ] on            pursuant to paragraph (a)(1) of Rule 485, or
[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485, or
[ ] on pursuant to paragraph (a)(2) of Rule 485.

                                  -------------

                    Please Send Copy of Communications to:


                               Pamela S. Sinofsky
                               Compliance Officer
                       Phoenix Investment Partners, Ltd.

                               56 Prospect Street
                               Hartford, CT 06115
                                 (860) 403-5261

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          THE PHOENIX-ENGEMANN FUNDS



                     Phoenix-Engemann Balanced Return Fund
                      Phoenix-Engemann Global Growth Fund
                          Phoenix-Engemann Growth Fund
                       Phoenix-Engemann Nifty Fifty Fund
                  Phoenix-Engemann Small & Mid-Cap Growth Fund

                        Phoenix-Engemann Value 25 Fund


                     CONTENTS OF POST-EFFECTIVE AMENDMENT

This Post-Effective Amendment to the Registration Statement of The Phoenix-Engemann Funds contains the following documents:
           Facing Sheet
           Contents of Post-Effective Amendment
           Cross-Reference Sheet for the above-referenced Funds
           Part A: Prospectus for the above-referenced Funds
           Part B: Statement of Additional Information for the above-referenced Funds
           Part C: Other Information
           Signature Page
           Exhibit Index

                           THE PHOENIX-ENGEMANN FUNDS
                 CROSS REFERENCE SHEET PURSUANT TO RULE 495(a)




                                     Part A:
                       Information Required in Prospectus
Item Number Form N-1A Part A                                    Prospectus Caption
-------------------------------------------------------------   ---------------------------------------------------
 1.     Front and Back Cover Pages                              Cover Page, Back Cover Page
 2.     Risk/Return Summary: Investments, Risks,                Investment Risk and Return Summary
        Performance
 3.     Risk/Return Summary: Fee Table                          Fund Expenses
 4.     Investment Objectives, Principal Investment             Investment Risk and Return Summary; Investment
        Strategies, and Related Risks                           Strategies; Risks Related to Investment Strategies
 5.     Management's Discussion of Fund Performance             Performance Tables
 6.     Management, Organization, and Capital Structure         Management of the Fund
 7.     Shareholder Information                                 Pricing of Fund Shares; Sales Charges; Your
                                                                Account; How to Buy Shares; How to Sell Shares;
                                                                Things You Should Know When Selling Shares;
                                                                Account Policies; Investor Services; Tax Status of
                                                                Distributions
 8.     Distribution Arrangements                               Sales Charges
 9.     Financial Highlights Information                        Financial Highlights

                                     Part B:
           Information Required in Statement of Additional Information

Item Number Form N-1A, Part B                                   Statement of Additional Information Caption
-------------------------------------------------------------   ---------------------------------------------------
10.     Cover Page and Table of Contents                        Cover Page, Table of Contents
11.     Fund History                                            The Fund
12.     Description of the Fund and Its Investment Risks        Investment Objectives and Policies; Investment
                                                                Restrictions
13.     Management of the Fund                                  Management of the Trust
14.     Control Persons and Principal Holders of Securities     Management of the Trust
15.     Investment Advisory and Other Services                  Services of the Adviser; The Distributor;
                                                                Distribution Plans; Other Information
16.     Brokerage Allocation and Other Practices                Portfolio Transactions and Brokerage
17.     Capital Stock and Other Securities                      Other Information
18.     Purchase, Redemption, and Pricing of Shares             Net Asset Value; How to Buy Shares; Investor
                                                                Account Services; Redemption of Shares; Tax
                                                                Sheltered Retirement Plans
19.     Taxation of the Fund                                    Dividends, Distributions and Taxes
20.     Underwriters                                            The Distributor
21.     Calculation of Performance Data                         Performance Information
22.     Financial Statements                                    Financial Statements

                                     Part C
 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

               Table of Contents
--------------------------------------------------------------------------


               Phoenix-Engemann Balanced Return Fund
                Investment Risk and Return Summary ..............  1
                Fund Expenses ...................................  4
                Investment Strategies ...........................  5
                Risks Related to Investment Strategies ..........  6
               Phoenix-Engemann Global Growth Fund
                Investment Risk and Return Summary .............. 10
                Fund Expenses ................................... 13
                Investment Strategies ........................... 14
                Risks Related to Investment Strategies .......... 16
               Phoenix-Engemann Growth Fund
                Investment Risk and Return Summary .............. 20
                Fund Expenses ................................... 22
                Investment Strategies ........................... 23
                Risks Related to Investment Strategies .......... 24
               Phoenix-Engemann Nifty Fifty Fund
                Investment Risk and Return Summary .............. 27
                Fund Expenses ................................... 30
                Investment Strategies ........................... 31
                Risks Related to Investment Strategies .......... 32
               Phoenix-Engemann Small & Mid-Cap
               Growth Fund
                Investment Risk and Return Summary .............. 36
                Fund Expenses ................................... 39
                Investment Strategies ........................... 40
                Risks Related to Investment Strategies .......... 42
               Phoenix-Engemann Value 25 Fund
                Investment Risk and Return Summary .............. 46
                Fund Expenses ................................... 49
                Investment Strategies ........................... 50
                Risks Related to Investment Strategies .......... 52
               Management of the Funds .......................... 55
               Pricing of Fund Shares ........................... 56
               Sales Charges .................................... 57
               Your Account ..................................... 60
>  Phoenix     How to Buy Shares ................................ 61
   Engemann    How to Sell Shares                                 61
   Funds       Things You Should Know When
                Selling Shares .................................. 62
               Account Policies ................................. 63
               Investor Services ................................ 64
               Tax Status of Distributions ...................... 66
               Financial Highlights ............................. 67
               Additional Information ........................... 82

               Phoenix-Engemann Balanced Return Fund
               Investment Risk and Return Summary

-------------------------------------------------------


               Investment Objective


               Phoenix-Engemann Balanced Return Fund has an investment objective to maximize total investment return consistent with reasonable risk. There is no guarantee that the fund will achieve its objective.


               Principal Investment Strategies


               [arrow] The fund seeks to invest in high-quality growth companies and U.S. Government securities. Under normal circumstances, the fund expects to invest at least 25% of its net assets in U.S. Government securities.


               [arrow] The adviser intends to use moderate asset allocation and a balanced approach, assessing the opportunity for gain and the risk of loss, to select securities for the fund. It intends to provide capital appreciation from equities, balanced by income and capital preservation from U.S. Government securities. The adviser hopes to achieve less volatility using this strategy.

               [arrow] The adviser looks to sell securities from the portfolio when there is a change in the original investment thesis or the security has appreciated and is no longer attractive.


               [arrow] The adviser will have sole discretion to shift its emphasis among equity and debt securities, as well as among various industry sectors, as it may determine based upon financial trends and changes in economic and market conditions.


               [arrow] The fund generally will invest in well established companies with larger capitalizations. However, the fund can invest in companies with smaller capitalizations and in new issues.


               [arrow] The fund may invest up to 35% of its assets in securities of foreign companies, special situations and unseasoned companies combined.



                                         Phoenix-Engemann Balanced Return Fund 1

               Principal Risks

               If you invest in this fund you risk that you may lose your investment

               The fund will seek to increase the value of your shares by investing in securities the adviser expects to increase in value. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse then expected. As a result, the value of your shares may decrease. In addition, if the adviser misjudges the return potential, or the ability of issuers to make scheduled principal and interest payments, the fund's returns may be lower than prevailing returns.

               The fund may be subject to greater risks than a fund that does not invest in securities with growth characteristics.

               The fund may invest in small companies, unseasoned companies and new issues. Smaller and unseasoned companies may be affected to a greater extent than larger, established companies by changes in general economic conditions and conditions in particular industries. Unseasoned companies will be relatively new to the primary line of business and small companies may also be relatively new. These companies may not have the same operating history and "track record" as larger companies. This could make future performance of smaller companies, unseasoned companies and new issues more difficult to predict.

               The fund will invest in U.S. Government securities. Obligations issued or guaranteed by the U.S. government, agencies, authorities and instrumentalities only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase.

               The fund may invest in companies in foreign countries. Political and economic uncertainty as well as less public information about investments may negatively impact the fund's portfolio. Some investments may be made in currencies other than U.S. dollars that will fluctuate in value as a result of changes in the currency exchange rate. Foreign markets and currencies may not perform as well as U.S. markets. Emerging market countries and companies doing business in emerging markets may not have the same range of opportunities as countries and their companies in developed nations. They may also have more obstacles to financial success.

               The fund may invest in special situations. Special situations often involve smaller, unseasoned companies and the securities may not appreciate as the adviser believed they would. Analysis of special situations is more complex than for ordinary investments, making it more difficult for the adviser to accurately predict risk and return.



2 Phoenix-Engemann Balanced Return Fund

               Performance Tables

               The bar chart and table below provide some indication of the risks of investing in the Phoenix-Engemann Balanced Return Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year over the last ten years.(1) The table below shows how the fund's average annual returns for one, five and ten years, and for the life of the fund compare to those of a broad-based securities market index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.


[tabular representation of chart]

               Phoenix-Engemann Balanced Return Fund

                1989      1990      1991      1992      1993      1994      1995       1996      1997      1998
               32.97%    -0.39%    38.89%     4.49%     2.44%    -4.43%     27.18%    17.78%     18.98%    29.12%

[end chart]




               (1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the period shown in the chart above, the highest return for a quarter was 20.76% (quarter ending December 31, 1998) and the lowest return for a quarter was (16.28)% (quarter ending September 30, 1990). Year to date performance (through March 31,
               1999) was   %.




               Average Annual Total Returns(1)      One        Five         Ten
               (for the periods ending 12/31/98)    Year       Years       Years                 Life of the Fund(2)
               ---------------------------------------------------------------------------------------------------------------------
                                                                                       Class A          Class B            Class C
               ---------------------------------------------------------------------------------------------------------------------
               Class A Shares                      22.98%      15.93%      15.23%       15.66%              --                --
               ---------------------------------------------------------------------------------------------------------------------
               Class B Shares                      24.21%        N/A         N/A          --             16.06%               --
               ---------------------------------------------------------------------------------------------------------------------
               Class C Shares                      28.07%        N/A         N/A          --                --             16.27%
               ---------------------------------------------------------------------------------------------------------------------
               Balanced Benchmark(3)               20.94%      17.15%      14.98%       13.16%(4)        23.76%(5)         23.76%(5)
               ---------------------------------------------------------------------------------------------------------------------

               (1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B and Class C Shares.

               (2) Class A Shares since June 8, 1987; Class B and Class C Shares since January 3, 1994.

               (3) The Balanced Benchmark is a composite index made up of 60% of the S&P 500 Index return, 30% of the Lehman Brothers Government/Corporate Bond Index return and 10% of the 90-day U.S. Treasury bill return. The index's performance does not reflect sales charges.

               (4) Benchmark performance since June 30, 1998.

               (5) Benchmark performance since January 31, 1994.


                                         Phoenix-Engemann Balanced Return Fund 3

               Fund Expenses
-------------------------------


               This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.


                                                     Class A     Class B          Class C
                                                      Shares     Shares           Shares
                                                    ---------   ---------     ---------------
Shareholder Fees (fees paid directly from
your investment)
  Maximum Sales Charge (load) Imposed on
  Purchases (as a percentage of offering price)       4.75%          None           None
  Maximum Deferred Sales Charge (load) (as a           None         5%(a)       1% during the
  percentage of the lesser of the value redeemed or                               first year
  the amount invested)
  Maximum Sales Charge (load) Imposed on
  Reinvested Dividends                                 None          None            None
  Redemption Fee                                       None          None            None
  Exchange Fee                                         None          None            None
                                                     -----------------------------------------

                                                      Class A     Class B          Class C
                                                       Shares     Shares           Shares
                                                     ---------   ---------     ---------------
Annual Fund Operating Expenses (expenses
that are deducted from fund assets)
  Management Fees                                     0.76%         0.76%           0.76%
  Distribution and Service (12b-1) Fees(b)            0.25%         1.00%           1.00%
  Other Expenses                                      0.62%         0.62%           0.62%
                                                      ----      --------            ----
Total Annual Fund Operating Expenses                  1.63%         2.38%           2.38%(c)
                                                      ====      ========            ====

----------------

(a) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year. Class B Shares purchased prior to January 20, 1998 are subject to the sales load schedule as it existed prior to that date. See "Sales Charges--Class B Shares Purchased Prior to January 20, 1998" in this prospectus.

(b) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").

(c) Class C Shares purchased prior to January 20, 1998 are not subject to the 1% deferred sales load.


Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


4 Phoenix-Engemann Balanced Return Fund

Class        1 year   3 years   5 years   10 years
Class A     $633     $965      $1,319    $2,316
Class B     $641     $942      $1,270    $2,530
Class C     $341     $742      $1,270    $2,716




               You would pay the following expenses if you did not redeem your shares:



Class        1 year   3 years   5 years   10 years
Class A     $633     $965      $1,319    $2,316
Class B     $241     $742      $1,270    $2,530
Class C     $241     $742      $1,270    $2,716



               Investment Strategies
--------------------------------------


               Investment Objective

               The Phoenix-Engemann Balanced Return Fund has an investment objective to maximize a total investment return consistent with reasonable risk. There is no guarantee that the fund will achieve its objective.


               Principal Investment Strategies

               The fund seeks to invest in high-quality growth companies and U.S. Government securities. Under normal circumstances, the fund expects to invest at least 25% of its net assets in U.S. Government securities.

               The adviser intends to use a balanced approach and moderate asset allocation to select investments for the fund. It intends to provide capital appreciation from equities, balanced by income and capital preservation from U.S. Government securities. The adviser considers both the opportunity for gain and the risk of loss in making investment decisions. The adviser hopes to achieve less volatility using this strategy than a portfolio consisting solely of equity securities. The adviser anticipates that the volatility of price movement of the equity securities in its investment portfolio will be less than that of the Standard & Poor's 500 Stock Index.

               A security is sold when there has been a change in the original investment thesis, such as a reduction in the expected earnings growth rate of the company or a loss of competitive advantage, or the security has appreciated to the point where it is no longer attractive.



                                         Phoenix-Engemann Balanced Return Fund 5

               The adviser will shift its emphasis among equity and debt securities, as well as among various industry sectors, as it may determine based upon financial trends and changes in economic and market conditions. The balance between equities and U.S. government securities at any time will be within the advisor's sole discretion.

               The fund generally will invest in well established companies with larger capitalizations. However, the fund can invest in companies with smaller capitalizations and in new issues.

               The fund may invest up to 35% of its assets in securities of foreign companies, special situation and unseasoned companies combined. Foreign securities are securities of non-U.S. issuers that are listed on a principal foreign or domestic securities exchange or market, or that are represented by Depository Receipts. Unseasoned companies generally are smaller and younger companies that are relatively new to or not yet well established in its primary line of business. Special situations are created by developments that apply solely to a particular company. Developments that create special situations include liquidations, reorganizations, recapitalizations, corporate restructurings, mergers and tender offers, technological breakthroughs and new management.

               Temporary Investment Strategy: If the adviser believes conditions are not favorable to the fund's principal strategies, all or part of the fund's assets may be held in cash and short-term money market instruments, including obligations of the U.S. Government, high quality commercial paper, certificates of deposit, bankers' acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities.





               Risks Related to Investment Strategies
-------------------------------------------------------



               General

               The fund's focus is long-term capital appreciation. The adviser intends to invest fund assets so that your shares increase in value. However, the value of the fund's investments that support your share value can decease as well as increase. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. The value of the fund's investments can decrease for a number of reasons. For example, changing economic conditions may cause a decline in value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. To the extent that the fund's investments are affected by general economic declines and declines in industries, fund share values may decline. Share values can also decline if the specific companies selected for fund investment fail to perform as the adviser expects, regardless of general economic trends, industry trends, interest rates and other economic factors.

               The value of your shares is based on the market value of the fund's investments. In the case of fixed income securities, including U.S. Government securities, the value of the security will be directly affected by trends in interest rates and the overall condition of credit markets. For



6 Phoenix-Engemann Balanced Return Fund
               example, in times of rising interest rates, the value of these types of securities tends to decrease. When interest rates fall, the value of these securities tends to rise. To the extent that the fund's investments are negatively affected by changes in economic conditions fund share values may decline. In addition, if the adviser misjudges the return potential of any of the fund's portfolio securities, the fund's returns may be lower than prevailing returns.

               In addition to these general risks of investing in the fund, there are several specific risks of investing in the fund that you should note.


               Growth Stocks

               Typically, growth stocks make little or no dividend payments to shareholders. Investment return is based upon the stocks' capital appreciation making return more dependent on market increases and decreases as compared to stocks that provide dividend payments. Growth stocks also tend to rise faster when markets advance and drop more sharply when markets fall making them more volatile than non-growth stocks to market changes. Should a market decline occur, the fund's price may fall more than that of a non growth fund.


               Government Securities

               Obligations issued or guaranteed by the U.S. Government, its agencies authorities and instrumentalities only guarantee that principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase.


               Small Market Capitalization and Unseasoned Companies

               The fund may invest in some smaller companies and unseasoned companies. Companies with small capitalization are often companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant positive or negative effect on small capitalization companies and their stock performance. Given the limited operating history and rapidly changing fundamental prospects, investment returns from smaller capitalization companies and unseasoned companies can be highly volatile. Smaller and unseasoned companies may find their ability to raise capital impaired by their size or lack of operating history. Product lines are often less diversified and subject to competitive threats. Smaller capitalization stocks and stocks of unseasoned companies are subject to varying patterns of trading volume and may, at times, be difficult to sell.


               New Issues

               The fund may invest in new issues. A new issue may be an initial public offering by a previously private company. There may be less public information about the company and the company may have a limited operating history and rapidly changing fundamental prospects. This may make investment returns of new issues highly volatile. New issues may also be subject to varying patterns of trading volume and may, at times, be difficult to sell.



                                         Phoenix-Engemann Balanced Return Fund 7

               Foreign Investing

               The fund may invest in non-U.S. companies. Investing in the securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies. These include:


                  o differences in accounting, auditing and financial reporting standards,

                  o generally higher commission rates on foreign portfolio
                    transactions,

                  o differences and inefficiencies in transaction settlement systems,

                  o the possibility of expropriation or confiscatory taxation,

                  o adverse changes in investment or exchange control
                    regulations,

                  o political instability, and

                  o potential restrictions on the flow of international
                    capital.


               Political and economic uncertainty as well as less public information about investments may negatively impact the fund's portfolio.

               Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes withheld prior to receipt by the fund.

               Many of the foreign securities held by the fund will not be registered with, nor will the issuers of those securities be subject to the reporting requirements of, the U.S. Securities and Exchange Commission. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.


               Foreign Currency

               Portions of the fund's assets may be invested in securities denominated in foreign currencies. Changes in foreign exchange rates will affect the value of those securities denominated or quoted in currencies other than the U.S. dollar. The forces of supply and demand in the foreign exchange markets determine exchange rates and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the fund's net asset value (share price) and dividends either positively or negatively depending upon whether foreign currencies are appreciating or depreciating in value relative to the U.S. dollar. Exchange rates fluctuate over both the long and short terms.



8 Phoenix-Engemann Balanced Return Fund

               On January 1, 1999, eleven European countries began converting from their sovereign currency to the European Union common currency called the "Euro". This conversion may expose the fund to certain risks including the reliability and timely reporting of pricing information of the fund's portfolio holdings. In addition, one or more of the following may adversely affect specific securities in the fund's portfolio:


                  o Known trends or uncertainties related to the Euro conversion that an issuer reasonably expects will have a material impact on revenues, expenses or income from its operations;

                  o Competitive implications of increased price transparency of
                    European Union markets (including labor markets) resulting from adoption of a common currency and issuers' plans for pricing their own products and services in the Euro;

                  o Issuers' ability to make required information technology updates on a timely basis, and costs associated with the conversion (including costs of dual currency operations through January 1, 2002);

                  o Currency exchange rate risk and derivatives exposure
                    (including the disappearance of price sources, such as certain interest rate indices); and

                  o Potential tax consequences.


               Special Situations

               The fund may invest in special situations. Special situations often involve much greater risk than ordinary investment securities. The companies involved often are smaller, unseasoned companies and the securities may not perform as the adviser expects. Analysis of special situations is more complex than for ordinary investments, making it more difficult for the adviser to accurately predict risk and return.


               Impact of the Year 2000 Issue on Fund Investments

               The Year 2000 issue is the result of computer programs being written using two rather than four digits to define the applicable year. There is the possibility that some or all of an entity's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. If an entity whose securities are held by the fund does not "fix" its Year 2000 issue, it is possible that its operations and financial results would be hurt. Also, the cost of modifying computer programs to become Year 2000 compliant may hurt the financial performance and market price of companies whose securities are held by the fund.



               Management of The Fund

------------------------------------------


               The Adviser


               Please refer to "Management of the Funds" on page    for a
               description of the investment adviser, management fees and portfolio managers.



                                         Phoenix-Engemann Balanced Return Fund 9

               Phoenix-Engemann Global Growth Fund
               Investment Risk and Return Summary

-------------------------------------------------------



               Important Notice to Investors

               On February 9, 1999, the Board of Trustees of Phoenix-Engemann Funds (the "Trust") unanimously approved an Agreement and Plan of Reorganization (the "Agreement") relating to the proposed combination of the Phoenix-Engemann Global Growth Fund of the Trust and the Phoenix-Aberdeen Worldwide Opportunities Fund.

               Pursuant to the Agreement, the Global Growth Fund will transfer all or substantially all of its assets to the Worldwide Opportunities Fund in exchange for shares of the Worldwide Opportunities Fund and the assumption by the Worldwide Opportunities Fund of certain identified liabilities of the Global Growth Fund. Following the exchange, the Global Growth Fund will distribute the shares of the Worldwide Opportunities Fund to its shareholders pro rata, in liquidation of the Global Growth Fund. The effectiveness of these transactions is subject to the satisfaction of a number of conditions, including approval by shareholders of the Global Growth Fund. It is currently anticipated that these matters will be submitted for a vote at a meeting of shareholders to be held in June 1999.


               Investment Objective

               Phoenix-Engemann Global Growth Fund has an investment objective of long-term growth of capital. There is no guarantee that the fund will achieve its objective.


               Principal Investment Strategies


               [arrow] The fund may invest in a diversified portfolio of marketable securities of both U.S. and foreign issuers. Under normal circumstances, the fund will invest at least 65% of its total assets in securities of issuers located in 3 or more countries, one of which typically will be the United States.

               [arrow] The fund expects to invest primarily in common stocks of U.S. and foreign companies.

               [arrow] The fund may invest in preferred stocks, warrants, options on stocks and stock indices, Depository Receipts, convertible debt obligations and other debt obligations.

               [arrow] The fund may invest in direct and indirect debt obligations of the U.S. Government and its agencies, states and municipalities and their agencies, and corporate issuers.

               [arrow]  The fund may also invest in new issues.

               [arrow]  The fund may:

                     o maintain any geographic and currency mix,

                     o invest in securities in both developed markets and
                       emerging markets,


10 Phoenix-Engemann Global Growth Fund

                     o invest with out limit in any one country, and

                     o invest in companies of any size.


               [arrow] In selecting companies for investment, the adviser seeks to take advantage of investment opportunities created by a global economy and will look for companies with the following characteristics: above-average earnings growth potential, predictable and sustainable earnings growth, high profitability, financial and management strength, significant competitive advantages dominant market share and where possible, limited regulation.

               [arrow] The adviser looks to sell securities from the portfolio when there is a change in the original investment thesis or the security has appreciated and is no longer attractive.


               Principal Risks
               If you invest in this fund you risk that you may lose your investment.

               The fund will seek to increase the value of your shares by investing in securities the adviser expects to increase in value. Most of the fund's investments will be in common stocks. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse then expected. As a result, the value of your shares may decrease.

               The fund will invest in companies in foreign countries including some "emerging market" countries (countries with markets that are not fully developed). Political and economic uncertainty as well as less public information about investments may negatively impact the fund's portfolio. Some investments may be made in currencies other than U.S. dollars that will fluctuate in value as a result of changes in the currency exchange rate. Foreign markets and currencies may not perform as well as U.S. markets. Emerging market countries and companies doing business in emerging markets may not have the same range of opportunities as countries and their companies in developed nations. They may also have more obstacles to financial success.

               The fund may be subject to greater risks than a fund that does not invest in securities with growth characteristics.

               The fund may invest in small companies, unseasoned companies and new issues. Smaller and unseasoned companies may be affected to a greater extent than larger, established companies by changes in general economic conditions and conditions in particular industries. Unseasoned companies will be relatively new to the primary line of business and small companies may also be relatively new. These companies may not have the same operating history and "track record" as larger companies. This could make future performance of smaller companies, unseasoned companies and new issues more difficult to predict.

               The fund may invest in debt obligations believed by the adviser to offer the potential for capital growth. Debt securities may be negatively affected by changes in interest rates. Generally when interest rates rise the value of debt securities fall.



                                          Phoenix-Engemann Global Growth Fund 11

               Performance Tables


               The bar chart and table below provide some indication of the risks of investing in the Phoenix-Engemann Global Growth Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year over the life of the fund.(1) The table below shows how the fund's average annual returns for one and five years, and for the life of the fund compare to those of a broad-based securities market index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.




[tabular representation of chart]

               Phoenix-Engemann Global Growth Fund

               1994      1995       1996      1997      1998
               25.76%    23.84%     21.77%    11.27%    14.35%

[end chart]




              (1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the period shown in the chart above, the highest return for a quarter was 21.85% (quarter ending December 31, 1998) and the lowest return for a quarter was (19.75)% (quarter ending September 30, 1998). Year to date performance (through March 31, 1999) was
                 %.






  Average Annual Total Returns(1)
  (for the periods ending 12/31/98)  One Year     Five Years             Life of the Fund(2)
---------------------------------------------------------------------------------------------------------
                                                                 Class A        Class B         Class C
---------------------------------------------------------------------------------------------------------
  Class A Shares                       8.91%        18.11%         20.05%          --               --
---------------------------------------------------------------------------------------------------------
  Class B Shares                       9.47%          N/A           --           13.94%             --
---------------------------------------------------------------------------------------------------------
  Class C Shares                      13.26%          N/A           --             --             14.38%
---------------------------------------------------------------------------------------------------------
  MSCI AC World Index(3)              21.72%        14.48%         14.11%        18.06%(4)        18.63%(5)
---------------------------------------------------------------------------------------------------------

              (1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption of the funds Class B and Class C Shares.

              (2) Class A Shares since November 1, 1993; Class B Shares since September 18, 1996; and Class C Shares since October 21, 1996.

              (3) MSCI AC (Morgan Stanley Capital International All Country World Index) is an unmanaged, commonly used measure of global stock market total return performance. The index's performance does not reflect sales charges.

              (4) Index performance since September 30, 1996.

              (5) Index performance since October 31, 1996.


12 Phoenix-Engemann Global Growth Fund

               Fund Expenses
-------------------------------


               This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.


                                                       Class A     Class B         Class C
                                                        Shares      Shares          Shares
                                                       --------    --------       ---------
Shareholder Fees (fees paid directly from your
investment)
  Maximum Sales Charge (load) Imposed on
  Purchases (as a percentage of offering price)        4.75%          None            None
  Maximum Deferred Sales Charge (load) (as a            None          5%(b)         1% during
  percentage of the lesser of the value redeemed or                               the first year
  the amount invested)
  Maximum Sales Charge (load) Imposed on
  Reinvested Dividends                                  None          None            None
  Redemption Fee                                        None          None            None
  Exchange Fee                                          None          None            None
                                                       ------------------------------------

                                                       Class A     Class B         Class C
                                                        Shares      Shares          Shares
                                                       --------    --------       ---------
Annual Fund Operating Expenses (expenses
that are deducted from fund assets)
  Management Fees                                      1.10%         1.10%           1.10%
  Distribution and Service (12b-1) Fees(c)             0.25%         1.00%           1.00%
  Other Expenses                                       0.76%         0.76%           0.76%
                                                        ----         -----           -----
Total Annual Fund Operating Expenses(a)                2.11%         2.86%           2.86%(d)
                                                       =====         =====           =====

              ----------------

(a) The fund's administrator has agreed to waive a portion of its administration fee so that other operating expenses of the fund do not exceed 0.60% of the first $50 million of the average daily net assets. Total Annual Operating Expenses for the fund, after waiver of administration fees, are 1.94% for Class A Shares, 2.69% for Class B Shares and 2.69% for Class C Shares.

(b) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year. Class B Shares purchased prior to January 20, 1998 are subject to the sales load schedule as it existed prior to that date. See "Sales Charges--Class B Shares Purchased Prior to January 20, 1998" in this prospectus.

(c) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").

(d) Class C Shares purchased prior to January 20, 1998 are not subject to the 1% deferred sales load.




               Example

               This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                          Phoenix-Engemann Global Growth Fund 13

Class        1 year   3 years   5 years   10 years
  Class A   $679     $1,104    $1,555    $2,800
  Class B   $689     $1,086    $1,508    $3,008
  Class C   $389     $  886    $1,508    $3,185


               You would pay the following expenses if you did not redeem your shares:





Class        1 year   3 years   5 years   10 years
  Class A   $679     $1,104    $1,555    $2,800
  Class B   $289     $  886    $1,508    $3,008
  Class C   $289     $  886    $1,508    $3,185



               Note: Your actual expenses may be lower than those shown in the tables above since the expense levels used to calculate the figures shown do not include the waiver of expenses over certain levels by the fund's administrator.





               Investment Strategies
--------------------------------------



               Investment Objective

               Phoenix-Engemann Global Growth Fund has an investment objective of long-term growth of capital. There is no guarantee that the fund will achieve its objective.


               Principal Investment Strategies

               The fund may invest in a diversified portfolio of marketable securities of both U.S. and foreign issuers. Under normal circumstances, the fund will invest at least 65% of its total assets in securities of issuers located in 3 or more countries, one of which typically will be the United States. Distribution of income, such as dividends and interest, is incidental in the selection of investments for the fund.

               The fund invests primarily in equity securities of U.S. and foreign companies. While the fund expects to invest principally in common stocks, it may also invest in other types of securities with equity characteristics including: preferred stocks, warrants, options on stocks and stock indices, Depository Receipts and convertible debt obligations that the adviser believes offer the possibility of capital appreciation over the long term based on the timing of such investments. Convertible securities have several unique investment characteristics such as:



14 Phoenix-Engemann Global Growth Fund

                  o higher yields than common stocks but lower yields than
                    comparable non-convertible securities;

                  o typically less fluctuation in value than the "underlying"
                    common stock, that is, the common stock that the investor receives if he converts;

                  o the potential for capital appreciation if the market price of the underlying common stock increases.


               The fund may also invest in new issues that the adviser believes offer good long-term investment potential or an opportunity for immediate price appreciation.

               The fund may maintain any geographic and currency mix, invest in securities in both developed markets and emerging markets, invest without limit in any one country and invest in companies of any size. However, the fund intends to principally invest in securities of companies located in developed markets, including the United States.

               Through a global investment approach, the adviser seeks to take advantage of the growing investment opportunities created by a global economy that has become more highly integrated in economic, industrial and financial terms. In analyzing companies for investment, the adviser generally will look for one or more of the following characteristics in relation to the prevailing price of the securities of such companies:


                  o above-average earnings growth potential;

                  o predictable and sustainable earnings growth;

                  o high profitability;

                  o strength of management;

                  o overall financial strength;

                  o significant competitive advantages;

                  o dominant market share; and

                  o where possible, limited regulation.


               The adviser may also invest in other debt obligations If interest rates fall, these investments are likely to increase in value. Conversely, if interest rates rise, a decrease in value can be expected.

               The fund may invest in direct and indirect debt obligations of the U.S. Government and its agencies, states and municipalities and their agencies, and corporate issuers. Debt obligations of corporate issuers must be rated in the top four investment rating categories, or if unrated, be of equivalent investment quality as determined by the adviser. Any security which drops below the four highest rating categories will be considered by the adviser in evaluating the overall composition of the portfolio.



                                          Phoenix-Engemann Global Growth Fund 15

               The advisor's portfolio selection method may result in a higher portfolio turnover rate. High portfolio turnover rates may increase costs to the fund, may negatively affect fund performance, and may increase capital gains distributions, resulting in greater tax liability to you.

               A security is sold when there has been a change in the original investment thesis, such as a reduction in the expected earnings growth rate of the company or a loss of competitive advantage, or the security has appreciated to the point where it is no longer attractive.

               Temporary Investment Strategy: In unusual market circumstances when the adviser believes that foreign investing may involve undue risks, up to 100% of the funds total assets may be invested in securities of U.S. issuers. If the adviser believes conditions are not favorable to the fund's principal strategies, all or part of the fund's assets may be held in cash and short-term money market instruments, including obligations of the U.S. Government, high quality commercial paper, certificates of deposit, bankers' acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. The fund may also hold all or part of fund assets in Depository Receipts.





               Risks Related to Investment Strategies
-------------------------------------------------------



               General

               The fund's focus is long-term capital appreciation. The adviser intends to invest fund assets so that your shares increase in value. However, the value of the fund's investments that support your share value can decease as well as increase. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. The value of the fund's investments can decrease for a number of reasons. For example, changing economic conditions may cause a decline in value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. To the extent that the fund's investments are affected by general economic declines, declines in industries, and interest rate changes that negatively affect the companies in which the fund invests, fund share values may decline. Share values can also decline if the specific companies selected for fund investment fail to perform as the adviser expects, regardless of general economic trends, industry trends, interest rates and other economic factors.

               In addition to these general risks of investing in the fund, there are several specific risks of investing in the fund that you should note.


               Foreign Investing

               The fund will invest in non-U.S. companies. Investing in the securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies. These include:



16 Phoenix-Engemann Global Growth Fund

                  o differences in accounting, auditing and financial reporting standards,

                  o generally higher commission rates on foreign portfolio
                    transactions,

                  o differences and inefficiencies in transaction settlement systems,

                  o the possibility of expropriation or confiscatory taxation,

                  o adverse changes in investment or exchange control
                    regulations,

                  o political instability, and

                  o potential restrictions on the flow of international
                    capital.


               Political and economic uncertainty as well as less public information about investments may negatively impact the fund's portfolio.

               Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes withheld prior to receipt by the fund.

               Many of the foreign securities held by the fund will not be registered with, nor will the issuers of those securities be subject to the reporting requirements of, the U.S. Securities and Exchange Commission. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.


               Foreign Currency

               Portions of the fund's assets may be invested in securities denominated in foreign currencies. Changes in foreign exchange rates will affect the value of those securities denominated or quoted in currencies other than the U.S. dollar. The forces of supply and demand in the foreign exchange markets determine exchange rates and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the fund's net asset value (share price) and dividends either positively or negatively depending upon whether foreign currencies are appreciating or depreciating in value relative to the U.S. dollar. Exchange rates fluctuate over both the long and short terms.

               On January 1, 1999, eleven European countries began converting from their sovereign currency to the European Union common currency called the "Euro". This conversion may expose the fund to certain risks including the reliability and timely reporting of pricing information of the fund's portfolio holdings. In addition, one or more of the following may adversely affect specific securities in the fund's portfolio:


                  o Known trends or uncertainties related to the Euro conversion that an issuer reasonably expects will have a material impact on revenues, expenses or income from its operations;



                                          Phoenix-Engemann Global Growth Fund 17

                  o Competitive implications of increased price transparency of
                    European Union markets (including labor markets) resulting from adoption of a common currency and issuers' plans for pricing their own products and services in the Euro;

                  o Issuers' ability to make required information technology updates on a timely basis, and costs associated with the conversion (including costs of dual currency operations through January 1, 2002);

                  o Currency exchange rate risk and derivatives exposure
                    (including the disappearance of price sources, such as certain interest rate indices); and

                  o Potential tax consequences.


               Emerging Market Investing

               The fund may invest in companies located in emerging market countries and regions. Investments in less-developed countries whose markets are still emerging generally presents risks in greater degree than those presented by investment in foreign issuers based in countries with developed securities markets and more advanced regulatory system. Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. The charters of individual companies in developing countries may impose limitations on foreign ownership to prevent, among other concerns, violation of foreign investment limitations.

               The economies of developing countries generally are heavily dependent upon international trade. And accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been (and may continue to be) adversely affected by economic conditions in the countries with which they trade.


               Growth Stocks

               Typically, growth stocks make little or no dividend payments to shareholders. Investment return is based upon the stocks' capital appreciation making return more dependent on market increases and decreases as compared to stocks that provide dividend payments. Growth stocks also tend to rise faster when markets advance and drop more sharply when markets fall making them more volatile than non-growth stocks to market changes. Should a market decline occur, the fund's price may fall more than that of a non growth fund.


               New Issues

               The fund may invest in new issues. A new issue may be an initial public offering by a previously private company. There may be less public information about the company and the company may have a limited operating history and rapidly changing fundamental prospects. This may make investment returns of new issues highly volatile. New issues may also be subject to varying patterns of trading volume and may, at times, be difficult to sell.



18 Phoenix-Engemann Global Growth Fund

               Small Market Capitalization and Unseasoned Companies

               The fund may invest in some smaller companies, unseasoned companies and new issues. Companies with small capitalization are often companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant positive or negative effect on small capitalization companies and their stock performance. Given the limited operating history and rapidly changing fundamental prospects, investment returns from smaller capitalization companies and unseasoned companies can be highly volatile. Smaller and unseasoned companies may find their ability to raise capital impaired by their size or lack of operating history. Product lines are often less diversified and subject to competitive threats. Smaller capitalization stocks, new issues and stocks of unseasoned companies are subject to varying patterns of trading volume and may, at times, be difficult to sell.


               Unrated Securities

               The fund may invest in unrated securities. Unrated securities may not be lower in quality then rated securities but due to their perceived risk they may not have as broad a market as rated securities. Analysis of unrated securities is more complex than for rated securities, making it more difficult for the adviser to accurately predict risk.


               Impact of the Year 2000 Issue on Fund Investments

               The Year 2000 issue is the result of computer programs being written using two rather than four digits to define the applicable year. There is the possibility that some or all of a company's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. If a company whose securities are held by the fund does not "fix" its Year 2000 issue, it is possible that its operations and financial results would be hurt. Also, the cost of modifying computer programs to become Year 2000 compliant may hurt the financial performance and market price of companies whose securities are held by the fund.





               Management of the Fund
------------------------------------------



               Please refer to "Management of the Funds" on page for a description of the investment adviser, management fees and portfolio managers.



                                          Phoenix-Engemann Global Growth Fund 19

               Phoenix-Engemann Growth Fund
               Investment Risk and Return Summary

-------------------------------------------------------


               Investment Objective


               Phoenix-Engemann Growth Fund has an investment objective of long-term growth of capital. There is no guarantee that the fund will achieve its objective.



               Principal Investment Strategies



               [arrow] The fund emphasizes the purchase of common stocks of domestic corporations with rapidly growing earnings per share. The companies may have small or large capitalizations and may be unseasoned or established. The adviser will also select stocks of companies that may not be experiencing rapid growth but, in the opinion of the adviser, are undervalued by other criteria of their fundamental net worth.

               [arrow] The fund may invest in preferred stocks, warrants, convertible debt obligations and other debt obligations.

               [arrow] The fund may invest in direct and indirect debt obligations of the U.S. Government and its agencies, states and municipalities and their agencies, and corporate issuers.

               [arrow] The fund may invest up to 30% of its assets in special situations, such as tender offers or corporate restructurings, that the adviser believes present opportunities for capital growth.

               [arrow] The adviser looks to sell securities from the portfolio when there is a change in the original investment thesis or the security has appreciated and is no longer attractive.



               Principal Risks


               If you invest in this fund you risk that you may lose your investment.

               The fund will seek to increase the value of your shares by investing in securities the adviser expects to increase in value. Most of the fund's investments will be in common stocks. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse then expected. As a result, the value of your shares may decrease.

               The fund may be subject to greater risks than a fund that does not invest in securities with growth characteristics.

               The fund may invest in small companies, unseasoned companies and new issues . Smaller and unseasoned companies may be affected to a greater extent than larger, established companies by changes in general economic conditions and conditions in particular industries. Unseasoned companies will be relatively new to the primary line of business and small companies may also be relatively new. These companies may not have the same operating history and "track record" as larger companies. This could make future performance of smaller companies, unseasoned companies and new issues more difficult to predict.



20 Phoenix-Engemann Growth Fund

               The fund may invest in debt obligations believed by the adviser to offer the potential for capital growth. Debt securities may be negatively affected by changes in interest rates. Generally when interest rates rise the value of debt securities fall.

               The fund may invest in special situations. Special situations often involve smaller, unseasoned companies and the securities may not appreciate as the adviser believed they would. Analysis of special situations is more complex than for ordinary investments, making it more difficult for the adviser to accurately predict risk and return.



               Performance Tables


               The bar chart and table below provide some indication of the risks of investing in the Phoenix-Engemann Growth Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year over the last ten years.(1) The table below shows how the fund's average annual returns for one, five and ten years, and for the life of the fund compare to those of a broad-based securities market index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.



[tabular representation of chart]

               Phoenix-Engemann Growth Fund

              1989       1990      1991      1992      1993      1994      1995       1996      1997      1998
              37.75%    -4.55%    67.85%     2.24%     -5.87%    -3.75%     27.16%    22.49%     16.04%    37.41%

[end chart]




              (1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the period shown in the chart above, the highest return for a quarter was 35.36% (quarter ending December 31, 1998) and the lowest return for a quarter was (24.96)% (quarter ending September 30, 1996). Year to date performance (through March 31, 1999) was
                  %.



  Average Annual Total Returns(1)       One        Five         Ten             Life of the Fund(2)
  (for the periods ending 12/31/98)    Year        Years       Years
  --------------------------------------------------------------------------------------------------------
                                                                         Class A     Class B     Class C
  --------------------------------------------------------------------------------------------------------
  Class A Shares                      30.88%      17.88%      17.06%      14.15%         --          --
  --------------------------------------------------------------------------------------------------------
  Class B Shares                      32.53%        N/A         N/A          --       18.13%         --
  --------------------------------------------------------------------------------------------------------
  Class C Shares                      36.38%        N/A         N/A          --          --       18.33%
  --------------------------------------------------------------------------------------------------------
  S&P 500 Stock Index(3)              28.76%      24.15%      19.22%      16.93%      24.23%      24.23%
  --------------------------------------------------------------------------------------------------------

(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B and Class C Shares.

(2) Class A Shares since June 24, 1986; Class B and Class C Shares since January 3, 1994.

(3) The S&P 500 Stock Index is an unmanaged but commonly used measure of common stock total return performance. The S&P's performance does not reflect sales charges.



                                                 Phoenix-Engemann Growth Fund 21

               Fund Expenses
-------------------------------


               This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.


                                                       Class A     Class B       Class C
                                                        Shares     Shares        Shares
                                                       -------     -------       -------
Shareholder Fees (fees paid directly from
your investment)
  Maximum Sales Charge (load) Imposed on
  Purchases (as a percentage of offering price)        4.75%          None         None
  Maximum Deferred Sales Charge (load) (as a            None        5%(a)      1% during the
  percentage of the lesser of the value redeemed or                             first year
  the amount invested)
  Maximum Sales Charge (load) Imposed on
  Reinvested Dividends                                  None         None          None
  Redemption Fee                                        None         None          None
  Exchange Fee                                          None         None          None
                                                       ---------------------------------

                                                       Class A     Class B       Class C
                                                        Shares     Shares        Shares
                                                       -------     -------       -------
Annual Fund Operating Expenses (expenses
that are deducted from fund assets)
  Management Fees                                      0.81%        0.81%         0.81%
  Distribution and Service (12b-1) Fees(b)             0.25%        1.00%         1.00%
  Other Expenses                                       0.52%        0.52%         0.52%
                                                       -----        -----        ------
Total Annual Fund Operating Expenses                   1.58%        2.33%         2.33%(c)
                                                       =====        =====        ======

----------------

(a) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year. Class B Shares purchased prior to January 20, 1998 are subject to the sales load schedule as it existed prior to that date. See "Sales Charges--Class B Shares Purchased Prior to January 20, 1998" in this prospectus.

(b) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").

(c) Class C Shares purchased prior to January 20, 1998 are not subject to the 1% deferred sales load.




               Example

               This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


22 Phoenix-Engemann Growth Fund

Class        1 year   3 years   5 years   10 years
  Class A   $628     $950      $1,295    $2,264
  Class B   $636     $927      $1,245    $2,479
  Class C   $336     $727      $1,245    $2,666



               You would pay the following expenses if you did not redeem your shares:






Class        1 year   3 years   5 years   10 years
  Class A   $628     $950      $1,295    $2,264
  Class B   $236     $727      $1,245    $2,479
  Class C   $236     $727      $1,245    $2,666




               Investment Objective
-----------------------------------

               Phoenix-Engemann Growth Fund has an investment objective of long-term growth of capital. There is no guarantee that the fund will achieve its objective.


               Principal Investment Strategies
               The fund emphasizes the purchase of common stocks of domestic corporations with rapidly growing earnings per share. The companies may have small or large capitalizations and may be unseasoned or established. The adviser will also select stocks of companies that may not be experiencing rapid growth but, in the opinion of the adviser, are undervalued by other criteria of their fundamental net worth. The adviser anticipates that the fund's volatility will be greater than the Standard & Poor's 500 Stock Index. Distribution of income, such as dividends and interest, is incidental in the selection of investments for the fund.

               A security is sold when there has been a change in the original investment thesis, such as a reduction in the expected earnings growth rate of the company or a loss of competitive advantage, or the security has appreciated to the point where it is no longer attractive.

               In addition to common stocks, the fund may also invest in preferred stocks, warrants, and convertible debt obligations. Convertible securities have several unique investment characteristics such as:


                  o Higher yields than common stocks but lower yields than
                    comparable non-convertible securities;



                                                 Phoenix-Engemann Growth Fund 23

                  o Typically less fluctuation in value than the "underlying"
                    common stock, that is, the common stock that the investor receives if he converts;

                  o The potential for capital appreciation if the market price of the underlying common stock increases.


               The adviser may also invest in other debt obligations that it believes offer the possibility of capital appreciation over the long term based on the timing of such investments. If interest rates fall, these investments are likely to increase in value. Conversely, if interest rates rise, a decrease in value can be expected.

               The fund may invest in direct and indirect debt obligations of the U.S. Government and its agencies, states and municipalities and their agencies, and corporate issuers. Debt obligations of corporate issuers must be rated in the top four investment rating categories, or if unrated, be of equivalent investment quality as determined by the adviser. Any security which drops below the four highest rating categories will be considered by the adviser in evaluating the overall composition of the portfolio.

               The fund may invest up to 30% of its total assets in special situations that the adviser believes present opportunities for capital growth. Special situations are created by developments that apply solely to a particular company. Developments that create special situations include liquidations, reorganizations, recapitalizations, corporate restructurings, mergers and tender offers, technological breakthroughs and new management.

               Temporary Investment Strategy: If the adviser believes conditions are not favorable to the fund's principal strategies, all or part of the fund's assets may be held in cash and short-term money market instruments, including obligations of the U.S. Government, high quality commercial paper, certificates of deposit, bankers' acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities.




               Risks Related to Investment Strategies
-------------------------------------------------------


               General
               The fund's focus is long-term capital appreciation. The adviser intends to invest fund assets so that your shares increase in value. However, the value of the fund's investments that support your share value can decease as well as increase. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. The value of the fund's investments can decrease for a number of reasons. For example, changing economic conditions may cause a decline in value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. To the extent that the fund's investments are affected by general economic declines, declines in industries, and interest rate changes that negatively affect the companies in



24 Phoenix-Engemann Growth Fund
               which the fund invests, fund share values may decline. Share values can also decline if the specific companies selected for fund investment fail to perform as the adviser expects, regardless of general economic trends, industry trends, interest rates and other economic factors.

               In addition to these general risks of investing in the fund, there are several specific risks of investing in the fund that you should note.


               Growth Stocks
               Typically, growth stocks make little or no dividend payments to shareholders. Investment return is based upon the stocks' capital appreciation making return more dependent on market increases and decreases as compared to stocks that provide dividend payments. Growth stocks also tend to rise faster when markets advance and drop more sharply when markets fall making them more volatile than non-growth stocks to market changes. Should a market decline occur, the fund's price may fall more than that of a non growth fund.


               Small Market Capitalization and Unseasoned Companies The fund may invest in some smaller companies, unseasoned companies and new issues. Companies with small capitalization are often companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant positive or negative effect on small capitalization companies and their stock performance. Given the limited operating history and rapidly changing fundamental prospects, investment returns from smaller capitalization companies and unseasoned companies can be highly volatile. Smaller and unseasoned companies may find their ability to raise capital impaired by their size or lack of operating history. Product lines are often less diversified and subject to competitive threats. Smaller capitalization stocks, new issues and stocks of unseasoned companies are subject to varying patterns of trading volume and may, at times, be difficult to sell.


               Special Situations
               The fund may invest in special situations. Special situations often involve smaller, unseasoned companies and the securities may not appreciate as the adviser believed they would. Analysis of special situations is more complex than for ordinary investments, making it more difficult for the adviser to accurately predict risk and return.



               Impact of the Year 2000 Issue on Fund Investments

               The Year 2000 issue is the result of computer programs being written using two rather than four digits to define the applicable year. There is the possibility that some or all of a company's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. If a company whose securities are held by the fund does not "fix" its Year 2000 issue, it is possible that its operations and financial results would be hurt. Also, the cost of modifying computer programs to become Year 2000 compliant may hurt the financial performance and market price of companies whose securities are held by the fund.



                         Phoenix-Engemann Growth Fund 25

               Management of The Fund
------------------------------------------


               The Adviser


               Please refer to "Management of the Funds" on page   for a
               description of the investment adviser, management fees and portfolio managers.



26 Phoenix-Engemann Growth Fund

               Phoenix-Engemann Nifty Fifty Fund
               Investment Risk and Return Summary

-------------------------------------------------------


               Investment Objective


               Phoenix-Engemann Nifty Fifty Fund has an investment objective of long-term growth of capital. There is no guarantee that the fund will achieve its objective.



               Principal Investment Strategies



               [arrow] The fund expects to invest in approximately 50 different securities that the adviser believes represent the best potential to achieve long-term growth of capital. However, the fund may, for short periods of time, have more or less than 50 different securities while it is adding or deleting a particular position.

               [arrow] Under normal circumstances, the fund expects to invest at least 75% of its assets in common stocks of high-quality growth companies.

               [arrow] The fund may also invest in common stocks with rapidly growing earnings per share or stocks of companies that may not be experiencing rapid growth but, in the opinion of the adviser, are undervalued by other criteria of their fundamental net worth. The companies may have small or large capitalizations and may be unseasoned or established.

               [arrow] The adviser looks to sell securities from the portfolio when there is a change in the original investment thesis or the security has appreciated and is no longer attractive.

               [arrow] The fund may invest up to 35% of its assets in securities of foreign companies, special situations and unseasoned companies combined.

               [arrow] The fund may also invest in preferred stocks, warrants, convertible debt obligations and other debt obligations.



               Principal Risks


               If you invest in this fund you risk that you may lose your investment.

               The fund will seek to increase the value of your shares by investing in securities the adviser expects to increase in value. Most of the fund's investments will be in common stocks. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse then expected. As a result, the value of your shares may decrease.

               The fund seeks to invest in approximately 50 securities. Conditions which negatively affect these securities will have a greater impact on the fund as compared to a fund that is not limited in the number of issues it holds.

               The fund may be subject to greater risks than a fund that does not invest in securities with growth characteristics.



                                            Phoenix-Engemann Nifty Fifty Fund 27

               The fund may invest in small companies and unseasoned companies. Smaller and unseasoned companies may be affected to a greater extent than larger, established companies by changes in general economic conditions and conditions in particular industries. Unseasoned companies will be relatively new to the primary line of business and small companies may also be relatively new. These companies may not have the same operating history and "track record" as larger companies. This could make future performance of smaller and unseasoned companies more difficult to predict.

               The fund may invest in companies in foreign countries. Political and economic uncertainty as well as less public information about investments may negatively impact the fund's portfolio. Some investments may be made in currencies other than U.S. dollars that will fluctuate in value as a result of changes in the currency exchange rate. Foreign markets and currencies may not perform as well as U.S. markets. Emerging market countries and companies doing business in emerging markets may not have the same range of opportunities as countries and their companies in developed nations. They may also have more obstacles to financial success.

               The fund may invest in special situations. Special situations often involve smaller, unseasoned companies and the securities may not appreciate as the adviser believed they would. Analysis of special situations is more complex than for ordinary investments, making it more difficult for the adviser to accurately predict risk and return.

               The fund may invest in debt obligations believed by the adviser to offer the potential for capital growth. Debt securities may be negatively affected by changes in interest rates. Generally when interest rates rise the value of debt securities fall.



28 Phoenix-Engemann Nifty Fifty Fund

               Performance Tables

               The bar chart and table below provide some indication of the risks of investing in the Phoenix-Engemann Nifty Fifty Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year over the life of the fund.(1) The table below shows how the fund's average annual returns for one and five years, and for the life of the fund compare to those of a broad-based securities market index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.



[tabular representation of chart]

               Phoenix-Engemann Nifty Fifty Fund

                1991      1992      1993      1994      1995       1996      1997      1998
               67.64%     3.67%     -0.52%    1.05%     28.21%    26.52%     19.22%    35.13%

[end chart]



              (1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the period shown in the chart above, the highest return for a quarter was 30.70% (quarter ending December 31, 1998) and the lowest return for a quarter was (12.06)% (quarter ending September 30, 1998). Year to date performance (through March 31, 1999) was
                    %.






Average Annual Total Returns(1)      One        Five
(for the periods ending 12/31/98     Year      Years            Life of the Fund(2)
--------------------------------------------------------------------------------------------
                                                            Class A     Class B     Class C
--------------------------------------------------------------------------------------------
  Class A Shares                    28.70%      20.27%      20.01%         --          --
--------------------------------------------------------------------------------------------
  Class B Shares                    30.30%        N/A          --       20.53%         --
--------------------------------------------------------------------------------------------
  Class C Shares                    34.14%        N/A          --          --       20.72%
--------------------------------------------------------------------------------------------
  S&P 500 Stock Index(3)            28.76%      24.15%      20.97%      24.23%      24.23%
--------------------------------------------------------------------------------------------

(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B and Class C Shares.

(2) Class A Shares since December 17, 1990; Class B and Class C Shares since January 3, 1994.

(3) The S&P 500 Stock Index is an unmanaged but commonly used measure of common stock total return performance. The S&P's performance does not reflect sales charges.



                                            Phoenix-Engemann Nifty Fifty Fund 29

               Fund Expenses
-------------------------------


               This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.



                                                       Class A      Class B       Class C
                                                       Shares       Shares        Shares
                                                      --------- ------------ ---------------
  Shareholder Fees (fees paid directly from
  your investment)
  Maximum Sales Charge (load) Imposed on
  Purchases (as a percentage of offering price)        4.75%          None         None
  Maximum Deferred Sales Charge (load) (as a            None         5%(a)     1% during the
  percentage of the lesser of the value redeemed or                              first year
  the amount invested)
  Maximum Sales Charge (load) Imposed on
  Reinvested Dividends                                  None          None         None
  Redemption Fee                                        None          None         None
  Exchange Fee                                          None          None         None

                                                       Class A      Class B       Class C
                                                       Shares       Shares        Shares
                                                      --------- ------------ ---------------
  Annual Fund Operating Expenses (expenses
  that are deducted from fund assets)
  Management Fees                                      0.82%         0.82%        0.82%
  Distribution and Service (12b-1) Fees(b)             0.25%         1.00%        1.00%
  Other Expenses                                       0.53%         0.53%        0.53%
                                                       -----        ------        -----
  Total Annual Fund Operating Expenses                 1.60%         2.35%        2.35%(c)
                                                       =====        ======        =====

----------------

(a) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year. Class B Shares purchased prior to January 20, 1998 are subject to the sales load schedule as it existed prior to that date. See "Sales Charges--Class B Shares Purchased Prior to January 20, 1998" in this prospectus.

(b) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").

(c) Class C Shares purchased prior to January 20, 1998 are not subject to the 1% deferred sales load.




               Example

               This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.


               The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



30 Phoenix-Engemann Nifty Fifty Fund

Class        1 year   3 years   5 years   10 years
  Class A   $630     $956      $1,304    $2,285
  Class B   $638     $933      $1,255    $2,499
  Class C   $338     $733      $1,255    $2,686



               You would pay the following expenses if you did not redeem your shares:






Class        1 year   3 years   5 years   10 years
  Class A   $630     $956      $1,304    $2,285
  Class B   $238     $733      $1,255    $2,499
  Class C   $238     $733      $1,255    $2,686



               Investment Strategies

--------------------------------------


               Investment Objective


               The fund has an investment objective of long-term growth of capital. There is no guarantee that the fund will achieve the objective.



               Principal Investment Strategies


               The fund expects to invest in approximately 50 different securities that the adviser believes represent the best potential to achieve long-term growth of capital. However, the fund may, for short periods of time, have more or less than 50 different securities while it is adding or deleting a particular position.

               Under normal circumstances, the fund expects to invest at least 75% of its assets in common stocks of high-quality growth companies. High-quality growth companies are companies that generally exceed $50 million in annual net income and satisfy New York Stock Exchange listing requirements with respect to demonstrated earning power, years in operation, number of publicly held shares, and net tangible assets.

               The fund may also invest in common stocks with rapidly growing earnings per share or stocks of companies that may not be experiencing rapid growth but, in the opinion of the adviser, are undervalued by other criteria of their fundamental net worth. The companies may have small or large capitalizations and may be unseasoned or established.

               A security is sold when there has been a change in the original investment thesis, such as a reduction in the expected earnings growth rate of the company or a loss of competitive advantage, or the security has appreciated to the point where it is no longer attractive.



                                            Phoenix-Engemann Nifty Fifty Fund 31

               The fund may invest up to 35% of its assets in securities of foreign companies, special situation and unseasoned companies combined. Foreign securities are securities of non-U.S. issuers that are listed on a principal foreign or domestic securities exchange or market, or that are represented by Depository Receipts. Unseasoned companies generally are smaller and younger companies that are relatively new to or not yet well established in its primary line of business. Special situations are created by developments that apply solely to a particular company. Developments that create special situations include liquidations, reorganizations, recapitalizations, corporate restructurings, mergers and tender offers, technological breakthroughs and new management.

               The fund may invest in preferred stocks, warrants, convertible debt obligations and other debt obligations. Convertible securities have several unique investment characteristics such as:


                  o Higher yields than common stocks but lower yields than
                    comparable non-convertible securities;

                  o Typically less fluctuation in value than the "underlying"
                    common stock, that is, the common stock that the investor receives if he converts;

                  o The potential for capital appreciation if the market price of the underlying common stock increases.


               Distribution of income, such as dividends and interest, is incidental in the selection of investments for the fund.

               Temporary Investment Strategy: If the adviser believes conditions are not favorable to the fund's principal strategies, all or part of the fund's assets may be held in cash and short-term money market instruments, including obligations of the U.S. Government, high quality commercial paper, certificates of deposit, bankers' acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities.





               Risks Related to Investment Strategies
-------------------------------------------------------


               General


               The fund's focus is long-term capital appreciation. The adviser intends to invest fund assets so that your shares increase in value. However, the value of the fund's investments that support your share value can decease as well as increase. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. The value of the fund's investments can decrease for a number of reasons. For example, changing economic conditions may cause a decline in value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen



32 Phoenix-Engemann Nifty Fifty Fund
               prospects for others. To the extent that the fund's investments are affected by general economic declines, declines in industries, and interest rate changes that negatively affect the companies in which the fund invests, fund share values may decline. Share values can also decline if the specific companies selected for fund investment fail to perform as the adviser expects, regardless of general economic trends, industry trends, interest rates and other economic factors.

               In addition to these general risks of investing in the fund, there are several specific risks of investing in the fund that you should note.


               Limited Number of Investments

               The fund seeks to invest in approximately 50 securities. Conditions which negatively affect these securities will have a greater impact on the fund as compared to a fund that is not limited in the number of issues it holds. The fund may be more sensitive to changes in the market value of a single issuer or industry in its portfolio and therefore may present a greater risk than is usually associated with a more widely diversified mutual fund.


               Growth Stocks

               Typically, growth stocks make little or no dividend payments to shareholders. Investment return is based upon the stocks' capital appreciation making return more dependent on market increases and decreases as compared to stocks that provide dividend payments. Growth stocks also tend to rise faster when markets advance and drop more sharply when markets fall making them more volatile than non-growth stocks to market changes. Should a market decline occur, the fund's price may fall more than that of a non growth fund.


               Small Market Capitalization and Unseasoned Companies

               The fund may invest in some smaller companies and unseasoned companies. Companies with small capitalization are often companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant positive or negative effect on small capitalization companies and their stock performance. Given the limited operating history and rapidly changing fundamental prospects, investment returns from smaller capitalization companies and unseasoned companies can be highly volatile. Smaller and unseasoned companies may find their ability to raise capital impaired by their size or lack of operating history. Product lines are often less diversified and subject to competitive threats. Smaller capitalization stocks and stocks of unseasoned companies are subject to varying patterns of trading volume and may, at times, be difficult to sell.


               Foreign Investing
               The fund may invest in non-U.S. companies. Investing in the securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies. These include:


                  o differences in accounting, auditing and financial reporting standards,

                  o generally higher commission rates on foreign portfolio
                    transactions,


                                            Phoenix-Engemann Nifty Fifty Fund 33

                  o differences and inefficiencies in transaction settlement systems,

                  o the possibility of expropriation or confiscatory taxation,

                  o adverse changes in investment or exchange control
                    regulations,

                  o political instability, and

                  o potential restrictions on the flow of international
                    capital.


               Political and economic uncertainty as well as less public information about investments may negatively impact the fund's portfolio.

               Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes withheld prior to receipt by the fund.

               Many of the foreign securities held by the fund will not be registered with, nor will the issuers of those securities be subject to the reporting requirements of, the U.S. Securities and Exchange Commission. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.


               Foreign Currency
               Portions of the fund's assets may be invested in securities denominated in foreign currencies. Changes in foreign exchange rates will affect the value of those securities denominated or quoted in currencies other than the U.S. dollar. The forces of supply and demand in the foreign exchange markets determine exchange rates and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the fund's net asset value (share price) and dividends either positively or negatively depending upon whether foreign currencies are appreciating or depreciating in value relative to the U.S. dollar. Exchange rates fluctuate over both the long and short terms.

               On January 1, 1999, eleven European countries began converting from their sovereign currency to the European Union common currency called the "Euro". This conversion may expose the fund to certain risks including the reliability and timely reporting of pricing information of the fund's portfolio holdings. In addition, one or more of the following may adversely affect specific securities in the fund's portfolio:


                  o Known trends or uncertainties related to the Euro conversion that an issuer reasonably expects will have a material impact on revenues, expenses or income from its operations;

                  o Competitive implications of increased price transparency of
                    European Union markets (including labor markets) resulting from adoption of a common currency and issuers' plans for pricing their own products and services in the Euro;



34 Phoenix-Engemann Nifty Fifty Fund

                  o Issuers' ability to make required information technology updates on a timely basis, and costs associated with the conversion (including costs of dual currency operations through January 1, 2002);

                  o Currency exchange rate risk and derivatives exposure
                    (including the disappearance of price sources, such as certain interest rate indices); and

                  o Potential tax consequences.


               Special Situations

               The fund may invest in special situations. Special situations often involve much greater risk than ordinary investment securities. The companies involved often are smaller, unseasoned companies and the securities may not perform as the adviser expects. Analysis of special situations is more complex than for ordinary investments, making it more difficult for the adviser to accurately predict risk and return.



               Impact of the Year 2000 Issue on Fund Investments


               The Year 2000 issue is the result of computer programs being written using two rather than four digits to define the applicable year. There is the possibility that some or all of a company's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. If a company whose securities are held by the fund does not "fix" its Year 2000 issue, it is possible that its operations and financial results would be hurt. Also, the cost of modifying computer programs to become Year 2000 compliant may hurt the financial performance and market price of companies whose securities are held by the fund.



               Management of The Fund

------------------------------------------


               The Adviser


               Please refer to "Management of the Funds" on page for a description of the investment adviser, management fees and portfolio managers.



                                            Phoenix-Engemann Nifty Fifty Fund 35

               Phoenix-Engemann Small & Mid-Cap Growth Fund
               Investment Risk and Return Summary

-------------------------------------------------------


               Investment Objective


               Phoenix-Engemann Small and Mid-Cap Growth Fund has an investment objective of long-term growth of capital. There is no guarantee that the fund will achieve its objective.



               Principal Investment Strategies



               [arrow] The fund emphasizes investment primarily in equity securities of those small and mid-cap companies that the adviser believes may be leading companies of tomorrow. Under normal market circumstances, the fund will invest at least 65% of its total assets in equity securities of companies that have market capitalizations below $1.5 billion.

               [arrow] The fund expects to invest principally in common stocks. The adviser will select stocks of corporations with rapidly growing earnings per share. The adviser will also select stocks of companies that may not be experiencing rapid growth but, in the opinion of the adviser, are undervalued by other criteria of their fundamental net worth.

               [arrow] The adviser looks to sell securities from the portfolio when there is a change in the original investment thesis or the security has appreciated and is no longer attractive.

               [arrow] Although the fund may invest up to 50% of its total assets in securities of foreign (non-U.S.) issuers, it will primarily emphasize investment in U.S. companies.

               [arrow] The fund may invest in new issues that the adviser believes offer good long-term investment potential or an opportunity for immediate price increase.

               [arrow] The fund may invest up to 35% of its assets in special situations, such as tender offers or corporate restructurings, that the adviser believes present opportunities for capital growth.

               [arrow] The fund may invest in preferred stocks, warrants, options on stocks and stock indices and convertible debt obligations.



               Principal Risks
               If you invest in this fund you risk that you may lose your investment.

               The fund will seek to increase the value of your shares by investing in securities the adviser expects to increase in value. Most of the fund's investments will be in common stocks. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse then expected. As a result, the value of your shares may decrease.

               The fund may be subject to greater risks than a fund that does not invest in securities with growth characteristics.



36 Phoenix-Engemann Small & Mid-Cap Growth Fund

               The fund will invest in small and mid-capitalization companies and new issues. Smaller and mid-capitalization companies may be affected to a greater extent than larger, established companies by changes in general economic conditions and conditions in particular industries. These companies may not have the same operating history and "track record" as larger companies. This could make future performance of smaller companies, mid-capitalization companies and new issues more difficult to predict.

               The fund may invest in companies in foreign countries. Political and economic uncertainty as well as less public information about investments may negatively impact the fund's portfolio. Some investments may be made in currencies other than U.S. dollars that will fluctuate in value as a result of changes in the currency exchange rate. Foreign markets and currencies may not perform as well as U.S. markets.

               The fund may invest in special situations. Special situations often involve smaller, unseasoned companies and the securities may not appreciate as the adviser believed they would. Analysis of special situations is more complex than for ordinary investments, making it more difficult for the adviser to accurately predict risk and return.



                                 Phoenix-Engemann Small & Mid-Cap Growth Fund 37

               Performance Tables


               The bar chart and table below provide some indication of the risks of investing in the Phoenix-Engemann Small & Mid-Cap Growth Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year over the life of the fund.(1) The table below shows how the fund's average annual returns for one year and for the life of the fund compare to those of a broad-based securities market index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.



[tabular representation of chart]

               Phoenix-Engemann Small & Mid-Cap Growth Fund

               1995      1996       1997      1998
               25.68%    52.37%     26.41%    14.29%

[end chart]




              (1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the period shown in the chart above, the highest return for a quarter was 34.28% (quarter ending December 31, 1998) and the lowest return for a quarter was (22.13)% (quarter ending September 30, 1998). Year to date performance (through March 31, 1999) was
                  %.






  Average Annual Total Returns(1)   One Year           Life of the Fund(2)
  (for the periods ending 12/31/98)
  ------------------------------------------------------------------------------
                                                Class A      Class B     Class C
  ------------------------------------------------------------------------------
  Class A Shares                      8.87%       31.53%         --          --
  ------------------------------------------------------------------------------
  Class B Shares                      9.54%          --       22.06%         --
  ------------------------------------------------------------------------------
  Class C Shares                     13.34%          --          --       18.75%
  ------------------------------------------------------------------------------
  Russell 2000 Index(3)              (2.55)%      14.35%      11.14%      10.53%
  ------------------------------------------------------------------------------



               (1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption of the fund's Class B and Class C Shares.

               (2) Class A Shares since October 10, 1994; Class B Shares since September 18, 1996; and Class C Shares since October 8, 1996.

               (3) The Russell 2000 Index is an unmanaged, commonly used measure of total return performance of small-capitalization stocks. The Index does not reflect sales charges.



38 Phoenix-Engemann Small & Mid-Cap Growth Fund

               Fund Expenses
-------------------------------


               This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.



                                                       Class A     Class B          Class C
                                                        Shares     Shares            Shares
                                                      --------- ------------ ---------------------
  Shareholder Fees (fees paid directly from
  your investment)
    Maximum Sales Charge (load) Imposed on
    Purchases (as a percentage of offering price)      4.75%        None            None
    Maximum Deferred Sales Charge (load) (as a          None        5%(b)         1% during
    percentage of the lesser of the value redeemed or                           the first year
    the amount invested)
    Maximum Sales Charge (load) Imposed on
    Reinvested Dividends                                None        None            None
    Redemption Fee                                      None        None            None
    Exchange Fee                                        None        None            None

                                                      Class A      Class B          Class C
                                                       Shares      Shares            Shares
                                                      --------  ------------ ---------------------
  Annual Fund Operating Expenses (expenses
  that are deducted from fund assets)
    Management Fees                                   0.97%         0.97%           0.97%
    Distribution and Service (12b-1) Fees(c)          0.25%         1.00%           1.00%
    Other Expenses                                    0.61%         0.61%           0.61%
                                                      ----          -----           -----
  Total Annual Fund Operating Expenses(a)             1.83%         2.58%           2.58%(d)
                                                      ====          =====           =====



              ----------------
              (a) The fund's administrator has agreed to waive a portion of its administration fee so that other operating expenses of the fund do not exceed 0.60% of the first $50 million of the average daily net asset. Total Annual Operating Expenses for the fund, after waiver of administration fees, are 1.78% for Class A Shares, 2.53% for Class B Shares and 2.53% for Class C Shares.

              (b) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year. Class B Shares purchased prior to January 20, 1998 are subject to the sales load schedule as it existed prior to that date. See "Sales Charges--Class B Shares Purchased Prior to January 20, 1998" in this prospectus.

              (c) Distribution and Service Fees represent an asset based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").

              (d) Class C Shares purchased prior to January 20, 1998 are not subject to the 1% deferred sales load.




               Example

               This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.


               The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                 Phoenix-Engemann Small & Mid-Cap Growth Fund 39

Class        1 year   3 years   5 years   10 years
  Class A   $652     $1,023    $1,418    $2,521
  Class B   $661     $1,002    $1,370    $2,732
  Class C   $361     $  802    $1,370    $2,915


               You would pay the following expenses if you did not redeem your shares:





Class        1 year   3 years   5 years   10 years
  Class A   $652     $1,023    $1,418    $2,521
  Class B   $261     $  802    $1,370    $2,732
  Class C   $261     $  802    $1,370    $2,915



               Note: Your actual expenses may be lower than those shown in the tables above since the expense levels used to calculate the figures shown do not include the waiver of expenses over certain levels by the fund's administrator.





               Investment Strategies
--------------------------------------


               Investment Objective


               Phoenix-Engemann Small and Mid-Cap Growth Fund has an investment objective of long-term growth of capital. There is no guarantee that the fund will achieve its objective.


               Principal Investment Strategies

               The fund seeks to achieve its objective by investing primarily in equity securities of those small and mid-capitalized companies that the adviser believes may be leading companies of tomorrow. The fund emphasizes companies with market capitalizations below $1.5 billion. Under normal market circumstances, the fund will invest at least 65% of its total assets in equity securities of companies that are in that market capitalization range at the time of purchase. The fund may continue to hold securities of companies that subsequently increase their market capitalizations to above $1.5 billion if the company continues to satisfy the fund's other investment policies.

               The fund may invest the remaining 35% of its assets in a small and mid-cap companies or in equity securities of companies with larger capitalizations. However, the fund intends to invest primarily in U.S. equity securities with market capitalizations of $1.5 billion or below. The fund may invest up to 50% of total assets in securities of foreign (non-U.S.) issuers.



40 Phoenix-Engemann Small & Mid-Cap Growth Fund

               The adviser will select stocks of companies that show rapidly growing earnings price per share. The fund may also invest in companies that may not be experiencing rapid growth but, in the opinion of the adviser, are undervalued by other criteria of their fundamental net worth. The adviser anticipates that the fund's volatility will be greater than the Standard & Poor's 500 Stock Index. Distribution of income, such as dividends and interest, is incidental in the selection of investments for the fund.

               The fund may also invest in new issues that the adviser believes offer good long-term investment potential or an opportunity for immediate price appreciation.

               The fund may invest up to 35% of its total assets in special situations that the adviser believes present opportunities for capital growth. Special situations are created by developments that apply solely to a particular company. Developments that create special situations include liquidations, reorganizations, recapitalizations, corporate restructurings, mergers and tender offers, technological breakthroughs and new management.

               While the fund expects to invest principally in common stocks, it may also invest in other types of securities with equity characteristics including: preferred stocks, warrants, options on stocks and stock indices and convertible debt obligations that the adviser believes offer the possibility of capital appreciation over the long term based on the timing of such investments. Convertible securities have several unique investment characteristics such as:


                  o higher yields than common stocks but lower yields than
                    comparable non-convertible securities;

                  o typically less fluctuation in value than the "underlying"
                    common stock, that is, the common stock that the investor receives if he converts;

                  o the potential for capital appreciation if the market price of the underlying common stock increases.


               The advisor's portfolio selection method may result in a higher portfolio turnover rate. High portfolio turnover rates may increase costs to the fund, may negatively affect fund performance, and may increase capital gains distributions, resulting in greater tax liability to you.

               A security is sold when there has been a change in the original investment thesis, such as a reduction in the expected earnings growth rate of the company or a loss of competitive advantage, or the security has appreciated to the point where it is no longer attractive.

               Temporary Investment Strategy: If the adviser believes conditions are not favorable to the fund's principal strategies, all or part of the fund's assets may be held in cash and short-term money market instruments, including obligations of the U.S. Government, high quality commercial paper, certificates of deposit, bankers' acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities.



                                 Phoenix-Engemann Small & Mid-Cap Growth Fund 41

               Risks Related to Investment Strategies
-------------------------------------------------------



               General

               The fund's focus is long-term capital appreciation. The adviser intends to invest fund assets so that your shares increase in value. However, the value of the fund's investments that support your share value can decease as well as increase. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. The value of the fund's investments can decrease for a number of reasons. For example, changing economic conditions may cause a decline in value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. To the extent that the fund's investments are affected by general economic declines, declines in industries, and interest rate changes that negatively affect the companies in which the fund invests, fund share values may decline. Share values can also decline if the specific companies selected for fund investment fail to perform as the adviser expects, regardless of general economic trends, industry trends, interest rates and other economic factors.

               In addition to these general risks of investing in the fund, there are several specific risks of investing in the fund that you should note.


               Small and Medium Market Capitalization Investing

               The fund will invest in companies with medium and smaller capitalization. Companies with small and medium capitalization are often companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant positive or negative effect on small and medium capitalization companies and their stock performance. Given the limited operating history and rapidly changing fundamental prospects, investment returns from small and medium capitalization companies can be highly volatile. Small and medium companies may find their ability to raise capital impaired by their size or lack of operating history. Product lines are often less diversified and subject to competitive threats. Small and medium capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

               Focusing fund investments in small and mid cap companies may also subject the fund to greater risks then a fund that invests in a broad range of securities that do not have the potential to appreciate. Investment returns may be less for small and mid cap companies with appreciation potential because return is more dependent on market increases and decreases as compared to stocks that provide dividend payments. Should the market decline, the share value of small and mid cap companies may decline at a sharper rate than larger, dividend paying companies.



42 Phoenix-Engemann Small & Mid-Cap Growth Fund

               Growth Stocks

               Typically, growth stocks make little or no dividend payments to shareholders. Investment return is based upon the stocks' capital appreciation making return more dependent on market increases and decreases as compared to stocks that provide dividend payments. Growth stocks also tend to rise faster when markets advance and drop more sharply when markets fall making them more volatile than non-growth stocks to market changes. Should a market decline occur, the fund's price may fall more than that of a non growth fund.


               Foreign Investing

               The fund may invest in non-U.S. companies. Investing in the securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies. These include:


                  o differences in accounting, auditing and financial reporting standards,

                  o generally higher commission rates on foreign portfolio
                    transactions,

                  o differences and inefficiencies in transaction settlement systems,

                  o the possibility of expropriation or confiscatory taxation,

                  o adverse changes in investment or exchange control
                    regulations,

                  o political instability, and

                  o potential restrictions on the flow of international
                    capital.


               Political and economic uncertainty as well as less public information about investments may negatively impact the fund's portfolio.

               Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes withheld prior to receipt by the fund.

               Many of the foreign securities held by the fund will not be registered with, nor will the issuers of those securities be subject to the reporting requirements of, the U.S. Securities and Exchange Commission. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.


               Foreign Currency

               Portions of the fund's assets may be invested in securities denominated in foreign currencies. Changes in foreign exchange rates will affect the value of those securities denominated or quoted in currencies other than the U.S. dollar. The forces of supply and demand in the foreign



                                 Phoenix-Engemann Small & Mid-Cap Growth Fund 43
               exchange markets determine exchange rates and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the fund's net asset value (share price) and dividends either positively or negatively depending upon whether foreign currencies are appreciating or depreciating in value relative to the U.S. dollar. Exchange rates fluctuate over both the long and short terms.

               On January 1, 1999, eleven European countries began converting from their sovereign currency to the European Union common currency called the "Euro". This conversion may expose the fund to certain risks including the reliability and timely reporting of pricing information of the fund's portfolio holdings. In addition, one or more of the following may adversely affect specific securities in the fund's portfolio:


                  o Known trends or uncertainties related to the Euro conversion that an issuer reasonably expects will have a material impact on revenues, expenses or income from its operations;

                  o Competitive implications of increased price transparency of
                    European Union markets (including labor markets) resulting from adoption of a common currency and issuers' plans for pricing their own products and services in the Euro;

                  o Issuers' ability to make required information technology updates on a timely basis, and costs associated with the conversion (including costs of dual currency operations through January 1, 2002);

                  o Currency exchange rate risk and derivatives exposure
                    (including the disappearance of price sources, such as certain interest rate indices); and

                  o Potential tax consequences.


               New Issues

               The fund may invest in new issues. A new issue may be an initial public offering by a previously private company. There may be less public information about the company and the company may have a limited operating history and rapidly changing fundamental prospects. This may make investment returns of new issues highly volatile. New issues may also be subject to varying patterns of trading volume and may, at times, be difficult to sell.


               Special Situations

               The fund may invest in special situations. Special situations often involve much greater risk than ordinary investment securities. The companies involved often are smaller, unseasoned companies and the securities may not appreciate as the adviser believed it would. Analysis of special situations is more complex than for ordinary investments, making it more difficult for the adviser to accurately predict risk and return.



44 Phoenix-Engemann Small & Mid-Cap Growth Fund

               Impact of the Year 2000 Issue on Fund Investments

               The Year 2000 issue is the result of computer programs being written using two rather than four digits to define the applicable year. There is the possibility that some or all of a company's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. If a company whose securities are held by the fund does not "fix" its Year 2000 issue, it is possible that its operations and financial results would be hurt. Also, the cost of modifying computer programs to become Year 2000 compliant may hurt the financial performance and market price of companies whose securities are held by the fund.





               Management of the Fund
------------------------------------------



               Please refer to "Management of the Funds" on page for a description of the investment adviser, management fees and portfolio managers.



                                 Phoenix-Engemann Small & Mid-Cap Growth Fund 45

               Phoenix-Engemann Value 25 Fund
               Investment Risk and Return Summary

-------------------------------------------------------


               Investment Objective


               Phoenix-Engemann Value 25 Fund has an investment objective to provide substantial dividend income and long-term growth of capital. There is no guarantee that the fund will achieve its objective.


               Principal Investment Strategies


               [arrow] The fund expects to invest primarily in common stocks. Under normal circumstances, at least 80% of the fund's total assets will be invested in common stocks of approximately twenty-five (25) companies that demonstrate high dividend yield and quality earnings.

               [arrow] In selecting the twenty-five stocks, the adviser uses a proprietary quantitative approach to identify the highest yielding stocks that fit the fund's criteria. From this group, the adviser selects stocks that it believes offer the best investment promise. The adviser will look for one or more of the following characteristics:

                     o Established operating history;

                     o Adequate dividend coverage; and

                     o Sound balance sheet and other financial characteristics.




               [arrow] The adviser looks to sell securities from the portfolio when there is a change in the original investment thesis or the security has appreciated and is no longer attractive.

               [arrow] The fund may invest up to 35% of its total assets in special situations, such as tender offers or corporate restructurings, that the adviser believes present opportunities for capital growth.

               [arrow] The fund may invest up to 25% of its assets in foreign (non-U.S. securities).

               [arrow] The fund may invest in other securities with equity characteristics such as preferred stocks, convertible stocks and bonds, warrants and options on stocks and stock indices.



               Principal Risks

               If you invest in this fund you risk that you may lose your investment

               The fund's focus is substantial dividend income and long-term capital appreciation. The fund will seek to earn current income and to increase the value of your shares by investing in securities the adviser expects to pay dividends and to increase in value. Most of the fund's



46 Phoenix-Engemann Value 25 Fund
               investments will be in common stocks. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected. As a result, the value of your shares may decrease. Dividend distributions can also decrease or be eliminated entirely.

               The fund seeks to invest 80% of its assets in 25 securities. Conditions which negatively affect these 25 securities will have a greater impact on the fund as compared to a fund that is not limited in the number of issues it holds.

               The fund may invest in companies in foreign countries. Political and economic uncertainty as well as less public information about investments may negatively impact the fund's portfolio. Some investments may be made in currencies other than U.S. dollars that will fluctuate in value as a result of changes in the currency exchange rate. Foreign markets and currencies may not perform as well as U.S. markets.

               The fund may invest in special situations. Special situations often involve smaller, unseasoned companies and the securities may not perform as the adviser expects. Analysis of special situations is more complex than for ordinary investments, making it more difficult for the adviser to accurately predict risk and return.



                        Phoenix-Engemann Value 25 Fund 47

               Performance Tables


               The bar chart and table below provide some indication of the risks of investing in the Phoenix-Engemann Value 25 Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year over the life of the fund.(1) The table below shows how the fund's average annual returns for one year and for the life of the fund compare to those of a broad-based securities market index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.



[tabular representation of chart]

               Phoenix-Engemann Value 25 Fund

               1997      1998
               19.92%    7.23%

[end chart]



              (1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the period shown in the chart above, the highest return for a quarter was 17.79% (quarter ending December 31, 1998) and the lowest return for a quarter was (13.53)% (quarter ending September 30, 1998). Year to date performance (through March 31, 1999) was
                  %.






  Average Annual Total Returns(1)   One Year         Life of the Fund(2)
  (for periods ending 12/31/98)
  ------------------------------------------------------------------------------
                                                Class A     Class B     Class C
  ------------------------------------------------------------------------------
  Class A Shares                      2.11%       11.59%         --          --
  ------------------------------------------------------------------------------
  Class B Shares                      2.57%          --        9.87%         --
  ------------------------------------------------------------------------------
  Class C Shares                      6.42%          --          --       11.63%
  ------------------------------------------------------------------------------
  S&P 500 Stock Index(3)             28.76%       31.72%      31.14%      31.14%
  ------------------------------------------------------------------------------



               (1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption of the fund's Class B and Class C Shares.

               (2) Class A Shares since December 17, 1996; Class B and Class C Shares since January 2, 1997.

               (3) The S&P 500 Stock Index is an unmanaged but commonly used measure of common stock total return performance. The S&P's performance does not reflect sales charges.



48 Phoenix-Engemann Value 25 Fund

               Fund Expenses
-------------------------------


               This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.



                                                       Class A     Class B          Class C
                                                        Shares      Shares           Shares
                                                       -------     -------          -------
Shareholder Fees (fees paid directly from
your investment)
  Maximum Sales Charge (load) Imposed on
  Purchases (as a percentage of offering price)       4.75%          None             None
  Maximum Deferred Sales Charge (load) (as a           None         5%(b)         1% during
  percentage of the lesser of the value redeemed or                              the first year
  the amount invested)
  Maximum Sales Charge (load) Imposed on
  Reinvested Dividends                                 None          None             None
  Redemption Fee                                       None          None             None
  Exchange Fee                                         None          None             None

Annual Fund Operating Expenses (expenses
that are deducted from fund assets)
  Management Fees                                     0.90%         0.90%            0.90%
  Distribution and Service (12b-1) Fees (c)           0.25%         1.00%            1.00%
  Other Expenses                                      0.71%         0.71%            0.71%
                                                      ----          -----            -----
Total Annual Fund Operating Expenses                  1.86%         2.61%            2.61%(d)
                                                      ====          =====            =====



              ----------------
               (a) The fund's administrator has agreed to waive a portion of its administration fee so that other operating expenses of the fund do not exceed 0.60% of the first $50 million of the average daily net asset. Total Annual Operating Expenses for the fund, after waiver of administration fees, are 1.75% for Class A Shares, 2.50% for Class B Shares and 2.50% for Class C Shares.

               (b) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year. Class B Shares purchased prior to January 20, 1998 are subject to the sales load schedule as it existed prior to that date. See "Sales Charges--Class B Shares Purchased Prior to January 20, 1998" in this prospectus.

               (c) Distribution and Service Fees represent an asset based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").

               (d) Class C Shares purchased prior to January 20, 1998 are not subject to the 1% deferred sales load.




               Example

               This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.


               The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                               Phoenix-Engemann Value 25 Fund 49

Class        1 year   3 years   5 years   10 years
  Class A   $655     $1,032    $1,433    $2,551
  Class B   $664     $1,011    $1,385    $2,762
  Class C   $364     $  811    $1,385    $2,944


               You would pay the following expenses if you did not redeem your shares:





Class        1 year   3 years   5 years   10 years
  Class A   $655     $1,032    $1,433    $2,551
  Class B   $264     $  811    $1,385    $2,762
  Class C   $264     $  811    $1,385    $2,944



               Note: Your actual expenses may be lower than those shown in the tables above since the expense levels used to calculate the figures shown do not include the waiver of expenses over certain levels by the fund's administrator.



               Investment Strategies

--------------------------------------



               Investment Objective

               Phoenix-Engemann Value 25 Fund has an investment objective to provide substantial dividend income and long-term growth of capital. There is no guarantee that the fund will achieve its objective.


               Principal Investment Strategies

               The fund invests in securities that the adviser believes offer the best potential for current dividend yield and long term growth of capital. Under normal circumstances, at least 80% of the fund's total assets will be invested in common stocks of approximately twenty-five (25) companies that demonstrate high dividend yield and quality earnings. The average market capitalizations of the stocks included will generally be in excessive of $1 billion.

               In selecting the twenty-five stocks, the adviser uses a proprietary quantitative approach to identify the highest yielding stocks that fit the fund's criteria. From this group, the adviser selects stocks that it believes offer the best investment promise. The adviser will look for one or more of the following characteristics:



50 Phoenix-Engemann Value 25 Fund

                  o Established operating history;

                  o Adequate dividend coverage; and

                  o Sound balance sheet and other financial characteristics.


               The fund may invest the remainder of fund assets in common stocks with the potential for capital appreciation and in other types of securities with equity characteristics such as preferred stocks and options on stocks and stock indices that the adviser believes have favorable prospects.

               A security is sold when there has been a change in the original investment thesis, such as a reduction in the expected earnings growth rate of the company or a loss of competitive advantage, or the security has appreciated to the point where it is no longer attractive.

               The fund may invest up to 35% of its total assets in special situations that the adviser believes present opportunities for capital growth. Special situations are created by developments that apply solely to a particular company. Developments that create special situations include liquidations, reorganizations, recapitalizations, corporate restructurings, mergers and tender offers, technological breakthroughs and new management.

               The fund may invest up to 25% of its assets in foreign (non-U.S.) securities.

               The fund may also invest in, convertible stocks and bonds, and warrants if the adviser considers them to be consistent with the fund's investment objective. Convertible securities have several unique investment characteristics such as:


                  o higher yields than common stocks but lower yields than
                    comparable non-convertible securities;

                  o typically less fluctuation in value than the "underlying"
                    common stock, that is, the common stock that the investor receives if he converts;

                  o the potential for capital appreciation if the market price of the underlying common stock increases.


               The advisor's portfolio selection method may result in a higher portfolio turnover rate. High portfolio turnover rates may increase costs to the fund, may negatively affect fund performance, and may increase capital gains distributions, resulting in greater tax liability to you.

               Temporary Investment Strategy: If the adviser believes conditions are not favorable to the fund's principal strategies, all or part of the fund's assets may be held in cash and short-term money market instruments, including obligations of the U.S. Government, high quality commercial paper, certificates of deposit, bankers' acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities.



                                               Phoenix-Engemann Value 25 Fund 51

               Risks Related to Investment Strategies
-------------------------------------------------------



               General

               The fund's primary focus is dividend income and capital growth. The adviser intends to invest fund assets so that your shares earn current income through dividends and increase in value. However, companies in which the fund invests may encounter negative conditions such as poor market conditions for their products or services that could leave the companies' unable to continue to pay dividends at expected levels. Neither the adviser nor the fund can assure you that a particular level of income will consistently be achieved.

               In addition, the value of the fund's investments that support your share value can decease as well as increase. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. The value of the fund's investments can decrease for a number of reasons. For example, changing economic conditions may cause a decline in value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. To the extent that the fund's investments are affected by general economic declines, declines in industries, and interest rate changes that negatively affect the companies in which the fund invests, fund share values may decline. Share values can also decline if the specific companies selected for fund investment fail to perform as the adviser expects, regardless of general economic trends, industry trends, interest rates and other economic factors.

               In addition to these general risks of investing in the fund, there are several specific risks of investing in the fund that you should note.


               Limited Number of Investments

               The fund seeks to invest 80% of its assets in 25 securities. Conditions which negatively affect these 25 securities will have a greater impact on the fund as compared to a fund that is not limited in the number of issues it holds. Moreover, the fund may be more sensitive to changes in the market value of a single issuer or industry in its portfolio and therefore may present a greater risk than is usually associated with a more widely diversified mutual fund.


               Foreign Investing

               The fund may invest in non-U.S. companies. Investing in the securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies. These include:


                  o differences in accounting, auditing and financial reporting standards,

                  o generally higher commission rates on foreign portfolio
                    transactions,

                  o differences and inefficiencies in transaction settlement systems,


52 Phoenix-Engemann Value 25 Fund

                  o the possibility of expropriation or confiscatory taxation,

                  o adverse changes in investment or exchange control
                    regulations,

                  o political instability, and

                  o potential restrictions on the flow of international
                    capital.


               Political and economic uncertainty as well as less public information about investments may negatively impact the fund's portfolio.

               Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes withheld prior to receipt by the fund.

               Many of the foreign securities held by the fund will not be registered with, nor will the issuers of those securities be subject to the reporting requirements of, the U.S. Securities and Exchange Commission. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.


               Foreign Currency

               Portions of the fund's assets may be invested in securities denominated in foreign currencies. Changes in foreign exchange rates will affect the value of those securities denominated or quoted in currencies other than the U.S. dollar. The forces of supply and demand in the foreign exchange markets determine exchange rates and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the fund's net asset value (share price) and dividends either positively or negatively depending upon whether foreign currencies are appreciating or depreciating in value relative to the U.S. dollar. Exchange rates fluctuate over both the long and short terms.

               On January 1, 1999, eleven European countries began converting from their sovereign currency to the European Union common currency called the "Euro". This conversion may expose the fund to certain risks including the reliability and timely reporting of pricing information of the fund's portfolio holdings. In addition, one or more of the following may adversely affect specific securities in the fund's portfolio:


                  o Known trends or uncertainties related to the Euro conversion that an issuer reasonably expects will have a material impact on revenues, expenses or income from its operations;

                  o Competitive implications of increased price transparency of
                    European Union markets (including labor markets) resulting from adoption of a common currency and issuers' plans for pricing their own products and services in the Euro;



                                               Phoenix-Engemann Value 25 Fund 53

                  o Issuers' ability to make required information technology updates on a timely basis, and costs associated with the conversion (including costs of dual currency operations through January 1, 2002);

                  o Currency exchange rate risk and derivatives exposure
                    (including the disappearance of price sources, such as certain interest rate indices); and

                  o Potential tax consequences.


               Special Situations

               The fund may invest in special situations. Special situations often involve much greater risk than ordinary investment securities. The companies involved often are smaller, unseasoned companies and the securities may not appreciate as the adviser believed it would. Analysis of special situations is more complex than for ordinary investments, making it more difficult for the adviser to accurately predict risk and return.


               Impact of the Year 2000 Issue on Fund Investments

               The Year 2000 issue is the result of computer programs being written using two rather than four digits to define the applicable year. There is the possibility that some or all of a company's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. If a company whose securities are held by the fund does not "fix" its Year 2000 issue, it is possible that its operations and financial results would be hurt. Also, the cost of modifying computer programs to become Year 2000 compliant may hurt the financial performance and market price of companies whose securities are held by the fund.



54 Phoenix-Engemann Value 25 Fund

               Management of The Funds
-------------------------------------------


               The Adviser

               Roger Engemann & Associates, Inc. ("Engemann") is the investment adviser to each of the funds and is located at 600 North Rosemead Boulevard, Pasadena, California 91107. Engemann also acts as subadviser to two other mutual funds and acts as investment adviser to institutions and individuals. As of December 31, 1998, Engemann had $ billion in assets under management. Engemann has been an investment adviser since 1969.

               Subject to the direction of the fund's Board of Trustees, Engemann is responsible for managing the funds' investment program and the day-to-day management of the funds' portfolios. Engemann manages each fund's assets to conform with the investment policies as described in this prospectus. Each fund pays Engemann a monthly investment management fee that is accrued daily against the value of that fund's net assets at the following rates.





  Management Fee       1st $50 Million   Next $450 Million   Over $500 Million
  ------------------------------------------------------------------------------
  Balanced Return Fund      0.80%             0.70%               0.60%
  ------------------------------------------------------------------------------
  Global Growth Fund        1.10%             1.00%               0.90%
  ------------------------------------------------------------------------------
  Growth Fund               0.90%             0.80%               0.70%
  ------------------------------------------------------------------------------
  Nifty Fifty Fund          0.90%             0.80%               0.70%
  ------------------------------------------------------------------------------
  Small & Mid-Cap
  Growth Fund               1.00%             0.90%               0.80%
  ------------------------------------------------------------------------------
  Value 25 Fund             0.90%             0.80%               0.70%
  ------------------------------------------------------------------------------



               During the fund's last fiscal year, the fund paid total management fees of $8,378,334. The ratio of management fees to average net assets for the fiscal year ended December 31, 1998 was 0.76% for the Balanced Return Fund, 1.10% for the Global Growth Fund, 0.81% for the Growth Fund, 0.82% for the Nifty Fifty Fund, 0.97% for the Small & Mid-Cap Growth Fund and 0.90% for the Value 25 Fund. The advisory fees of each of the funds are greater than those for most mutual funds; however, the Trustees have determined that each is comparable to fees charged by other mutual funds whose investment objectives are similar to those of the funds.


               Portfolio Management

               Roger Engemann, James E. Mair and John S. Tilson are primarily responsible for the day-to-day management of the funds. Mr. Engemann has been president of Engemann since its inception. Messrs. Mair and Tilson are both Executive Vice Presidents of Portfolio Management of Engemann, and both have been with Engemann since 1983. Messrs. Engemann and Mair have been Chartered Financial Analysts ("CFAs") since 1972, and Mr. Tilson has been a CFA since 1974.



                                                       Phoenix-Engemann Funds 55

               Lou Abel, Scott Swanson, Ned Brines, James Chen, Yossie Lipsker, Lou Holtz and Mark Petrie serve as research analysts and participate as members of the team who are responsible for the day-to-day management of the funds' portfolios. Messrs. Swanson and Abel are CFAs and have been with Engemann since 1990 and 1991, respectively. Messrs. Chen and Brines are CFAs and have been with Engemann since 1994. Mr. Holtz is a CFA and has been with Engemann since 1996. Messrs. Petrie and Lipsker are CFA Level III candidates and have been with Engemann since 1992.


               Impact of the Year 2000 Issue on Fund Operations

               The Trustees have directed management to ensure that the systems used by service providers (Engemann and its affiliates) in support of the funds' operations be assessed and brought into Year 2000 compliance. Based upon preliminary assessments, Engemann has determined that they will be required to modify or replace portions of their software so that their computer systems will properly utilize dates beyond December 31, 1999. Engemann management believes that the majority of these systems are already Year 2000 compliant. Engemann believes that with modifications to existing software and conversions to new software, the Year 2000 issue will be mitigated. It is anticipated that such modifications and conversions will be completed on a timely basis. It is not known at this time if there could be a material impact on the operations of Engemann or its affiliates or the fund if such modifications and conversions are not completed timely.

               Engemann will utilize both internal and external resources to reprogram, or replace, and test the software for Year 2000 modifications. Certain systems are already in the process of being converted due to previous initiatives and it is expected that all core systems will be remediated and tested by June 1999. The total cost to become Year 2000 compliant is not an expense of the fund and is not expected to have a material impact on the operating results of Engemann.





               Pricing of Fund Shares
---------------------------------------


               How is the Share Price determined?

               The fund calculates a share price for each class of its shares. The share price is based on the net assets of the fund and the number of outstanding shares. In general, the fund calculates net asset value by:


                  o adding the values of all securities and other assets of the fund,

                  o subtracting liabilities, and

                  o dividing by the total number of outstanding shares of the fund.

56 Phoenix-Engemann Funds

               Asset Value: The fund's investments are valued at market value. If market quotations are not available, the fund determines a "fair value" for an investment according to rules and procedures approved by the Trustees. Foreign and domestic debt securities (other than short-term investments) are valued on the basis of broker quotations or valuations provided by a pricing service approved by the Trustees when such prices are believed to reflect the fair value of such securities. Foreign and domestic equity securities are valued at the last sale price or, if there has been no sale that day, at the last bid price, generally. Short-term investments having a remaining maturity of sixty days or less are valued at amortized cost, which the Trustees have determined approximates market value.

               Liabilities: Class specific expenses, distribution fees, service fees and other liabilities are deducted from the assets of each class. Expenses and liabilities that are not class specific (such as management fees) are allocated to each class in proportion to each class's net assets, except where an alternative allocation can be more fairly made.


               Net Asset Value: The liability allocated to a class plus any other expenses are deducted from the proportionate interest of such class in the assets of the fund. The resulting amount for each class is then divided by the number of shares outstanding of that class to produce each class's net asset value per share.


               The net asset value per share of each class of the fund is determined on days when the New York Stock Exchange (the "NYSE") is open for trading as of the close of trading (normally 4:00 PM eastern time). The fund will not calculate its net asset values per share on days when the NYSE is closed for trading. Trading of securities held by the fund in foreign markets may negatively or positively impact the value of such securities on days when the fund neither trades securities nor calculates its net asset values (i.e., weekends and certain holidays).


               At what price are shares purchased?

               All investments received by the fund's authorized agents prior to the close of regular trading on the NYSE (normally 4:00 PM eastern time) will be executed based on that day's net asset value. Shares credited to your account from the reinvestment of fund distributions will be in full and fractional shares that are purchased at the closing net asset value on the next business day on which the fund's net asset value is calculated following the dividend record date.




               Sales Charges
------------------------------


               What are the classes and how do they differ?


               The fund presently offers three classes of shares that have different sales and distribution charges (see "Fund Expenses" previously in this prospectus). For certain classes of shares, the fund has adopted distribution and service plans allowed under Rule 12b-1 of the Investment Company Act of 1940 that authorize the fund to pay distribution and service fees for the sale of its shares and for



                                                       Phoenix-Engemann Funds 57
               services provided to shareholders. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.



               What arrangement is best for you?


               The different classes permit you to choose the method of purchasing shares that is most beneficial to you. In choosing a class, consider the amount of your investment, the length of time you expect to hold the shares, whether you decide to receive distributions in cash or to reinvest them in additional shares, and any other personal circumstances. Depending upon these considerations, the accumulated distribution and service fees and contingent deferred sales charges of one class may be more or less than the initial sales charge and accumulated distribution and service fees of another class of shares bought at the same time. Because distribution and service fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


               Class A Shares. If you purchase Class A Shares, you will pay a sales charge at the time of purchase equal to 4.75% of the offering price (4.99% of the amount invested). The sales charge may be reduced or waived under certain conditions. Class A Shares are not subject to any charges by the fund when redeemed. Class A Shares have lower distribution and service fees (0.25%) and pay higher dividends than Class B and C Shares.


               Class B Shares. If you purchase Class B Shares, you will not pay a sales charge at the time of purchase. If you sell your Class B Shares within the first 5 years after they are purchased, you will pay a sales charge of up to 5% of your shares' value. See "Deferred Sales Charge Alternative--Class B and C Shares" below. This charge declines to 0% over a period of 5 years and may be waived under certain conditions. Class B shares have higher distribution and service fees (1.00%) and pay lower dividends than Class A Shares. Class B Shares automatically convert to Class A Shares eight years after purchase (six years for Class B Shares purchased prior to January 20, 1998). Purchases of Class B Shares may be inappropriate for any investor who may qualify for reduced sales charges of Class A Shares and anyone who is over 85 years of age. The underwriter may decline purchases in such situations.


               Class C Shares. If you purchase Class C Shares, you will not pay a sales charge at the time of purchase. If you sell your Class C Shares within the first year after they are purchased, you will pay a sales charge of 1%. See "Deferred Sales Charge Alternative--Class B and C Shares" below. Class C Shares have the same distribution and service fees (1.00%) and pay comparable dividends as Class B Shares. Class C Shares do not convert to any other class of shares of the fund.


               Initial Sales Charge Alternative--Class A Shares

               The public offering price of Class A Shares is the net asset value plus a sales charge that varies depending on the size of your purchase (see "Class A Shares--Reduced Sales Charges:
               Combination Purchase Privilege" in the Statement of Additional Information). Shares purchased


58 Phoenix-Engemann Funds
               based on the automatic reinvestment of income dividends or capital gains distributions are not subject to any sales charges. The sales charge is divided between your investment dealer and the funds' underwriter (Phoenix Equity Planning Corporation or "PEPCO").



               Sales Charge you may pay to purchase Class A Shares


                                     Sales Charge as
                                     a percentage of
                                  ----------------------
Amount of                                        Net
Transaction                        Offering     Amount
at Offering Price                    Price     Invested
--------------------------------------------------------
  Under $50,000                      4.75%       4.99%
  $50,000 but under $100,000         4.50        4.71
  $100,000 but under $250,000        3.50        3.63
  $250,000 but under $500,000        3.00        3.09
  $500,000 but under $1,000,000      2.00        2.04
  $1,000,000 or more                 None        None


               Deferred Sales Charge Alternative--
               Class B and C Shares

               Class B and C Shares are purchased without an initial sales charge; however, shares sold within a specified time period are subject to a declining contingent deferred sales charge ("CDSC") at the rates listed below. The sales charge will be multiplied by the then current market value or the initial cost of the shares being redeemed, whichever is less. No sales charge will be imposed on increases in net asset value or on shares purchased through the reinvestment of income dividends or capital gains distributions. To minimize the sales charge, shares not subject to any charge will be redeemed first, followed by shares held the longest time. To calculate the amount of shares owned and time period held, all Class B Shares purchased in any month are considered purchased on the last day of the preceding month, and all Class C Shares are considered purchased on the trade date.


               Deferred Sales charge you may pay to sell Class B Shares

                Year     1        2        3        4        5         6+
               ----------------------------------------------------------------
                CDSC     5%       4%       3%       2%       2%        0%



               Class B Shares Purchased Prior to January 20, 1998

               Class B Shares that were purchased prior to January 20, 1998 are not subject to the sales load schedule described above but will continue to be subject to the sales load schedule as it existed prior to that date. The following is the sales load schedule you may pay to sell Class B Shares purchased prior to January 20, 1998:

                Year     1        2        3        4         5+
               ----------------------------------------------------------------
                CDSC     5%       4%       3%       3%        0%


                                                       Phoenix-Engemann Funds 59

               Deferred Sales charge you may pay to sell Class C Shares


                Year      1       2+
               ----------------------------------------------------------------
                CDSC      1%      0%


               Class C Shares of the Growth Fund, Balanced Return Fund, and Nifty Fifty Fund purchased prior to January 20, 1998 are not subject to the 1% CDSC.




               Your Account
-----------------------------


               Opening an Account

               Your financial advisor can assist you with your initial purchase as well as all phases of your investment program. If you are opening an account by yourself, please follow the instructions outlined below.



               Step 1.


               Your first choice will be the initial amount you intend to invest.



               Minimum initial investments:


                  o $25 for individual retirement accounts, or accounts that use the systematic exchange privilege, or accounts that use the Investo-Matic program (see below for more information on the Investo-Matic program).

                  o There is no initial dollar requirement for defined
                    contribution plans, profit-sharing plans, or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into another account.

                  o $500 for all other accounts.


               Minimum additional investments:


                  o $25 for any account.

                  o There is no minimum for defined contribution plans,
                    profit-sharing plans, or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into an existing account.


60 Phoenix-Engemann Funds

               Step 2.

               Your second choice will be what class of shares to buy. The fund offers three classes of shares for individual investors. Each has different sales and distribution charges. Because all future investments in your account will be made in the share class you choose when you open your account, you should make your decision carefully. Your financial advisor can help you pick the share class that makes the most sense for your situation.


               Step 3.

               Your next choice will be how you want to receive any dividends and capital gain distributions. Your options are:

                  o Receive both dividends and capital gain distributions in additional shares

                  o Receive dividends in cash and capital gain distributions in additional shares

                  o Receive both dividends and capital gain distributions in cash



               No interest will be paid on uncashed distribution checks.





               How To Buy Shares
------------------------------------





----------------------------------------------------------------------------------------------------------------
                                  To Open An Account
----------------------------------------------------------------------------------------------------------------
  Through a financial advisor     Contact your advisor. Some advisors may charge a fee.
----------------------------------------------------------------------------------------------------------------
                                  Complete a New Account Application and send it with a check payable
  Through the mail                to the fund. Mail them to: State Street Bank, P.O. Box 8301, Boston,
                                  MA 02266-8301.
----------------------------------------------------------------------------------------------------------------
  By Federal Funds wire           Call us at (800) 243-1574 (press 1, then 0).
----------------------------------------------------------------------------------------------------------------
                                  Complete the appropriate section on the application and send it with your
  By Investo-Matic                initial investment payable to the fund. Mail them to: State Street Bank,
                                  P.O. Box 8301, Boston, MA 02266-8301.
----------------------------------------------------------------------------------------------------------------
  By telephone exchange           Call us at (800) 243-1574 (press 1, then 0).
----------------------------------------------------------------------------------------------------------------



               How to Sell Shares
-----------------------------------


               You have the right to have the fund buy back shares at the net asset value next determined after receipt of a redemption order by the fund's Transfer Agent or an authorized agent. In the case of a Class B or C Share redemption, you will be subject to the applicable deferred sales charge, if any, for such shares. Subject to certain restrictions, shares may be redeemed by telephone or



                                                       Phoenix-Engemann Funds 61
               in writing. In addition, shares may be sold through securities dealers, brokers or agents who may charge customary commissions or fees for their services. The fund does not charge any redemption fees. Payment for shares redeemed is made within seven days; however, redemption proceeds will not be disbursed until each check used for purchases of shares has been cleared for payment by your bank, which may take up to 15 days after receipt of the check.






  ------------------------------------------------------------------------------------------------------
                                  To Sell Shares
  ------------------------------------------------------------------------------------------------------
  Through a financial advisor     Contact your advisor. Some advisors may charge a fee.
  ------------------------------------------------------------------------------------------------------
                                  Send a letter of instruction and any share certificates (if you hold certificate shares) to: State Street Bank, P.O. Box 8301, Boston, MA
  Through the mail                02266-8301. Be sure to include the registered owner's name, fund and account number, number of shares or dollar value you wish to sell.
  ------------------------------------------------------------------------------------------------------
                                  For sales up to $50,000, requests can be made by calling
  By telephone                    (800) 243-1574.
  ------------------------------------------------------------------------------------------------------
  By telephone exchange           Call us at (800) 243-1574 (press 1, then 0).
  ------------------------------------------------------------------------------------------------------


               Things You Should Know When Selling Shares
------------------------------------------------------------



               You may realize a taxable gain or loss (for federal income tax purposes) if you redeem shares of the fund. The fund reserves the right to pay large redemptions "in-kind" (in securities owned by the fund rather than in cash). Large redemptions are those over $250,000 or 1% of the fund's net assets. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if redemption is requested by anyone but the shareholder(s) of record. Transfers between broker-dealer "street" accounts are governed by the accepting broker-dealer. Questions regarding this type of transfer should be directed to your financial advisor. Redemption requests will not be honored until all required documents in proper form have been received. To avoid delay in redemption or transfer, shareholders having questions about specific requirements should contact the fund's Transfer Agent at (800) 243-1574.



               Redemptions by Mail


               [arrow] Send a clear letter of instructions if all of these apply:


                  o Your shares are registered individually, jointly, or as
                    custodian under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act.

                  o The proceeds do not exceed $50,000.

                  o The proceeds are payable to the registered owner at the
                    address on record.



               [arrow] Send a clear letter of instructions with a signature guarantee when any of these apply:

62 Phoenix-Engemann Funds

                     o You are selling more than $50,000 worth of shares.

                     o The name or address on the account has changed within the last 60 days.

                     o You want the proceeds to go to a different name or
                       address than on the account.



               If you are selling shares held in a corporate or fiduciary account, please contact the fund's Transfer Agent at (800) 243-1574.


               The signature on your request must be guaranteed by an eligible guarantor institution as defined by the fund's Transfer Agent in accordance with its signature guarantee procedures. Currently, such procedures generally permit guarantees by banks, broker dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.


               Selling Shares by Telephone


               The Transfer Agent will use reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information are verified, redemption instructions are taped, and all redemptions are confirmed in writing.

               The individual investor bears the risk from instructions given by an unauthorized third party that the Transfer Agent reasonably believed to be genuine.

               The Transfer Agent may modify or terminate the telephone redemption privilege at any time with 60 days notice to shareholders.

               During times of drastic economic or market changes, telephone redemptions may be difficult to make or temporarily suspended.




               Account Policies
--------------------------------


               Account Reinstatement Privilege


               For 180 days after you sell your Class A, B, or C Shares, you can purchase Class A Shares of any fund at net asset value, with no sales charge, by reinvesting all or part of your proceeds, but not more. Send your written request to State Street Bank, P.O. Box 8301, Boston, MA 02266-8301. You can call us at (800) 243-1574 for more information.


               Please remember, a redemption and reinvestment are considered to be a sale and purchase for tax-reporting purposes. Class B shareholders who have had the contingent deferred sales charge waived because they are in the Systematic Withdrawal Program are not eligible for this reinstatement privilege.


                                                       Phoenix-Engemann Funds 63

               Redemption of Small Accounts

               Due to the high cost of maintaining small accounts, if your account balance is less than $200, you may receive a notice requesting you to bring the balance up to $200 within 60 days. If you do not, the shares in the account will be sold at net asset value, and a check will be mailed to the address of record.


               Exchange Privileges


               You should read the prospectus carefully before deciding to make an exchange. You can obtain a prospectus from your financial advisor or by calling us at (800) 243-4361 or accessing our Web site at www.phoenixinvestments.com.



                  o You may exchange shares for another fund in the same class of shares; e.g., Class A for Class A.


                  o Exchanges may be made by phone (800) 243-1574 or by mail
                    (State Street Bank, P.O. Box 8301, Boston, MA 02266-8301).

                  o The amount of the exchange must be equal to or greater than the minimum initial investment required.

                  o The exchange of shares is treated as a sale and purchase for federal income tax purposes.

                  o Because excessive trading can hurt fund performance and harm other shareholders, the Fund reserves the right to temporarily or permanently end exchange privileges or reject an order from anyone who appears to be attempting to time the market, including investors who request more than one exchange in any 30-day period. The fund's underwriter has entered into agreements with certain market timing firms permitting them to exchange by telephone. These privileges are limited, and the fund distributor has the right to reject or suspend them.



               Retirement Plans


               Shares of the fund may be used as investments under the following qualified prototype retirement plans: traditional IRA, rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k) plans, profit-sharing, money purchase pension plans, and 403(b) plans. For more information, call (800) 243-4361.



               Investor Services
---------------------------------

               Investo-Matic is a systematic investment plan that allows you to have a specified amount automatically deducted from your checking or savings account and then deposited into your mutual fund account. Just complete the Investo-Matic Section on the application and include a voided check.


64 Phoenix-Engemann Funds

               Systematic Exchange allows you to automatically move money from one Phoenix Fund to another on a monthly, quarterly, semiannual or annual basis. Shares of one Phoenix Fund will be exchanged for shares of the same class of another fund at the interval you select. To sign up, just complete the Systematic Exchange Section on the application.


               Telephone Exchange lets you exchange shares of one fund for the same class of shares in another fund, using our customer service telephone service. See the Telephone Exchange Section on the application.


               Systematic Withdrawal Program allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual, or annual basis. Sufficient shares will be redeemed on the 15th of the month at the closing net asset value so that the payment is made about the 20th of the month. The program also provides for redemptions on or about the 10th, 15th, or 25th with proceeds directed through Automated Clearing House (ACH) to your bank. The minimum withdrawal is $25, and minimum account balance requirements continue. Shareholders in the program must own fund shares worth at least $5,000.



                                                       Phoenix-Engemann Funds 65

               Tax Status of Distributions
-------------------------------------------

               The fund plans to make distributions from net investment income at intervals stated on the table below, and to distribute net realized capital gains, if any, at least annually.


Fund                           Dividend Paid
Balanced Return Fund             Annually
Global Growth Fund               Annually
Growth Fund                      Annually
Nifty Fifty Fund                 Annually
Small & Mid-Cap Growth Fund      Annually
Value 25 Fund                  Semiannually



               Distributions of short-term capital gains and net investment income are taxable to shareholders as ordinary income. Long-term capital gains, if any, distributed to shareholders and which are designated by the fund as capital gains distributions, are taxable to shareholders as long-term capital gain distributions regardless of the length of time you have owned your shares.

               Unless you elect to receive distributions in cash, dividends and capital gain distributions are paid in additional shares. All distributions, cash or additional shares, are subject to federal income tax and may be subject to state, local and other taxes.



66 Phoenix-Engemann Funds

               Financial Highlights
-----------------------------------

               These tables are intended to help you understand the funds' financial performance over the past five years or since inception. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants. Their report, together with the funds' financial statements, are included in the funds' most recent Annual Report, which is available upon request.

               Phoenix-Engemann Balanced Return Fund



                                                    Class A
                                          ---------------------------------
                                               Year Ended December 31,
                                          ---------------------------------
                                            1998              1997
                                          ---------         ---------
Net asset value, beginning of period        $29.05            $28.08
Income from investment operations:
  Net investment income (loss)                0.40              0.30(1)(2)
  Net realized and unrealized gain (loss)     8.03              4.98
                                           -------           -------
    Total from investment operations          8.43              5.28
                                           -------           -------
Less Distributions:
  Dividends from net investment income       (0.40)            (0.32)
  Dividends from net realized gains          (2.25)            (3.99)
                                           -------           -------
    Total distributions                      (2.65)            (4.31)
                                           -------           -------
Net asset value, end of period              $34.83            $29.05
                                           =======           =======
Total return(4)                              29.12%            18.98%(2)
Ratios/supplemental data:
Net assets, end of period (thousands)      $72,620           $56,610
Ratio to average net assets of:
  Operating expenses                           1.63%              1.7%(2)
  Net investment income                        1.15%              1.0%(2)
Portfolio turnover                             124%             40.3%

                                                                 Class A
                                                 -------------------------------------------------
                                                            Year Ended December 31,
                                                 -------------------------------------------------
                                                   1996                1995             1994
                                                 ---------           ---------        ---------
Net asset value, beginning of period               $25.39              $20.54           $21.97
Income from investment operations:
  Net investment income (loss)                      0.29(1)(3)          0.27(1)          0.39(1)
  Net realized and unrealized gain (loss)           4.23                5.31            (1.36)
                                                  -------             -------          -------
   Total from investment operations                 4.52                5.58            (0.97)
                                                  -------             -------          -------
Less Distributions:
  Dividends from net investment income             (0.30)              (0.29)           (0.46)
  Dividends from net realized gains                (1.53)              (0.44)              --
                                                  -------             -------          -------
 Total distributions                                (1.83)              (0.73)           (0.46)
                                                  -------             -------          -------
Net asset value, end of period                     $28.08              $25.39           $20.54
                                                  =======             =======          =======
Total return(4)                                     17.78%(3)           27.18%           (4.43)%
Ratios/supplemental data:
Net assets, end of period (thousands)             $51,947             $52,028          $53,047
Ratio to average net assets of:
  Operating expenses                                 2.0%(3)             2.1%             2.1%
  Net investment income                              1.1%(3)             1.2%             1.8%
Portfolio turnover                                   35.1%               51.1%            28.2%

----------------
(1) This information was prepared using the average number of shares outstanding during each period.

(2) These amounts reflect the impact of a waiver of administration fees of $33,360. Absent the waiver, net investment income per share, total return and the ratios of expenses and net investment income to average net assets for Class A shares would have been $.29, 18.98%, 1.7%, and 0.9%, respectively.

(3) These amounts reflect the impact of a waiver of administration fees of $55,000. Absent the waiver, net investment income per share, total return and the ratios of expenses and net investment income to average net assets for Class A shares would have been $.27, 17.66%, 2.1%, and 1.0%, respectively.

(4) Total return measures the change in the value of an investment during each of the years presented and does not include the impact of paying any applicable front-end or contingent deferred sales charge.


                                                       Phoenix-Engemann Funds 67

-----------------------------------------------


               Phoenix-Engemann Balanced Return Fund


                                                       Class B
                                           ---------------------------------
                                                 Year Ended December 31,
                                           ---------------------------------
                                             1998               1997
                                           ---------          --------
Net asset value, beginning of period         $28.76            $27.85
Income from investment operations:
  Net investment income                        0.13              0.08(1)(2)
  Net realized and unrealized gain (loss)      7.91              4.93
                                            -------            ------
    Total from investment operations           8.04              5.01
                                            -------            ------
Less Distributions:
  Dividends from net investment income        (0.18)            (0.11)
  Dividends from net realized gains           (2.25)            (3.99)
                                            -------            ------
    Total distributions                       (2.43)            (4.10)
                                            -------            ------
Net asset value, end of period               $34.37            $28.76
                                            =======            ======
Total return(4)                               28.06%            18.15%(2)
Ratios/supplemental data:
Net assets, end of period (thousands)       $11,512            $7,125
Ratio to average net assets of:
  Operating expenses                           2.38%              2.4%(2)
  Net investment income                        0.39%              0.3%(2)
Portfolio turnover                              124%             40.3%

                                                                      Class B
                                                  -----------------------------------------------
                                                                 Year Ended December 31,
                                                  -----------------------------------------------
                                                    1996                1995             1994
                                                  ---------           --------         --------
Net asset value, beginning of period               $25.26              $20.49           $21.89
Income from investment operations:
  Net investment income                              0.09(1)(3)          0.08(1)          0.26(1)
  Net realized and unrealized gain (loss)            4.16                5.29            (1.32)
                                                   ------              ------           ------
   Total from investment operations                  4.25                5.37            (1.06)
                                                   ------              ------           ------
Less Distributions:
  Dividends from net investment income              (0.13)              (0.16)           (0.34)
  Dividends from net realized gains                 (1.53)              (0.44)              --
                                                   ------              ------           ------
   Total distributions                              (1.66)              (0.60)           (0.34)
                                                   ------              ------           ------
Net asset value, end of period                     $27.85              $25.26           $20.49
                                                   ======              ======           ======
Total return(4)                                     16.82%(3)           26.20%           (4.85)%
Ratios/supplemental data:
Net assets, end of period (thousands)              $4,609              $2,721           $1,223
Ratio to average net assets of:
  Operating expenses                                 2.7%(3)             2.9%             2.9%
  Net investment income                              0.3%(3)             0.3%             1.3%
Portfolio turnover                                   35.1%               51.1%            28.2%


----------------

(1) This information was prepared using the average number of shares outstanding during each period.

(2) These amounts reflect the impact of a waiver of administration fees of $33,360. Absent the waiver, net investment income per share, total return and the ratios of expenses and net investment income to average net assets for Class B shares would have been $.06, 18.15%, 2.5%, and 0.2%, respectively.

(3) These amounts reflect the impact of a waiver of administration fees of $55,000. Absent the waiver, net investment income per share, total return and the ratios of expenses and net investment income to average net assets for Class B shares would have been $.06, 16.74%, 2.8%, and 0.2%, respectively.

(4) Total return measures the change in the value of an investment during each of the years presented and does not include the impact of paying any applicable front-end or contingent deferred sales charge.



68 Phoenix-Engemann Funds

-----------------------------------------------


               Phoenix-Engemann Balanced Return Fund


                                                      Class C
                                            ------------------------------
                                                Year Ended December 31,
                                            ------------------------------
                                              1998              1997
                                            --------          --------
Net asset value, beginning of period         $28.80            $27.88
Income from investment operations:
  Net investment income (loss)                 0.14              0.08(1)(2)
  Net realized and unrealized gain (loss)      7.92              4.92
                                             ------            ------
   Total from investment operations            8.06              5.00
                                             ------            ------
Less Distributions:
  Dividends from net investment income        (0.17)            (0.09)
  Dividends from net realized gains           (2.25)            (3.99)
                                             ------            ------
   Total distributions                        (2.42)            (4.08)
                                             ------            ------
Net asset value, end of period               $34.44            $28.80
                                             ======            ======
Total return(4)                               28.07%            18.11%(2)
Ratios/supplemental data:
Net assets, end of period (thousands)        $7,610            $5,581
Ratio to average net assets of:
  Operating expenses                           2.38%              2.4%(2)
  Net investment income                        0.39%              0.3%(2)
Portfolio turnover                              124%             40.3%

                                                                  Class C
                                                  -----------------------------------------------
                                                             Year Ended December 31,
                                                  -----------------------------------------------
                                                    1996                1995             1994
                                                  --------            --------         --------
Net asset value, beginning of period               $25.28              $20.48           $21.89
Income from investment operations:
  Net investment income (loss)                       0.09(1)(3)          0.07(1)          0.25(1)
  Net realized and unrealized gain (loss)            4.16                5.30            (1.31)
                                                   ------              ------           ------
   Total from investment operations                  4.25                5.37            (1.06)
                                                   ------              ------           ------
Less Distributions:
  Dividends from net investment income              (0.12)              (0.13)           (0.35)
  Dividends from net realized gains                 (1.53)              (0.44)              --
                                                   ------              ------           ------
   Total distributions                              (1.65)              (0.57)           (0.35)
                                                   ------              ------           ------
Net asset value, end of period                     $27.88              $25.28           $20.48
                                                   ======              ======           ======
Total return(4)                                     16.79%(3)           26.23%           (4.85)%
Ratios/supplemental data:
Net assets, end of period (thousands)              $4,183              $2,809           $1,449
Ratio to average net assets of:
  Operating expenses                                  2.7%(3)             2.9%             2.9%
  Net investment income                               0.3%(3)             0.3%             1.3%
Portfolio turnover                                   35.1%               51.1%            28.2%

----------------

(1) This information was prepared using the average number of shares outstanding during each period.

(2) These amounts reflect the impact of a waiver of administration fees of $33,360. Absent the waiver, net investment income per share, total return and the ratios of expenses and net investment income to average net assets for Class C shares would have been $.06, 18.11%, 2.5%, and 0.2%, respectively.

(3) These amounts reflect the impact of a waiver of administration fees of $55,000. Absent the waiver, net investment income per share, total return and the ratios of expenses and net investment income to average net assets for Class C shares would have been $.06, 16.71%, 2.8%, and 0.2%, respectively.

(4) Total return measures the change in the value of an investment during each of the years presented and does not include the impact of paying any applicable front-end or contingent deferred sales charge.



                                                       Phoenix-Engemann Funds 69

-----------------------------------------------

               Phoenix-Engemann Global Growth Fund



                                                                 Class A
                                                 ---------------------------------------
                                                          Year Ended December 31,
                                                 ---------------------------------------
                                                   1998                   1997
                                                 ---------              ---------
Net asset value, beginning of period              $19.83                  $19.06
Income from investment operations:(6)
  Net investment income (loss)                     (0.18)(1)(5)           (0.19)(1)(2)
  Net realized and unrealized gain (loss)           3.02                   2.29
                                                  -------                -------
    Total from investment operations                2.84                   2.10
                                                  -------                -------
Less Distributions:
  Dividends from net investment income                --                     --
  Dividends from net realized gains                 (0.20)                 (1.33)
                                                  -------                -------
    Total distributions                             (0.33)                 (1.33)
                                                  -------                -------
Net asset value, end of period                     $22.34                 $19.83
                                                  =======                =======
Total return(4)                                     14.35%                 11.27%(2)
Ratios/supplemental data:
Net assets, end of period (thousands)             $13,453                $11,964
Ratio to average net assets of:
  Operating expenses                                 1.94%                   2.0%(2)
  Net investment income (loss)                      (0.81)%                (0.9)%(2)
Portfolio turnover                                     95%                 237.2%

                                                                       Class A
                                                  ------------------------------------------------------
                                                                 Year Ended December 31,
                                                  ------------------------------------------------------
                                                    1996                  1995                    1994
                                                  --------              ---------               --------
Net asset value, beginning of period               $17.27                 $14.06                 $11.18
Income from investment operations:(6)
  Net investment income (loss)                       0.03(1)(3)             0.24(1)(3)             0.10(1)(3)
  Net realized and unrealized gain (loss)            3.55                   3.11                   2.78
                                                   ------                -------                 ------
   Total from investment operations                  3.58                   3.35                   2.88
                                                   ------                -------                 ------
Less Distributions:
  Dividends from net investment income              (0.04)                    --                     --
Dividends from net realized gains                   (1.75)                 (0.14)                    --
                                                   ------                -------                 ------
   Total distributions                              (1.79)                 (0.14)                    --
                                                   ------                -------                 ------
Net asset value, end of period                     $19.06                 $17.27                 $14.06
                                                   ======                =======                 ======
Total return(4)                                     21.77%(3)              23.84%(3)              25.76%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)              $7,654                 $3,203                   $141
Ratio to average net assets of:
  Operating expenses                                 0.8%(3)                 --%(3)                 --%(3)
  Net investment income (loss)                       0.1%(3)              (1.4)%(3)                0.8%(3)
Portfolio turnover                                  220.3%                  29.0%                 479.3%

----------------
(1) This information was prepared using the average number of shares outstanding during each period.

(2) These amounts reflect the impact of a waiver of administration fees of $708. Absent the waiver, net investment income per share, total return and the ratios of expenses and net investment income to average net assets for Class A shares would have been $(0.19), 11.27%, 2.0%, and (0.9)%, respectively.

(3) These amounts reflect the impact of a waiver of Manager fees of $62,438, $42,545, and $2,784 for the periods ended December 31, 1996, 1995, and 1994, respectively, and the Manager's reimbursement for income taxes of $13,109 during 1994. Absent waivers and reimbursement, net investment income (loss) per share, total return and ratios of expenses and net investment income (loss) to average net assets would have been $(0.21), 21.71%, 2.0% and (1.2)%, respectively, $(0.15), 22.88%, 2.3% and (0.9)%, respectively, and $(0.21), 14.40%, 10.4% (2.3% if only normal and recurring expenses are taken into account) and (1.7)%, respectively, for the periods ended December 31, 1996, 1995, and 1994, respectively.

(4) Total return measures the change in the value of an investment during each of the periods presented and does not include the impact of paying any sales charge.



70 Phoenix-Engemann Funds

-----------------------------------------------
               Phoenix-Engemann Global Growth Fund



                                                                          Class B
                                               ------------------------------------------------------------
                                                                 Year Ended December 31,
                                               ------------------------------------------------------------
                                                 1998                     1997                   1996
                                               --------                 --------               --------
Net asset value, beginning of period            $19.65                   $19.04                 $17.44(6)
Income from investment operations:(5)
  Net investment income (loss)                   (0.34)(1)(4)             (0.35)(1)(2)           (0.08)(1)
  Net realized and unrealized gain                2.95                     2.29                   1.82
                                                ------                   ------                 ------
   Total from investment operations               2.61                     1.94                   1.74
                                                ------                   ------                 ------
Less Distributions:
  Dividends from net investment income              --                       --                     --
  Dividends from net realized gains              (0.20)                   (1.33)                 (0.14)
                                                ------                   ------                 ------
   Total distributions                           (0.33)                   (1.33)                 (0.14)
                                                ------                   ------                 ------
Net asset value, end of period                  $21.93                   $19.65                 $19.04
                                                ======                   ======                 ======
Total return(3)                                  13.31%                   10.44%(2)               9.98%
Ratios/supplemental data:
Net assets, end of period (thousands)           $4,730                   $3,312                   $874
Ratio to average net assets of:
   Operating expenses(4)                          2.69%                     2.8%(2)                2.7%(7)
   Net investment income (loss)(4)               (1.59)%                   (1.7)%(2)              (1.9)%(7)
Portfolio turnover                                  95%                   237.2%                 220.3%

----------------

(1) This information was prepared using the average number of shares outstanding during each period.

(2) These amounts reflect the impact of a waiver of administration fees of $708. Absent the waiver, net investment income per share, total return and the ratios of expenses and net investment income to average net assets for Class B shares would have been $(0.35), 10.44%, 2.8%, and (1.7)%, respectively.

(3) Total return measures the change in the value of an investment during each of the periods presented and does not include the impact of paying any sales charge. Total return for the period ended December 31, 1996 has not been annualized.

(4) Includes reimbursement of operating expenses by the investment adviser of $0.04.

(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.

(6) The beginning net asset value per share of Class B shares equals the net asset value per share of the Class A shares as of the first day Class B shares were sold, September 18, 1996.

(7)  Annualized.



                                                       Phoenix-Engemann Funds 71

-----------------------------------------------

               Phoenix-Engemann Global Growth Fund



                                                                          Class C
                                               -------------------------------------------------------------
                                                                  Year Ended December 31,
                                               -------------------------------------------------------------
                                                 1998                     1997                   1996
                                               --------                 --------               --------
Net asset value, beginning of period            $19.65                   $19.03                 $17.88(6)
Income from investment operations:(5)
  Net investment income (loss)                   (0.33)(1)(4)             (0.37)(1)(2)           (0.04)(1)
  Net realized and unrealized gain                2.93                     2.32                   1.34
                                                ------                   ------              ---------
   Total from investment operations               2.60                     1.95                   1.30
                                                ------                   ------              ---------
Less Distributions:
  Dividends from net investment income              --                       --                  (0.01)
  Dividends from net realized gains              (0.20)                   (1.33)                 (0.14)
                                                ------                   ------              ---------
   Total distributions                           (0.33)                   (1.33)                 (0.15)
                                                ------                   ------              ---------
Net asset value, end of period                  $21.92                   $19.65                 $19.03
                                                ======                   ======              =========
Total return(3)                                  13.26%(2)                10.50%(2)               7.28%
Ratios/supplemental data:
Net assets, end of period (thousands)           $4,282                   $3,785                   $106
Ratio to average net assets of:
  Operating expenses                              2.69%                     2.7%(2)                2.7%(7)
  Net investment income (loss)                   (1.57)%                   (1.8)%(2)              (1.6)%(7)
Portfolio turnover                                  95%                   237.2%                 220.3%

----------------

(1) This information was prepared using the average number of shares outstanding during each period.

(2) These amounts reflect the impact of a waiver of administration fees of $708. Absent the waiver, net investment income per share, total return and the ratios of expenses and net investment income to average net assets for Class C shares would have been $(0.37), 10.50%, 2.8%, and (1.8)%, respectively.

(3) Total return measures the change in the value of an investment during each of the periods presented and does not include the impact of paying any sales charge. Total return for the period ended December 31, 1996 has not been annualized.

(4) Includes reimbursement of operating expenses by the investment adviser of $0.04.

(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.

(6) The beginning net asset value per share of Class C shares equals the net asset value per share of the Class A shares as of the first day Class C shares were sold, October 21, 1996.

(7)  Annualized for periods of less than one year.



72 Phoenix-Engemann Funds

-----------------------------------------------

               Phoenix-Engemann Growth Fund



                                                         Class A
                                             -------------------------------------
                                                    Year Ended December 31,
                                             -------------------------------------
                                                1998                1997
                                             ----------          ----------
Net asset value, beginning of period            $20.43              $21.94
Income from investment operations:
  Net investment income (loss)                   (0.16)(1)           (0.16)(1)(2)
  Net realized and unrealized gain (loss)         7.76                3.51
                                              --------         -----------
   Total from investment operations               7.60                3.35
                                              --------         -----------
Less Distributions:
Dividends from net realized gains                   --               (4.86)
                                              --------         -----------
   Total distributions                           (1.21)              (4.86)
                                              --------         -----------
Net asset value, end of period                  $26.82              $20.43
                                              ========         ===========
Total return(4)                                  37.41%              16.04%(2)
Ratios/supplemental data:
Net assets, end of period (thousands)         $441,146            $383,481
Ratio to average net assets of:
  Operating expenses                              1.58%                1.6%(2)
  Net investment income (loss)                   (0.72)%              (0.7)%(2)
Portfolio turnover                                 119%               70.6%

                                                                      Class A
                                                ---------------------------------------------------
                                                                 Year Ended December 31,
                                                ---------------------------------------------------
                                                   1996                1995            1994(5)
                                                ----------          ----------       ----------
Net asset value, beginning of period               $19.28              $15.40           $16.00
Income from investment operations:
  Net investment income (loss)                      (0.14)(1)(3)        (0.06)(1)        (0.03)(1)
  Net realized and unrealized gain (loss)            4.47                4.24            (0.57)
                                                 --------            --------         --------
   Total from investment operations                  4.33                4.18            (0.60)
                                                 --------            --------         --------
Less Distributions:
Dividends from net realized gains                   (1.67)              (0.30)              --
                                                 --------            --------         --------
   Total distributions                              (1.67)              (0.30)              --
                                                 --------            --------         --------
Net asset value, end of period                     $21.94              $19.28           $15.40
                                                 ========            ========         ========
Total return(4)                                     22.49%(3)           27.16%           (3.75)%
Ratios/supplemental data:
Net assets, end of period (thousands)            $426,785            $415,416         $391,831
Ratio to average net assets of:
  Operating expenses                                 1.6%(3)             1.6%             1.6%
  Net investment income (loss)                      (0.6)%(3)           (0.3)%           (0.2)%
Portfolio turnover                                   70.1%               65.9%            53.8%

----------------

(1) This information was prepared using the average number of shares outstanding during each year.

(2) These amounts reflect the impact of a waiver of administration fees of $18,196. Absent the waiver, net investment loss per share, total return and the ratios of expenses and net investment income to average net assets for Class A shares would not have changed.

(3) These amounts reflect the impact of a waiver of administration fees of $30,000. Absent the waiver, net investment loss per share, total return and the ratios of expenses and net investment loss to average net assets for Class A shares would have been $(0.14), 22.49%, 1.6%, and (0.7)%, respectively.

(4) Total return measures the change in the value of an investment during each of the years presented and does not include the impact of paying any applicable front-end or contingent deferred sales charge.



                                                       Phoenix-Engemann Funds 73

-----------------------------------------------

               Phoenix-Engemann Growth Fund



                                                                                   Class B
                                             -------------------------------------------------------------------------------
                                                                           Year Ended December 31,
                                             -------------------------------------------------------------------------------
                                                1998             1997               1996             1995         1994(5)
                                             ---------         ---------          ---------        ---------     ---------
Net asset value, beginning of period           $19.61            $21.40             $18.99           $15.28        $15.89
Income from investment operations:
  Net investment income (loss)(1)               (0.32)(1)         (0.34)(2)          (0.31)(3)        (0.20)        (0.14)
  Net realized and unrealized gain (loss)        7.41              3.41               4.39             4.21         (0.47)
                                              -------           -------            -------          -------      --------
   Total from investment operations              7.09              3.07               4.08             4.01         (0.61)
                                              -------           -------            -------          -------      --------
Less Distributions:
Dividends from net realized gains               (1.21)            (4.86)             (1.67)           (0.30)           --
                                              -------           -------            -------          -------      --------
   Total distributions                          (1.21)            (4.86)             (1.67)           (0.30)           --
                                              -------           -------            -------          -------      --------
Net asset value, end of period                 $25.49            $19.61             $21.40           $18.99        $15.28
                                              =======           =======            =======          =======      ========
Total return(4)                                 36.38%            15.13%(2)          21.52%(3)        26.26%        (3.84)%
Ratios/supplemental data:
Net assets, end of period (thousands)         $65,986           $54,267            $49,444          $34,786       $11,349
Ratio to average net assets of:
  Operating expenses                             2.33%              2.4%(2)            2.3%(3)          2.4%          2.3%
  Net investment income (loss)                  (1.47)%            (1.5)%(2)          (1.5)%(3)        (1.1)%        (1.0)
Portfolio turnover                                119%             70.6%              70.1%            65.9%         53.8%

----------------

(1) This information was prepared using the average number of shares outstanding during each year.

(2) These amounts reflect the impact of a waiver of administration fees of $18,196. Absent the waiver, net investment income per share, total return and the ratios of expenses and net investment income to average net assets for Class B shares would not have changed.

(3) These amounts reflect the impact of a waiver of administration fees of $30,000. Absent the waiver, net investment loss per share, total return and the ratios of expenses and net investment loss to average net assets for Class B shares would have been $(0.31), 21.52%, 2.4%, and (1.5)%, respectively.

(4) Total return measures the change in the value of an investment during each of the years presented and does not include the impact of paying any applicable front-end or contingent deferred sales charge.

(5)  Inception date is January 3, 1994.



74 Phoenix-Engemann Funds

-----------------------------------------------

               Phoenix-Engemann Growth Fund



                                                                                  Class C
                                             -------------------------------------------------------------------------------
                                                                          Year Ended December 31,
                                             -------------------------------------------------------------------------------
                                               1998              1997               1996             1995          1994(5)
                                             ---------         ---------          ---------        ---------      --------
Net asset value, beginning of period           $19.61            $21.40             $18.99           $15.28        $15.89
Income from investment operations:
  Net investment income (loss)(1)               (0.32)(1)         (0.34)(2)          (0.31)(3)        (0.20)        (0.14)
  Net realized and unrealized gain (loss         7.41              3.41               4.39             4.21         (0.47)
                                              -------           -------            -------          -------        ------
   Total from investment operations              7.09              3.07               4.08             4.01         (0.61)
                                              -------           -------            -------          -------        ------
Less Distributions:
Dividends from net realized gains               (1.21)            (4.86)             (1.67)           (0.30)           --
                                              -------           -------            -------          -------        ------
   Total distributions                          (1.21)            (4.86)             (1.67)           (0.30)           --
                                              -------           -------            -------          -------        ------
Net asset value, end of period                 $25.49            $19.61             $21.40           $18.99        $15.28
                                              =======           =======            =======          =======        ======
Total return(4)                                 36.38%            15.13%(2)          21.52%(3)        26.26%        (3.84)%
Ratios/supplemental data:
Net assets, end of period (thousands)         $34,580           $29,222            $27,239          $20,497        $6,136
Ratio to average net assets of:
  Operating expenses                             2.33%              2.4%(2)            2.3%(3)          2.4%          2.3%
  Net investment income (loss)                  (1.47)%            (1.5)%(2)          (1.5)%(3)        (1.1)%        (1.0)
Portfolio turnover                                119%             70.6%              70.1%            65.9%         53.8%

----------------

(1) This information was prepared using the average number of shares outstanding during each year.

(2) These amounts reflect the impact of a waiver of administration fees of $18,196. Absent the waiver, net investment loss per share, total return and the ratios of expenses and net investment income to average net assets for Class C shares would not have changed.

(3) These amounts reflect the impact of a waiver of administration fees of $30,000. Absent the waiver, net investment loss per share, total return and the ratios of expenses and net investment loss to average net assets for Class C shares would have been $(0.31), 21.52%, 2.4%, and (1.5)%, respectively.

(4) Total return measures the change in the value of an investment during each of the years presented and does not include the impact of paying any applicable front-end or contingent deferred sales charge.

(5)  Inception date is January 3, 1994.



                                                       Phoenix-Engemann Funds 75

-----------------------------------------------

               Phoenix-Engemann Nifty Fifty Fund



                                                          Class A
                                           -------------------------------------
                                                  Year Ended December 31,
                                           -------------------------------------
                                              1998                1997
                                           ----------          ----------
Net asset value, beginning of period          $29.21              $26.50
Income from investment operations:
  Net investment income (loss)                 (0.20)(1)           (0.20)(1)(2)
  Net realized and unrealized gain             10.45                5.23
                                            --------            --------
   Total from investment operations            10.25                5.03
                                            --------            --------
Less Distributions:
Dividends from net realized gains              (0.66)              (2.32)
                                            --------            --------
   Total distributions                         (0.66)              (2.32)
                                            --------            --------
Net asset value, end of period                $38.80              $29.21
                                            ========            ========
Total return(3)                                35.13%              19.23%(2)
Ratios/supplemental data:
Net assets, end of period (thousands)       $235,065            $176,378
Ratio to average net assets of:
   Operating expenses                           1.60%                1.6%(2)
   Net investment income (loss)                (0.61)%              (0.7)%(2)
Portfolio turnover                                92%               68.8%

                                                                    Class A
                                              ---------------------------------------------------
                                                            Year Ended December 31,
                                              ---------------------------------------------------
                                                 1996                1995             1994
                                              ----------          ----------       ----------
Net asset value, beginning of period             $22.18              $17.30           $17.12
Income from investment operations:
  Net investment income (loss)                    (0.12)(1)(3)        (0.05)(1)        (0.03)(1)
  Net realized and unrealized gain                 6.00                4.93             0.21
                                               --------            --------         --------
   Total from investment operations                5.88                4.88             0.18
                                               --------            --------         --------
Less Distributions:
Dividends from net realized gains                 (1.56)                 --               --
                                               --------            --------         --------
   Total distributions                            (1.56)                 --               --
                                               --------            --------         --------
Net asset value, end of period                   $26.50              $22.18           $17.30
                                               ========            ========         ========
Total return(3)                                   26.53%(3)           28.21%            1.05%
Ratios/supplemental data:
Net assets, end of period (thousands)          $145,469            $122,322         $100,596
Ratio to average net assets of:
  Operating expenses                                1.7%(3)             1.9%             1.9%
  Net investment income (loss)                     (0.4)%(3)           (0.3)%           (0.2)%
Portfolio turnover                                 41.9%               26.5%            23.2%

----------------

(1) This information was prepared using the average number of shares outstanding during each year.

(2) These amounts reflect the impact of a waiver of administration fees of $42,459. Absent the waiver, net investment loss per share, total return and the ratios of expenses and net investment income to average net assets for Class A shares would have been $(0.20), 19.23%, 1.6%, and (0.7)%, respectively.

(3) These amounts reflect the impact of a waiver of administration fees of $70,000. Absent the waiver, net investment loss per share, total return and the ratios of expenses and net investment income to average net assets for Class A shares would have been $(0.13), 26.48%, 1.8%, and (0.5)%, respectively.

(4) Total return measures the change in the value of an investment during each of the years presented and does not include the impact of paying any applicable front-end or contingent deferred sales charge.



76 Phoenix-Engemann Funds

-----------------------------------------------

               Phoenix-Engemann Nifty Fifty Fund



                                                                                Class B
                                           -------------------------------------------------------------------------------
                                                                        Year Ended December 31,
                                           -------------------------------------------------------------------------------
                                             1998              1997               1996             1995          1994(5)
                                           ---------         ---------          ---------        ---------      --------
Net asset value, beginning of period         $28.24            $25.88             $21.85           $17.17        $17.02
Income from investment operations:
  Net investment income (loss)(1)             (0.43)(1)         (0.42)(2)          (0.30)(3)        (0.21)        (0.14)
  Net realized and unrealized gain            10.06              5.10               5.89             4.89          0.29
                                            -------           -------            -------          -------      --------
    Total from investment operations            9.63              4.68               5.59             4.68          0.15
                                            -------           -------            -------          -------      --------
Less Distributions:
Dividends from net realized gains             (0.66)            (2.32)             (1.56)              --            --
                                            -------           -------            -------          -------      --------
    Total distributions                        (0.66)            (2.32)             (1.56)              --            --
                                            -------           -------            -------          -------      --------
Net asset value, end of period               $37.21            $28.24             $25.88           $21.85        $17.17
                                            =======           =======            =======          =======      ========
Total return(4)                               34.14%            18.33%(2)          25.60%(3)        27.26%         0.88%
Ratios/supplemental data:
Net assets, end of period (thousands)       $96,983           $68,051            $47,143          $27,462        $6,722
Ratio to average net assets of:
  Operating expenses                           2.35%              2.4%(2)            2.5%(3)          2.6%          2.6%
  Net investment income (loss)                (1.35)%            (1.4)%(2)          (1.2)%(3)        (1.0)%        (0.9)%
Portfolio turnover                               92%             68.8%              41.9%            26.5%         23.2%

----------------

(1) This information was prepared using the average number of shares outstanding during each year.

(2) These amounts reflect the impact of a waiver of administration fees of $42,459. Absent the waiver, net investment loss per share, total return and the ratios of expenses and net investment income to average net assets for Class B shares would have been $(0.42), 18.33%, 2.4%, and (1.5)%, respectively.

(3) These amounts reflect the impact of a waiver of administration fees of $70,000. Absent the waiver, net investment loss per share, total return and the ratios of expenses and net investment income to average net assets for Class B shares would have been $(0.31), 25.55%, 2.5%, and (1.3)%, respectively.

(4) Total return measures the change in the value of an investment during each of the years presented and does not include the impact of paying any applicable front-end or contingent deferred sales charge.

(5)  Inception date is January 3, 1994.



                                                       Phoenix-Engemann Funds 77

-----------------------------------------------

               Phoenix-Engemann Nifty Fifty Fund



                                                                                Class C
                                           -------------------------------------------------------------------------------
                                                                        Year Ended December 31,
                                           -------------------------------------------------------------------------------
                                             1998              1997               1996             1995          1994(5)
                                           ---------         ---------          ---------        ---------      --------
Net asset value, beginning of period         $28.24            $25.88             $21.85           $17.17        $17.02
Income from investment operations:
  Net investment income (loss)(1)             (0.43)(1)         (0.42)(2)          (0.30)(3)        (0.21)        (0.15)
  Net realized and unrealized gain            10.06              5.10               5.89             4.89          0.30
                                            -------           -------            -------          -------        ------
   Total from investment operations            9.63              4.68               5.59             4.68          0.15
                                            -------           -------            -------          -------        ------
Less Distributions:
Dividends from net realized gains             (0.66)            (2.32)             (1.56)              --            --
                                            -------           -------            -------          -------        ------
   Total distributions                        (0.66)            (2.32)             (1.56)              --            --
                                            -------           -------            -------          -------        ------
Net asset value, end of period               $37.21            $28.24             $25.88           $21.85        $17.17
                                            =======           =======            =======          =======        ======
Total return(4)                               34.14%            18.33%(2)          25.60%(3)        27.26%         0.88%
Ratios/supplemental data:
Net assets, end of period (thousands)       $48,401           $39,773            $26,092          $15,105        $4,283
Ratio to average net assets of:
  Operating expenses                           2.35%              2.4%(2)            2.5%(3)          2.6%          2.6%
  Net investment income (loss)                (1.35)%            (1.4)%(2)          (1.2)%(3)        (1.0)%        (0.9)%
Portfolio turnover                               92%              68.8%             41.9%            26.5%         23.2%

----------------

(1) This information was prepared using the average number of shares outstanding during each year.

(2) These amounts reflect the impact of a waiver of administration fees of $42,459. Absent the waiver, net investment loss per share, total return and the ratios of expenses and net investment income to average net assets for Class C shares would have been $(0.42), 18.33%, 2.4%, and (1.5)%, respectively.

(3) These amounts reflect the impact of a waiver of administration fees of $70,000. Absent the waiver, net investment loss per share, total return and the ratios of expenses and net investment income to average net assets for Class B shares would have been $(0.31), 25.55%, 2.5%, and (1.3)%, respectively.

(4) Total return measures the change in the value of an investment during each of the years presented and does not include the impact of paying any applicable front-end or contingent deferred sales charge.

(5)  Inception date is January 3, 1994.



78 Phoenix-Engemann Funds

-----------------------------------------------

               Phoenix-Engemann Small & Mid-Cap Growth Fund



                                                              Class A
                                               ---------------------------------------
                                                       Year Ended December 31,
                                               ---------------------------------------
                                                 1998                   1997
                                               ---------              ---------
Net asset value, beginning of period             $21.09                 $18.39
Income from investment operations:
  Net investment income (loss)                    (0.30)(1)(6)           (0.31)(1)(2)
  Net realized and unrealized gain                 3.31                   5.07
                                                -------                -------
   Total from investment operations                3.01                   4.76
                                                -------                -------
Less Distributions:
  Dividends from net investment income                 --                     --
  Dividends from net realized gains                    --                  (2.06)
                                                -------                -------
   Total distributions                            (0.02)                 (2.06)
                                                -------                -------
Net asset value, end of period                   $24.08                 $21.09
                                                =======                =======
Total return(4)                                   14.29%                 26.41%(2)
Ratios/supplemental data:
Net assets, end of period (thousands)           $54,187                $27,771
Ratio to average net assets of:
  Operating expenses                                1.78%                   1.8%(2)
  Net investment income (loss)                     (1.39)%                 (1.4)%(2)
Portfolio turnover                                  147%                 313.5%

                                                                       Class A
                                                -------------------------------------------------------
                                                                 Year Ended December 31,
                                                -------------------------------------------------------
                                                                                           From
                                                                                         Inception
                                                                                        10/10/94 to
                                                  1996                    1995           12/31/94
                                                --------               ---------        -----------
Net asset value, beginning of period             $14.90                   $12.07          $10.00
Income from investment operations:
  Net investment income (loss)                    (0.12)(1)(3)              0.22 (1)(3)     0.07(1)(3)
  Net realized and unrealized gain                 7.45                     2.87            2.00
                                                 ------                   ------          ------
   Total from investment operations                7.33                     3.09            2.07
                                                 ------                   ------          ------
Less Distributions:
  Dividends from net investment income            (0.28)                   (0.08)            --
  Dividends from net realized gains               (3.56)                   (0.18)            --
                                                 ------                   ------          ------
   Total distributions                            (3.84)                   (0.26)            --
                                                 ------                   ------          ------
Net asset value, end of period                   $18.39                   $14.90          $12.07
                                                 ======                   ======          ======
Total return(4)                                   52.37%(3)                25.68%(3)       20.70%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)            $7,859                   $1,742            $121
Ratio to average net assets of:
  Operating expenses                                1.1%(3)                   --%(3)          --%(5)
  Net investment income (loss)                     (0.7)%(3)                 1.5%(3)         2.6%(5)
Portfolio turnover                                297.1%                   121.4%          157.9%

----------------

(1) This information was prepared using the average number of shares outstanding during each period.

(2) These amounts reflect the impact of a waiver of administration fees of $1,128. Absent the waiver, net investment loss per share, total return and the ratios of expenses and net investment loss to average net assets for Class A shares would have been $(0.31), 26.41%, 1.8%, and (1.4)%, respectively.

(3) These amounts reflect the impact of a waiver of Manager fees of $18,499, $13,443 and $585 for the periods ended December 31, 1996, 1995 and 1994, respectively, and the Manager's reimbursement for income taxes of $6,654 during 1994. Had the waivers and reimbursement not been made, net investment income (loss) per share, total return (not annualized for the period ended December 31, 1994) and the ratios of expenses and net investment income (loss) to average net assets (annualized for the period ended December 31, 1994) would have been $(0.25), 51.35%, 1.9% and (1.4)%, respectively, $(0.11), 23.40%, 2.3% and (0.8)%, respectively, and $(0.01),
     15.10%, 22.1% (2.3% if only normal and recurring expenses are taken into account) and (0.4)%, respectively, for the periods ended December 31, 1996, 1995 and 1994, respectively.

(4) Total return measures the change in the value of an investment during each of the years presented and does not include the impact of paying any applicable front-end or contingent deferred sales charge. Total return for the period ended December 31, 1994 has not been annualized.

(5)  Annualized.

(6) Includes reimbursement of operating expenses by investment adviser of $0.01.



                                                       Phoenix-Engemann Funds 79

-----------------------------------------------

               Phoenix-Engemann Small & Mid-Cap Growth Fund



                                                                       Class B
                                               ---------------------------------------------------------
                                                                                              From
                                                         Year Ended                        Inception
                                                        December 31,                       9/18/96 to
                                                 1998                   1997               12/31/96(6)
                                               ---------              ---------           ------------
Net asset value, beginning of period             $20.87                 $18.35               $16.44
Income from investment
 operations:
  Net investment income (loss)                    (0.45)(1)(7)           (0.46)(1)(2)         (0.32)(1)
  Net realized and unrealized gain                 3.24                   5.04                 2.43
                                                -------                -------               ------
    Total from investment
      operations                                   2.79                   4.58                 2.11
                                                -------                -------               ------
Less Distributions:
  Dividends from net realized gains                  --                  (2.06)               (0.20)
                                                -------                -------               ------
   Total distributions                            (0.02)                 (2.06)               (0.20)
                                                -------                -------               ------
Net asset value, end of period                   $23.64                 $20.87               $18.35
                                                =======                =======               ======
Total return(4)                                   13.39%                 25.49%(2)            12.84%
Ratios/supplemental data:
Net assets, end of period (thousands)           $31,631                $17,298               $1,480
Ratio to average net assets of:
  Operating expenses(5)                            2.53%                   2.6%(2)              2.6%(5)
  Net investment income (loss)(5)                 (2.14)%                 (2.1)%(2)            (2.2)%(5)
Portfolio turnover                                  147%                 313.5%               297.1%

                                                             Class C
                                          -------------------------------------------------------
                                                                                    From
                                                      Year Ended                  Inception
                                                      December 31,                10/8/96 to
                                             1998                    1997         12/31/96(6)
                                           ---------               --------       ------------
Net asset value, beginning of period         $20.87                 $18.35           $17.99
Income from investment
 operations:
  Net investment income (loss)                (0.45)(1)(7)           (0.47)(1)(3)     (0.29)(1)
  Net realized and unrealized gain             3.23                   5.05             0.85
                                            -------                 ------           ------
  Total from investment
    operations                                 2.78                   4.58             0.56
                                            -------                 ------           ------
Less Distributions:
  Dividends from net realized gains              --                  (2.06)           (0.20)
                                            -------                 ------           ------
   Total distributions                        (0.02)                 (2.06)           (0.20)
                                            -------                 ------           ------
Net asset value, end of period               $23.63                 $20.87           $18.35
                                            =======                 ======           ======
Total return(4)                               13.34%                 25.49%(3)         3.12%
Ratios/supplemental data:
Net assets, end of period (thousands)       $15,023                 $8,080              $54
Ratio to average net assets of:
  Operating expenses(5)                        2.53%                   2.6%(3)          2.6%(5)
  Net investment income (loss)(5)             (2.14)%                 (2.1)%(3)        (2.2)%(5)
Portfolio turnover                              147%                 313.5%           297.1%

----------------

(1) This information was prepared using the average number of shares outstanding during each period.

(2) These amounts reflect the impact of a waiver of administration fees of $1,128. Absent the waiver, net investment loss per share, total return and the ratios of expenses and net investment loss to average net assets for Class B shares would have been $(0.46), 25.49%, 2.6%, and (2.1)%, respectively.

(3) These amounts reflect the impact of a waiver of administration fees of $1,128. Absent the waiver, net investment loss per share, total return and the ratios of expenses and net investment loss to average net assets for Class C shares would have been $(0.47), 25.49%, 2.6%, and (2.1)%, respectively.

(4) Total return measures the change in the value of an investment during each of the years presented and does not include the impact of paying any applicable front-end or contingent deferred sales charge. Total return for the period ended December 31, 1996 has not been annualized.

(5)  Annualized.

(6) The beginning net asset value per share of Class B and Class C shares equals the net asset value per share of the Class A shares as of the first day Class B and Class C shares were sold, September 18, 1996 and October 8, 1996, respectively.

(7) Includes reimbursement of operating expenses by the investment adviser of $0.01.



80 Phoenix-Engemann Funds

-----------------------------------------------

               Phoenix-Engemann Value 25 Fund

                                                                 Class A
                                           ----------------------------------------------------
                                                                                     From
                                                      Year Ended                   Inception
                                                     December 31,                 12/17/96 to
                                             1998                   1997           12/31/96
                                           ---------              ---------       -----------
Net asset value, beginning of
 period                                      $11.56                 $10.11          $10.00
Income from investment
 operations:
  Net investment income                        0.15(1)(7)             0.17 (1)(2)       --(1)
  Net realized and unrealized
   gain (loss)                                 0.66                   1.95            0.11
                                            -------                -------          --------
    Total from investment
     operations                                0.81                   2.12            0.11
                                            -------                -------          --------
Less Distributions:
  Dividends from net investment
   income                                     (0.14)                 (0.12)             --
  Dividends from net realized
   gains                                      (0.59)                 (0.55)             --
                                            -------                -------          ------
    Total distributions                       (0.73)                 (0.67)             --
                                            -------                -------          ------
Net asset value, end of
 period                                      $11.64                  $11.56         $10.11
                                            =======                =======          ======
Total return(4)                                7.23%                 21.10%(2)       1.10%(6)
Ratios/supplemental data:
Net assets, end of period
 (thousands)                                 $18,090                $19,518            $482
Ratio to average net
 assets of:
  Operating expenses(4)                         1.75%                   1.8%(2)         1.7%(4)
  Net investment income
   (loss)(4)                                    1.25%                   1.4%(2)         1.8%(4)
Portfolio turnover                              135%                  87.7%             --%(6)

                                                  Class B                                     Class C
                                     ------------------------------------        ----------------------------------------
                                                              From                                         From
                                      Year Ended            Inception            Year Ended              Inception
                                     December 31,           1/9/97 to            December 31,            1/9/97 to
                                        1998                12/31/97                1998                  12/31/97
                                     ------------           --------             ------------           -----------
Net asset value, beginning of
 period                                 $11.53               $10.39(5)              $11.52                 $10.39(5)
Income from investment
 operations:
  Net investment income                   0.06 (1)(7)          0.08(1)(2)             0.06(1)(6)             0.09 (1)(2)
  Net realized and unrealized
   gain (loss)                            0.65                 1.67                   0.65                   1.66
                                       -------               ------                 ------                 ------
  Total from investment
   operations                             0.71                 1.75                   0.71                   1.75
                                       -------               ------                 ------                 ------
Less Distributions:
  Dividends from net investment
   income                                (0.06)               (0.06)                 (0.06)                 (0.07)
  Dividends from net realized
   gains                                 (0.59)               (0.55)                 (0.59)                 (0.55)
                                       -------               ------                 ------                 ------
    Total distributions                  (0.65)               (0.61)                 (0.65)                 (0.62)
                                       -------               ------                 ------                 ------
Net asset value, end of
 period                                  $11.59               $11.53                 $11.58                 $11.52
                                       =======               ======                 ======                 ======
Total return(4)                           6.41%                16.97%(2)              6.42%                 17.01%(2)
Ratios/supplemental data:
Net assets, end of period
 (thousands)                            $10,981               $8,799                 $6,642                 $4,893
Ratio to average net
 assets of:
  Operating expenses(4)                    2.50%                 2.6%(4)               2.50%                   2.6%(4)
  Net investment income
   (loss)(4)                               0.54%                 0.7%(4)               0.52%                   0.8%(4)
Portfolio turnover                         135%                87.7%                   135%                  87.7%

----------------

(1) This information was prepared using the average number of shares outstanding during each period.

(2) These amounts reflect the impact of a waiver of administration fees of $789. Absent the waiver, net investment income per share, total return and the ratios of expenses and net investment income to average net assets for Class A, Class B and Class C shares would have been $0.17, $0.08 and $0.08, respectively, 21.10%, 16.97% and 17.01%, respectively, 1.8%, 2.6% and 2.6%, respectively, and 1.4%, 0.7% and 0.8%, respectively.

(3) Total return measures the change in the value of an investment during each of the periods presented and does not include the impact of paying any applicable front-end or contingent deferred sales charge. Total return for the period from inception (December 17, 1996) through December 31, 1996 has not been annualized.

(4)  Annualized.

(5) The beginning net asset value per share of Class B and Class C shares equals the net asset value per share of the Class A shares as of the first day Class B and Class C shares were sold (January 9, 1997).

(6) Includes reimbursement of operating expenses by investment adviser of $0.01.



                                                       Phoenix-Engemann Funds 81

                  Additional Information
----------------------------------------

Statement of Additional Information


The fund has filed a Statement of Additional Information about the fund, dated May 1, 1999 with the Securities and Exchange Commission. The Statement contains more detailed information about the fund. It is incorporated into this prospectus by reference and is legally part of the prospectus. You may obtain a free copy of the Statement:


     o by writing to Phoenix Equity Planning Corporation, 100 Bright Meadow Blvd., P.O. Box 2200, Enfield, Connecticut 06083-2200 or

     o    by calling (800) 243-4361.


You may also obtain information about the fund from the Securities and Exchange
Commission:

     o    through its internet site (http://www.sec.gov),

     o    by visiting its Public Reference Room in Washington, DC or

     o by writing to its Public Reference Section, Washington, DC 20549-6009 (a fee may be charged).


     Information about the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Reports

The fund semiannually mails to its shareholders detailed reports containing information about the fund's investments. The fund's Annual Report contains a detailed discussion of the market conditions and investment strategies that significantly affected the fund's performance from January 1 through December
31. You may request a free copy of the fund's Annual and Semiannual Reports:


     o by writing to Phoenix Equity Planning Corporation, 100 Bright Meadow Blvd., P.O. Box 2200, Enfield, Connecticut 06083-2200 or

     o    by calling (800) 243-4361.

                       Customer Service: (800) 243-1574
                           Marketing: (800) 243-4361
                        Telephone Orders: (800) 367-5877
                 Telecommunication Device (TTY): (800) 243-1926

SEC File Nos. 33-1922 and 811-4506
                     [Recycle Logo] Printed on recycled paper using soybean ink


82 Phoenix-Engemann Funds

        PHOENIX-ENGEMANN GROWTH FUND PHOENIX-ENGEMANN NIFTY-FIFTY FUND
                     PHOENIX-ENGEMANN BALANCED RETURN FUND
                      PHOENIX-ENGEMANN GLOBAL GROWTH FUND
                     PHOENIX-ENGEMANN SMALL & MID-CAP FUND
                         PHOENIX-ENGEMANN VALUE 25 FUND

                          600 North Rosemead Boulevard
                        Pasadena, California 91107-2133

                      Statement of Additional Information

                                               , 1999

     This Statement of Additional Information is not a prospectus, but expands upon and supplements the information contained in the current prospectus of The Phoenix-Engemann Funds (the "Trust"), dated , 1999 (the "Prospectus"), and should be read in conjunction with it. Such Prospectus may be obtained by calling Phoenix Equity Planning Corporation ("Equity Planning") at (800) 243-4361 or by writing to Equity Planning at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, CT 06083-2200.


                               TABLE OF CONTENTS

                                                PAGE
                                                -----
THE TRUST .....................................   1
INVESTMENT OBJECTIVES AND POLICIES ............   1
INVESTMENT RESTRICTIONS .......................   8
PERFORMANCE INFORMATION .......................  10
PORTFOLIO TRANSACTIONS AND BROKERAGE ..........  12
PORTFOLIO TURNOVER ............................  13
SERVICES OF THE ADVISER .......................  13
NET ASSET VALUE ...............................  15
HOW TO BUY SHARES .............................  15
ALTERNATIVE PURCHASE ARRANGEMENTS .............  15
INVESTOR ACCOUNT SERVICES .....................  18
HOW TO REDEEM SHARES ..........................  19
TAX SHELTERED RETIREMENT PLANS ................  20
DIVIDENDS, DISTRIBUTIONS AND TAXES ............  20
THE DISTRIBUTOR ...............................  21
DISTRIBUTION PLANS ............................  23
MANAGEMENT OF THE TRUST .......................  25
OTHER INFORMATION .............................  28
APPENDIX ......................................  29


                        Customer Service: (800) 243-1574
                           Marketing: (800) 243-4361
                        Telephone Orders: (800) 367-5877
                 Telecommunications Device (TTY)-(800) 243-1926


PXP 2011 (4/99)

                                   THE TRUST


     The Phoenix-Engemann Funds (the "Trust") (formerly called the "Pasadena Investment Trust") is a diversified open-end management investment company which was organized under Massachusetts law in 1986 as a business trust. The name change of the Trust was made on September 3, 1997 in connection with the merger of an acquisition subsidiary of Phoenix Investment Partners, Ltd. and Pasadena Capital Corporation. The Trust presently comprises six series: Phoenix-Engemann Growth Fund, Phoenix-Engemann Nifty Fifty Fund, Phoenix-Engemann Balanced Return Fund, Phoenix-Engemann Global Growth Fund, Phoenix-Engemann Small & Mid-Cap Growth Fund and Phoenix-Engemann Value 25 Fund, each a "Fund" and, collectively, the "Funds."

                      INVESTMENT OBJECTIVES AND POLICIES

     The investment objective of each Fund is deemed to be a fundamental policy which may not be changed without the approval of the holders of a majority of the outstanding shares of each Fund. Investment restrictions described in this Statement of Additional Information as a fundamental policy may not be changed without the approval of such Fund's shareholders. Notwithstanding the foregoing, certain investment restrictions affect more than one series of the Trust and therefore modifications may require the consent of other shareholders. There is no assurance that any Fund will meet its investment objective.


Foreign Securities

     Each Fund may invest (directly and/or through Depositary Receipts) in securities principally traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency exchange rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and the information available may not be of the same quality. Foreign companies also may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States.

     Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. To hedge against possible variations in currency exchange rates, a Fund (except the Growth Fund, the Nifty Fifty Fund and the Balanced Return Fund) may purchase and sell forward currency exchange contracts. These are agreements to purchase or sell specified currencies at specified dates and prices. A Fund will only purchase and sell forward currency exchange contracts in amounts which the Adviser deems appropriate to hedge existing or anticipated portfolio positions and will not use such forward contracts for speculative purposes. Foreign securities, like other assets of a Fund, will be held by such Fund's custodian or by an authorized subcustodian. While none of the Growth, Nifty Fifty and Balanced Return Funds anticipates investing a significant portion of its assets in foreign securities, each of these Funds may invest up to 15% of the value of its total assets (at time of purchase, giving effect thereto) in the securities of foreign issuers and obligors. The Small & Mid-Cap Growth Fund may invest up to 50% of its assets, the Value 25 Fund may invest up to 25% of its assets and the Global Growth Fund may invest up to 100% of its assets in foreign securities.

     Depositary Receipts. Each Fund's investments in the securities of foreign issuers may be in the form of Depositary Receipts ("DRs"), e.g., American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), Continental Depositary Receipts ("CDRs"), or other forms of DRs. DRs are receipts typically issued by a United States or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. The Fund may invest in DRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the deposited security. The depository of unsponsored DRs generally bears all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

Foreign Currency Transactions

     In General. As described below, each Fund (except the Growth Fund, the Nifty Fifty Fund and the Balanced Return Fund) may engage in certain foreign currency exchange and option transactions. These transactions involve investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If the Adviser's predictions of movements in the direction of securities prices or currency exchange rates are inaccurate, the adverse consequences to a Fund may leave such Fund in a worse position than if it had not used such strategies. Risks inherent in the use of option and foreign currency forward and futures contracts include: (1) dependence on the Adviser's ability to correctly predict movements in the direction of securities prices and currency exchange rates; (2) imperfect correlation between the price of options and futures contracts and movements in the prices of the securities or currencies being hedged; (3) the fact that the skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; and (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences.

Each Fund's ability to enter into futures contracts is also limited by the requirements of the Internal Revenue Code of 1986, as amended, (the "Code") for qualification as a regulated investment company.

     The Global Growth Fund, Small & Mid-Cap Growth Fund and Value 25 Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates. In addition, each Fund may write covered put and call options on foreign currencies for the purpose of increasing its return.

     Generally, each of the above Funds may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, a Fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. A Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, a Fund will attempt to protect itself against a possible loss resulting from an adverse change in the exchange rate between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     Each of the above Funds may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. Each Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

     For transaction hedging purposes, each of the above Funds may also purchase exchange-listed and over-the-counter put and call options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives a Fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives a Fund the right to purchase the currency at the exercise price until the expiration of the option.

     When it engages in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the values of currency for securities which such Fund expects to purchase, when such Fund holds cash or short-term investments). In connection with position hedging, each of the Funds may purchase put or call options on foreign currency and on foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. Each Fund may also purchase or sell foreign currency on a spot basis.

     The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

     It is also impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency such Fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency a Fund is obligated to deliver.

     Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

     Each of the above Funds may seek to increase its return or to offset some of the costs of hedging against fluctuations in currency exchange rates by writing covered put options and covered call options on foreign currencies. A Fund receives a premium from writing a put or call option, which increases such Fund's current return if the option expires unexercised or is closed out at a net profit. A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

     A Fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. The Adviser will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for a Fund. Cross hedging transactions by a Fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

     None of the Funds is a commodity pool. The Funds' transactions in futures and options thereon as described herein will constitute bona fide hedging or other permissible transactions under regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). In addition, no Fund may engage in such transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired futures and options thereon would exceed 5% of the value of such Fund's net assets, with certain exclusions as defined in the applicable CFTC rules. At the time of purchase of a foreign currency exchange contract, a foreign currency futures contract or related option, liquid assets, such as cash, U.S. government securities or other appropriate high-grade debt obligations, marked to market daily equal to the market value of the foreign currency contract or related option minus the Fund's initial margin deposit will be deposited in a pledged account with the Funds' custodian to collateralize the position and thereby ensure that it is not leveraged.

     Currency forward and futures contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. The holder of a cancelable forward contract has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

     Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

     At the maturity of a forward or futures contract, a Fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

     Although each Fund (except the Growth Fund, the Nifty Fifty Fund and the Balanced Return Fund) intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

     Foreign currency options. In general, options on foreign currencies operate similarly to options on securities and are subject to many similar risks. Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit, which is composed of amounts of a number of currencies and is the official medium of exchange of the European Community's European Monetary System.

     Each Fund (except the Growth, Nifty Fifty and Balanced Return Funds) will only purchase or write foreign currency options when the Fund's Adviser believes that a liquid market exists for such options. There can be, however, no assurance that a liquid market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

     The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options) may be affected significantly, fixed, or supported directly or indirectly, by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, since exchange rates may not be free to fluctuate in response to other market forces.

     The value of a foreign currency option reflects the value of an exchange rate, which in turn reflects the relative values of two currencies, generally the U.S. dollar and the foreign currency in question. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

     There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd- lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

     Settlement procedures. Settlement procedures relating to the Funds' investments in foreign securities and to the Funds' foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Funds' domestic investments. For example, settlement of transactions involving foreign securities or foreign currency may occur within a foreign country, and a Fund may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations. Settlement procedures in many foreign countries are less established than those in the United States, and some foreign country settlement periods can be significantly longer than those in the United States.

     Foreign currency conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should such Fund desire to resell that currency to the dealer.

Futures Contracts and Related Options

     A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade--known as "contract markets"--approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. None of the Funds that can invest in futures contracts and related options will invest more than 5% of its net assets in such contracts and options.

     No Fund will deal in commodity contracts per se, and the Global Growth, Small & Mid-Cap Growth and Value 25 Funds will deal only in futures contracts involving financial instruments. Although futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss. Futures contracts traded on an exchange approved by the CFTC are "marked to market" at the end of each year, whether or not they are closed out. In general, 40% of the gain or loss arising from the closing out or marking to market of a futures contract traded on an exchange approved by the CFTC is treated as short-term capital gain or loss, and 60% is treated as long-term capital gain or loss.

     Unlike when a Fund purchases or sells a security, no price is paid or received by such Fund upon the purchase or sale of a futures contract. Upon entering into a contract, such Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or certain liquid securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to such Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

     Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when a Fund has purchased a futures contract on a security and the price of the underlying security has risen, that position would increase in value and such Fund would receive from the broker a variation margin payment based on that increase in value. Conversely, when a Fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and such Fund would be required to make a variation margin payment to the broker.

     A Fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a hedge position then currently held by such Fund. A Fund may close its positions by taking opposite positions which will operate to terminate such Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to such Fund, and such Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

     At the time of purchase of a financial futures contract or a call option on a futures contract, liquid assets, such as cash, U.S. government securities or other appropriate high-grade debt obligations, marked to market daily equal to the market value of the futures contract minus the Fund's initial margin deposit will be deposited in a pledged account with the Funds' custodian to collateralize the position and thereby ensure that it is not leveraged.

     Options on futures contracts. Each Fund (except the Growth Fund, the Nifty Fifty Fund and the Balanced Return Fund) may purchase and write put and call options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. Options on future contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. Each of the above Funds may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which such Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

     As with options on securities, the holder or writer of an option may terminate its position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

     The Global Growth, Small & Mid-Cap Growth and Value 25 Funds will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by such Funds pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts.

     Risks of transactions in futures contracts and related options. Successful use of futures contracts by a Fund is subject to the Adviser's ability to predict movements in the direction of interest rates and other factors affecting securities markets. For example, if a Fund has hedged against the possibility of decline in the values of its investments and the values of its investments increase instead, such Fund will lose part or all of the benefit of the increase through payments of daily maintenance margin. A Fund may have to sell investments at a time when it may be disadvantageous to do so in order to meet margin requirements. The loss from investing in futures transactions is potentially unlimited.

     Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a put or call option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

     There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

     To reduce or eliminate a hedge position held by a Fund, such Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     Index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. Each of the Global Growth, Small

& Mid-Cap Growth and Value 25 Funds may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective. Each of these Funds may also purchase and sell options on index futures contracts.

     For example, the Standard & Poor's Composite 500 Stock Price Index ("S&P 500") is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 assigns relative weightings to the common stocks included in the index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units \x $150). A stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 500 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the Fund will gain $2,000 (500 units \x gain of $4 per unit). If a Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the Fund will lose $1,000 (500 units \x loss of $2 per unit).

     There are several risks in connection with the use by the Funds of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Funds' Adviser will, however, when engaging in this type of activity, attempt to reduce this risk by buying or selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the securities sought to be hedged.

     Successful use of index futures by a Fund for hedging purposes is also subject to the Adviser's ability to predict movements in the direction of the market. It is possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in such Fund's portfolio may decline. If this occurred, such Fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, such Fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if such Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the portion of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends may not result in a successful hedging transaction over a short time period.

     Options on stock index futures. Options on stock index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Options on Indices

     As an alternative to purchasing put and call options on index futures, each of the Global Growth, Small & Mid-Cap Growth and Value 25 Funds may purchase and sell put and call options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

Index Warrants

     Each Fund (except the Growth Fund, the Nifty Fifty Fund and the Balanced Return Fund) may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If a Fund were not to exercise an index warrant prior to its expiration, then such Fund would lose the amount of the purchase price paid by it for the warrant.

     A Fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of a Fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although each Fund will normally invest only in exchange listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit a Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

Securities Loans

     Each Fund may make secured loans of its portfolio securities amounting to not more than 25% of its total assets, thereby increasing its total return. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral consisting of cash or high-grade short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to such Fund an amount equal to any dividends or interest received on securities lent. A Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the Fund to exercise the voting rights on any matters materially affecting the investment. A Fund may also call such loans in order to sell securities.

Forward Commitments

     Each Fund (except the Growth Fund, the Nifty Fifty Fund and the Balanced Return Fund) may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Fund holds, and maintains until settlement date in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although each Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, such Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. A Fund may realize short-term profits or losses upon the sale of forward commitments.

Illiquid Securities


     Each of the Global Growth, Small & Mid-Cap Growth, and Value 25 Funds may invest up to 15% and each of the Growth, Nifty Fifty and Balanced Return Funds may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with such Fund's objective and other policies. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, certain options traded in the over-the-counter market and securities used to cover such options. As to these securities, a Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund could be adversely affected. When purchasing securities that have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), and are not readily marketable, each Fund will endeavor to obtain the right to registration at the expense of the issuer. Generally, there will be a lapse of time between a Fund's decision to sell any such security and the registration of the security permitting sale. During any such period, the price of the securities will be subject to market fluctuations. However, if a substantial market of qualified institutional buyers develops pursuant to Rule 144A under the 1933 Act for certain unregistered securities held by a Fund, such Fund intends to treat such securities as liquid securities in accordance with procedures approved by the Trust's Board of Trustees. Because it is not possible to predict with any assurance how the market for restricted securities pursuant to Rule 144A will develop, the Board of Trustees has directed the Adviser to monitor carefully any Fund investments in such securities with particular regard to trading activity, availability or reliable price information and other relevant information. To the extent that, for a period of time, qualified institutional buyers cease purchasing such restricted securities pursuant to Rule 144A, a Fund's investing in such securities may have the effect of increasing the level of illiquidity in the Fund's portfolio during such period.

Repurchase Agreements

     Each Fund may, for temporary defensive purposes, invest its assets in eligible U.S. Government securities and concurrently enter into repurchase agreements with respect to such securities. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $1 billion or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized as primary dealers by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration. In addition, to the extent a Fund has over $10 million in assets, the Fund will limit the amount of its transactions with any one bank or Government securities dealer to a maximum of 25% of its assets. Any repurchase agreements entered into by a Fund will be of short duration, from overnight to one week, although the underlying securities generally have longer maturities. No Fund may enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the value of the Growth, Nifty Fifty or Balanced Return Funds' or 15% of the value of the Global Growth, Small & Mid-Cap Growth or Value 25 Funds' net assets would be invested in such repurchase agreements and other illiquid assets.

     For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from a Fund to the seller of the U.S. Government security subject to the repurchase agreement. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, a Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the U.S. Government security.

     Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, each Fund will always receive as collateral for any repurchase agreement to which it is a party U.S. Government securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian or other entity authorized by the Trust's Board of Trustees to have custody for purposes of repurchase agreement transactions. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities, however.

Special Situations

     Subject to the limitations in the Prospectus, each Fund (except the Global Growth Fund) may invest in special situations that the Adviser believes present opportunities for capital growth. Such situations most typically include corporate restructurings, mergers, and tender offers.

     A special situation arises when, in the opinion of the Adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others, the following: liquidations, reorganizations, recapitalizations, mergers, or tender offers; material litigation or resolution thereof; technological breakthroughs; and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is inherent in ordinary investment securities.


                            INVESTMENT RESTRICTIONS

     The following restrictions have been adopted as matters of fundamental or operating policy for the Funds. Fundamental policies may not be changed without the approval of a majority of the Fund's outstanding voting securities and approval of the Board of Trustees. Operating policies can be changed by vote of the Board of Trustees. The Funds may not:

     (1) With respect to 75% of a Fund's total assets, purchase any security (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's total assets would be invested in securities of any one issuer. This limitation does not apply with respect to the remaining 25% of a Fund's total assets (except that neither the Growth Fund nor the Balanced Return Fund will invest more than 10% of its total assets in any one non-U.S. Government issuer). [Fundamental Policy]

     (2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of its portfolio securities, and may make margin payments in connection with transactions in permissible futures and options contracts) or make uncovered short sales. [Operating Policy]

     (3) With respect to 75% of the Global Growth, Small & Mid-Cap Growth and Value 25 Funds' total assets and 100% of the Growth, Nifty Fifty and Balanced Return Funds' total assets, acquire more than 10% of any one class of securities of an issuer or more than 10% of the outstanding voting securities of any one issuer. (For this purpose all common stocks of an issuer are regarded as a single class, and all preferred stocks of an issuer are regarded as a single class.) [Fundamental Policy]

     (4) Borrow money in excess of 20% (5% for the Growth, the Nifty Fifty and Balanced Return Funds) of its total assets (taken at cost) and then only as a temporary measure for extraordinary or emergency reasons and not for investment. (Each Fund may borrow only from banks and immediately after any such borrowings there must be an asset coverage [total assets of the Fund, including the amount borrowed, less liabilities other than such borrowings] of at least 300% of the amount of all borrowings. In the event that, due to market decline or other reasons, such asset coverage should at any time fall below 300%, the Fund is required within three days, not including Sundays and holidays, to reduce the amount of its borrowings to the extent necessary to cause the asset coverage of such borrowings to be at least 300%. If this should happen, the Fund may have to sell securities at a time when it would be disadvantageous to do so.) [Fundamental Policy]

     (5) With respect to the Global Growth, the Small & Mid-Cap Growth and the Value 25 Funds, pledge more than 25% of its total assets (taken at cost) in connection with permissible borrowings. For the purposes of this restriction, the deposit of underlying securities and other assets in connection with the writing of put and call options and collateral arrangements with respect to margin for currency futures contracts are not deemed to be a pledge of assets. [Fundamental Policy]

     (6) Invest more than 5% (30% for the Balanced Return Fund) of its total assets in securities of any one issuer which, together with any predecessor, has been in continuous operation for less than three years. [Fundamental Policy]

     (7) Invest in securities of any company, if officers and Trustees of the Trust and officers and directors of the Adviser who beneficially own more than 0.5% of the shares or securities of that company collectively own more than 5% of such securities. [Fundamental Policy with respect to the Growth, Nifty Fifty, Balanced Return, Global Growth and Small & Mid-Cap Growth Funds]

     (8) Make loans, except (a) by purchase of marketable bonds, debentures, commercial paper or corporate notes, and similar marketable evidences of indebtedness which are part of an issue to the public or to financial institutions, (b) by entry into repurchase agreements, or (c) through the lending of its portfolio securities with respect to not more than 25% of its total assets. [Fundamental Policy]

     (9) Buy or sell oil, gas or other mineral leases, rights or royalty contracts or commodities or commodity contracts, except for transactions in futures contracts and options thereon entered into for hedging purposes, and the Growth, Nifty Fifty and Balanced Return Funds may purchase marketable securities of companies or partnerships holding such interests. [Fundamental Policy for the Global Growth, Small & Mid-Cap Growth and Value 25 Funds]

     (10) Act as an underwriter except to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under certain federal securities laws. [Fundamental Policy]

     (11) Make investments for the purpose of exercising control of a company's management. [Operating Policy]

     (12) Concentrate its investments in particular industries, and in no event invest more than 25% of the value of its total assets in any one industry. [Fundamental Policy]

     (13) Engage in puts, calls, straddles, spreads or any combination thereof, except that, to the extent described in the Prospectus and this Statement of Additional Information, a Fund may buy and sell put and call options (and any combination thereof) on securities, on financial futures contracts, on securities indices, on currency futures contracts and on foreign currencies and may buy and sell put and call warrants, the values of which are based upon securities indices. [Operating Policy]

     (14) Purchase warrants if, as a result, its warrant holdings, valued at the lower of cost or market, would exceed 5% of the Fund's net assets, with no more than 2% of net assets in warrants not listed on the New York or American Stock Exchanges. [Operating Policy]

     (15) Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Funds, or by a person designated by the Trustees of the Funds, to make such determinations pursuant to procedures adopted by the Trustees to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 10% of the Growth, Nifty Fifty and Balanced Return Funds' and more than 15% of the Global Growth, Small & Mid-Cap Growth and Value 25 Funds' net assets (taken at current value) would be invested in the aggregate in securities described in (a), (b) and (c) above. [Operating Policy]

     (16) Purchase or sell real property (including limited partnership interests), except that the Fund may (a) purchase or sell readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate, (b) purchase or sell securities that are secured by interests in real estate or interests therein, or (c) acquire real estate through exercise of its rights as a holder of obligations secured by real estate or interests therein or sell real estate so acquired. [Fundamental Policy]

     (17) Participate on a joint or joint and several basis in any securities trading account. [Operating Policy]

     (18) Purchase the securities of any other investment company except (a) within the limits of the 1940 Act, (b) in a public offering or in the open market or in privately negotiated transactions where, in either case, to the best information of the Fund, no commission, profit or sales charge to a sponsor or dealer (other than a customary broker's commission or underwriting discount) results from such purchase, (c) if such purchase is part of a merger, consolidation, or acquisition of assets, or (d) as part of a master-feeder arrangement (see below). [Fundamental Policy]

     (19) With respect to the Growth Fund, the Nifty Fifty Fund and the Balanced Return Fund, purchase or sell financial futures, commodities or commodities contracts, including futures contracts on physical commodities.
[Fundamental Policy]

     Each Fund, notwithstanding any other investment policy or limitation (whether or not fundamental), may invest all of its assets in the securities or beneficial interests of a single pooled investment fund having substantially the same objective, policies and limitations as such Fund.

     Some of the practices referred to above are subject to restrictions contained in the 1940 Act. In addition to the restrictions described above, a Fund may from time to time agree to additional investment restrictions for purposes of compliance with the securities laws of those states and foreign jurisdictions where such Fund intends to offer or sell its shares. Any such additional restrictions that would have a material bearing on a Fund's operations will be reflected in the Prospectus or a Prospectus supplement and may require shareholder approval.


                            PERFORMANCE INFORMATION

     The Funds may, from time to time, include total return in advertisements or reports to shareholders or prospective investors. Performance information in advertisements and sales literature may be expressed as a yield of a class or Fund and as a total return of any Class or Fund.


     Standardized quotations of average annual total return for each Class of Shares of a Fund will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in either Class A, Class B, or Class C Shares of a Fund over periods of 1, 5 and 10 years or up to the life of the class of shares of a Fund, calculated for each class separately pursuant to the formula below. All total return figures reflect the deduction of a proportional share of each class's expenses (on an annual basis), deduction of the maximum initial sales load in the case of Class A Shares and the maximum contingent deferred sales charge applicable to a complete redemption of the investment in the case of Class B and C Shares, and assume that all dividends and distributions are reinvested when paid.


     P(T + 1)n = ERV
       where P = a hypothetical initial payment of $1,000, T = average annual total return, n = number of years,
          ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5, or 10 year periods (or fractional portion thereof).


     The Funds may from time to time include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc. and Morningstar, Inc. Additionally, the Funds may compare performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week, Investor's Daily, Stanger's Mutual Fund Monitor, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard & Poor's The Outlook, and Personal Investor. The Funds may from time to time illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return may also be used to compare the performance of the Funds against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), Russell 2000 Index, Morgan Stanley Capital International All Country World Index, Dow Jones Industrial Average, Europe Australia Far East Index (EAFE), Consumer Price Index, Lehman Brothers Corporate Index and Lehman Brothers T-Bond Index.

     Advertisements, sales literature and other communications may contain information about the Funds and Adviser's current investment strategies and management style. Current strategies and style may change to allow the Funds to respond quickly to changing market and economic conditions. From time to time the Funds may include specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Funds may separate its cumulative and average annual returns into income and capital gains components.

     Performance information reflects only the performance of a hypothetical investment in each class during the particular time period on which the calculations are based. Performance information should be considered in light of each Fund's investment objectives and policies, characteristics and quality of the portfolio, and the market condition during the given time period, and should not be considered as a representation of what may be achieved in the future.

     The Funds may also compute aggregate cumulative total return for specified periods based on a hypothetical Class A, Class B, or Class C account with an assumed initial investment of $10,000. The aggregate total return is determined by dividing the net asset value of this account at the end of the specified period by the value of the initial investment and is expressed as a percentage. Calculation of aggregate total return reflects payment of the Class A Shares' maximum sales charge of 4.75% and assumes reinvestment of all income dividends and capital gain distributions during the period.


     The Funds also may quote annual, average annual and annualized total return and aggregate total return performance data, for each class of shares of the Funds, both as a percentage and as a dollar amount based on a hypothetical $10,000 investment for various periods other than those noted below. Such data will be computed as described above, except that (1) the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return and (2) the maximum applicable sales charge will not be included with respect to annual, annualized or aggregate rate of return calculations.

     The average annual compounded rates of return, or total return, for the Class A, Class B and Class C shares of each of the Funds for the indicated periods ended December 31, 1998 were as follows:



                                        One       Five          Ten          Inception(1) to
                                       Year       Years        Years        December 31, 1998
  Class A                            --------   --------   -------------   ------------------
The Growth Fund                           %          %             %                   %
The Balanced Return Fund                  %          %             %                   %
The Nifty Fifty Fund                      %          %             %                   %
The Global Growth Fund*                   %          %          N/A                    %
The Small & Mid-Cap Growth Fund*          %                     N/A                    %
The Value 25 Fund                         %                     N/A                    %



                                       One       Inception(2) to
                                      Year      December 31, 1998
  Class B                           --------   ------------------
The Growth Fund                           %                %
The Balanced Return Fund                  %                %
The Nifty Fifty Fund                      %                %
The Global Growth Fund                    %                %
The Small & Mid-Cap Growth Fund           %                %
The Value 25 Fund                                          %




                                       One       Inception(2) to
                                      Year      December 31, 1998
  Class C                           --------   ------------------
The Growth Fund                          %                %
The Balanced Return Fund                 %                %
The Nifty Fifty Fund                     %                %
The Global Growth Fund                   %                %
The Small & Mid-Cap Growth Fund          %                %
The Value 25 Fund                                         %

(1)  The inception dates of the Funds are as follows:
     Growth Fund--June 24, 1986
     Balanced Return Fund--June 8, 1987
     Nifty Fifty Fund--December 17, 1990
     Global Growth Fund--November 1, 1993
     Small & Mid-Cap Growth Fund--October 10, 1994
     Value 25 Fund--December 17, 1996

(2) The inception date for Class B and Class C shares for the Growth, Nifty Fifty and Balanced Return Funds was January 3, 1994; the inception date for the Class B shares for the Global Growth and Small & Mid-Cap Growth Funds was September 18, 1996; the inception date for the Class C shares for the Global Growth Fund was October 21, 1996 and the inception date for the Class C shares of the Small & Mid-Cap Growth Fund was October 8, 1996. The inception date for Class B and C shares for the Value 25 Fund was January 9, 1997.

* Prior to September 1, 1996, the Global Growth and Small & Mid-Cap Growth Funds' shares were not offered to the public and, although each Fund's portfolio was managed substantially in accordance with the investment policies described in its current Prospectus during that period, some management differences did occur due primarily to each Fund's small asset size. Accordingly, each Fund's performance during periods prior to September 1, 1996 may not be relevant to an assessment of such Fund's performance subsequent to such date. Additionally, the Adviser waived all management, administrative and service fees otherwise payable to it by the Global Growth Fund during 1993, 1994 and 1995 and the Small & Mid-Cap Growth Fund during 1994 and 1995, which had the effect of increasing each Fund's total return for those periods.

     A Fund may also, from time to time, include a reference to the current distribution rate of each Class of shares in investor communications and sales literature preceded or accompanied by a prospectus for such Fund, reflecting the amounts actually distributed to shareholders of each Class which could include capital gains and other items of income, as well as interest and dividend income received by a Fund and distributed to the shareholders. All calculations of a Class's distribution rate are based on the distributions per share which are declared, but not necessarily paid, during the fiscal year. The distribution rate for a Class is determined by dividing the distributions declared during the period by the maximum offering price per share of the Class on the last day of the period and annualizing the resulting figure. The distribution rate does not reflect capital appreciation or depreciation in the price of a Fund's shares and should not be confused with yield or considered to be a complete indicator of the return to the investor on his investment.

     Investors should note that the investment results of each Fund will fluctuate over time, and any presentation of a Fund's current yield, total return or distribution rate for any period should not be considered as a representation of what an investment may earn or what an investor's total return, yield or distribution rate may be in any future period.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Adviser places orders for the purchase and sale of securities, supervises their execution and negotiates brokerage commissions on behalf of the Funds. It is the practice of the Adviser to seek the best prices and execution of orders and to negotiate brokerage commissions which in the Adviser's opinion are reasonable in relation to the value of the brokerage services provided by the executing broker. Brokers who have executed orders for the Funds are asked to quote a fair commission for their services. If the execution is satisfactory and if the requested rate approximates rates currently being quoted by the other brokers selected by the Adviser, the rate is deemed by the Adviser to be reasonable. Brokers may ask for higher rates of commission if all or a portion of the securities involved in the transaction are positioned by the broker, if the broker believes it has brought the Funds an unusually favorable trading opportunity, or if the broker regards its research services as being of exceptional value, and payment of such commissions is authorized by the Adviser after the transaction has been consummated. If the Adviser more than occasionally differs with the broker's appraisal of opportunity or value, the broker would not be selected to execute trades in the future. The Adviser believes that the Funds benefit with a securities industry comprised of many and diverse firms and that the long-term interest of shareholders of the Funds is best served by brokerage policies which include paying a fair commission rather than seeking to exploit its leverage to force the lowest possible commission rate. The primary factors considered in determining the firms to which brokerage orders are given are the Adviser's appraisal of: the firm's ability to execute the order in the desired manner; the value of research services provided by the firm; and the firm's attitude toward and interest in mutual funds in general including the sale of mutual funds managed and sponsored by the Adviser. The Adviser does not offer or promise to any broker an amount or percentage of brokerage commissions as an inducement or reward for the sale of shares of the Funds. Over-the-counter purchases and sales are transacted directly with principal market-makers except in those circumstances where in the opinion of the Adviser better prices and execution are available elsewhere.

     In general terms, the nature of research services provided by brokers encompasses statistical and background information, and forecasts and interpretations with respect to U.S. and foreign economies, U.S. and foreign money markets, fixed income markets and equity markets, specific industry groups, and individual issues. Research services will vary from firm to firm, with broadest coverage generally from the large full-line firms. Smaller firms in general tend to provide information and interpretations on a smaller scale, frequently with a regional emphasis. In addition, several firms monitor federal, state, local and foreign political developments; many of the brokers also provide access to outside consultants. The outside research assistance is particularly useful to the Adviser's staff since the brokers as a group tend to monitor a broader universe of securities and other matters than the Adviser's staff can follow. In addition, it provides the Adviser with a diverse perspective on financial markets. Research and investment information is provided by these and other brokers at no cost to the Adviser and is available for the benefit of other accounts advised by the Adviser and its affiliates and not all of this information will be used in connection with the Funds. While this information may be useful in varying degrees and may tend to reduce the Adviser's expenses, it is not possible to estimate its value and in the opinion of the Adviser it does not reduce the Adviser's expenses in a determinable amount. The extent to which the Adviser makes use of statistical, research and other services furnished by brokers is considered by the Adviser in the allocation of brokerage business but there is no formula by which such business is allocated. The Adviser does so in accordance with its judgment of the best interest of the Funds and shareholders.

     A high rate of portfolio turnover involves a correspondingly higher amount of brokerage commissions and other costs which must be borne directly by the Funds and indirectly by shareholders.

     Stolper & Company, Inc., of which Michael Stolper, a former Trustee of the Trust and a Director of Pasadena Capital Corporation, is the sole shareholder, has in the past received brokerage business from the Adviser. Stolper & Company, Inc. assists its clients in selecting an investment adviser and offers a service measuring the performance of investment advisers, in return for which the client pays cash or directs the investment adviser to execute a portion of the brokerage business through Bear, Stearns & Company for the credit of Stolper & Company, Inc. Stolper & Company, Inc. and the Adviser anticipate that such brokerage allocation from the Adviser will continue. However, neither Michael Stolper nor Stolper & Company, Inc. will receive or participate in commissions paid by a Fund nor receive any reciprocal business as a result of commissions paid by a Fund, although a Fund may pay usual and customary brokerage commissions to Bear, Stearns & Company for brokerage business by such Fund.

     It is possible that purchases or sales of securities for a Fund also may be considered for other clients of the Adviser or its affiliates, including the other series of the Trust. Any transactions in such securities at or about the same time will be allocated among such Fund and such other clients in a manner deemed equitable to all by the Adviser, taking into account the respective sizes of the Fund and the other clients' accounts, and the amount of securities to be purchased or sold. It is recognized that it is possible that in some cases this procedure could have a detrimental effect on the price or volume of the security so far as that Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower commissions will be beneficial to such Fund.


     The Board of Trustees of the Trust periodically monitors the operation of these brokerage policies by reviewing the allocation of brokerage orders. The total brokerage commissions paid by the Growth Fund during 1996, 1997, and 1998 were $2,301,351, $1,582,638, and $1,196,904, respectively. For the years ended December 31, 1996, 1997, and 1998, the Balanced Return Fund paid $35,776, $59,783, and $96,553, respectively, in brokerage commissions. For the years ended December 31, 1996, 1997, and 1998, the Nifty Fifty Fund paid $245,499, $506,710, and $588,816, respectively, in brokerage commissions. For the years ended December 31, 1996, 1997, and 1998, the Global Growth Fund paid $130,703, $279,069, and $49,508 respectively, in brokerage commissions. For the years ended December 31, 1996, 1997, and 1998, the Small & Mid-Cap Growth Fund paid $162,103, $1,412,894, and $248,063 respectively, in brokerage commissions. For the fiscal years ended December 31, 1997 and 1998, the Value 25 Fund paid $87,216 and $142,758 in brokerage commissions.

                               PORTFOLIO TURNOVER

     The Funds pay brokerage commissions for purchases and sales of portfolio securities. A high rate of portfolio turnover generally involves a correspondingly greater amount of brokerage commissions and other costs which must be borne directly by a Fund and thus indirectly by its shareholders. It may also result in the realization of larger amounts of short-term capital gains, which are taxable to shareholders as ordinary income. If such rate of turnover exceeds 100%, the Funds will pay more in brokerage commissions than would be the case if they had lower portfolio turnover rates. Historical turnover rates can be found under the heading "Financial Highlights" located in the Trust's Prospectus.

                            SERVICES OF THE ADVISER


     The following information concerning the investment management and administrative services provided to the Funds supplements the information contained in the section in the Prospectus entitled "Management of the Funds."

Investment Management Agreement

     The Adviser, Roger Engemann & Associates, Inc., ("REA") has entered into an Investment Management Agreement (the "Management Agreement") with the Trust, on behalf of each series of the Trust including the Funds, to provide investment advice and investment management services with respect to the assets of each Fund, provide personnel, office space, facilities and equipment as may be needed by the Funds in their day-to-day operations and provide the officers of the Trust. The Management Agreement has been approved by the Board of Trustees of the Trust with respect to each Fund, including a majority of the Trustees who are not a party to the Management Agreement or interested persons of a party to the Management Agreement, and by a majority of the outstanding voting shares of each Fund at a special meeting of shareholders on August 28, 1997.

     The Management Agreement dated as of September 3, 1997 will be in effect through September 2, 1999. The Management Agreement may be continued thereafter for successive periods not to exceed one year, provided that such continuance is specifically approved annually by a vote of a majority of each Fund's outstanding voting securities or by the Board of Trustees, and by the vote of a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.


     REA is an indirect subsidiary of Phoenix Investment Partners, Ltd. ("PXP"). PXP is the 10th largest publicly traded investment company in the nation, and has served investors for over 70 years. It manages approximately $50 billion in assets through its investment partners: Aberdeen Fund Managers, Inc. (Aberdeen) in Aberdeen, London, Singapore and Fort Lauderdale; Duff & Phelps Investment Management Co. (Duff & Phelps) in Chicago and Cleveland; Roger Engemann & Associates, Inc. (Engemann) in Pasadena; Seneca Capital Management LLC (Seneca) in San Francisco; and Phoenix Investment Counsel, Inc. (Goodwin, Hollister, and Oakhurst divisions) in Hartford, Sarasota, and Scotts Valley, CA, respectively.


Expenses

     Except as set forth in the separate Administration Agreement discussed below, the Adviser is not responsible under the Management Agreement for any expenses related to the operation of the Funds.

     Under the Management Agreement, each Fund is responsible and has assumed the obligation for paying all of its expenses, including but not limited to: (i) brokerage and commission expenses, (ii) federal, state, or local taxes, including issue and transfer taxes, incurred by or levied on a Fund, (iii) interest charges on borrowings, (iv) charges and expenses of a Fund's custodian and transfer agent, (v) payment of all investment advisory and management fees,
(vi) insurance premiums on a Fund's property and personnel, including the fidelity bond and liability insurance for officers and Trustees, (vii) printing and mailing of all reports, including semi-annual and annual reports, prospectuses, and statements of additional information to existing shareholders,
(viii) fees and expenses of registering a Fund's shares under the federal securities laws and of qualifying its shares under applicable state securities (Blue Sky) laws subsequent to a Fund's initial fiscal period, including expenses attendant upon renewing and increasing such registrations and qualifications,
(ix) legal fees and expenses including legal expenses of the independent Trustees, (x) independent Trustees' fees and auditing expenses, including auditing fees of independent public accountants, (xi) all costs associated with shareholders meetings and the preparation and dissemination of proxy solicitation materials, except for meetings called solely for the Adviser's benefit, (xii) dues and other costs of membership in industry associations, subject to the approval of any such membership by the Board of Trustees, (xiii) service fees paid to dealers and other shareholder service providers pursuant to Services Agreements between the Trust and such service providers, and (xiv) any extraordinary and non-recurring expenses, except as otherwise prescribed therein.

     As compensation for its services under the Management Agreement, the Adviser is paid a monthly fee based on a Fund's average daily net assets at the following annual rates:

                                  First        Next        Over
                                   $50         $450        $500
                                 Million     Million      Million
                                ---------   ---------   ----------
Growth Fund                        0.90%       0.80%        0.70%
Nifty Fifty Fund                   0.90%       0.80%        0.70%
Balanced Return Fund               0.80%       0.70%        0.60%
Global Growth Fund                 1.10%       1.00%        0.90%
Small & Mid-Cap Growth Fund        1.00%       0.90%        0.80%
Value 25 Fund                      0.90%       0.80%        0.70%

     For the years ended December 31, 1996, 1997 and 1998, pursuant to the then-effective investment management agreements with the former Adviser (the "Former Adviser") (Roger Engemann Management Co., Inc.) and the current Adviser
(REA), the Growth Fund paid management fees to the Former Adviser and REA of approximately $3,202,000, $3,490,000 and $3,842,000, respectively. For the years ended December 31, 1996, 1997 and 1998, pursuant to the then-effective investment management agreements with the Former Adviser and REA, the Balanced Return Fund paid management fees of approximately $528,000, $551,000 and $603,000, respectively. For the years ended December 31, 1996, 1997 and 1998, pursuant to the then-effective investment management agreements with the Former Adviser and REA, the Nifty Fifty Fund paid management fees of approximately $1,391,000, $1,967,000 and $2,617,000, respectively. For the Global Growth Fund, for the period ended December 31, 1996, the Former Adviser was entitled to receive fees in the amount of $49,793; however, the Former Adviser waived $27,147 of such fees for the first eight months of said period. For the years ended December 31, 1997 and 1998, pursuant to the then-effective investment management agreements with the Former Adviser and REA, the Global Growth Fund paid management fees of approximately $143,000 and $247,000, respectively. For the Small & Mid-Cap Growth Fund, for the period ended December 31, 1996, the Former Adviser was entitled to receive fees in the amount of $25,255; however, the Former Adviser waived $8,043 of such fees for the first eight months of said period. For the years ended December 31, 1997 and 1998, pursuant to the then-effective investment management agreements with the Former Adviser and REA, the Small & Mid-Cap Growth Fund paid management fees of approximately $288,000 and $and 741,000, respectively. For the years ended December 31, 1997 and 1998, pursuant to the then-effective investment management agreements with the Former Adviser and REA, the Value 25 Fund paid management fees of approximately $175,000 and $330,000, respectively.

     The Management Agreement is terminable with respect to each Fund on 60-days' written notice by vote of a majority of such Fund's outstanding shares, by vote of a majority of the Board of Trustees, or by the Adviser on 60-days' written notice. The Management Agreement automatically terminates in the event of its assignment as defined in the 1940 Act. The Management Agreement provides that in the absence of willful misfeasance, bad faith, or gross negligence on the part of the Adviser, or of reckless disregard of its obligations thereunder, the Adviser is not liable for any action or failure to act in accordance with its duties.


                                NET ASSET VALUE

     The net asset value per share of each Fund is determined as of the close of trading of the New York Stock Exchange (the "Exchange") on days when the Exchange is open for trading. The Exchange will be closed on the following observed national holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Since the Fund does not price securities on weekends or United States national holidays, the net asset value of a Fund's foreign assets may be significantly affected on days when the investor has no access to the Fund. The net asset value per share of a Fund is determined by adding the values of all securities and other assets of the Fund, subtracting liabilities, and dividing by the total number of outstanding shares of the Fund. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the Securities and Exchange Commission. The total liability allocated to a class, plus that class's distribution fee and any other expenses allocated solely to that class, are deducted from the proportionate interest of such class in the assets of the Fund, and the resulting amount of each is divided by the number of shares of that class outstanding to produce the net asset value per share.

     A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place for any Fund which invests in foreign securities contemporaneously with the determination of the prices of the majority of the portfolio securities of such Fund. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values at the mean between the bid and ask quotations of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Trustees or their delegates. If at any time a Fund has investments where market quotations are not readily available, such investments are valued at the fair value thereof as determined in good faith by the Trustees although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

                               HOW TO BUY SHARES

     The minimum initial investment is $500 and the minimum subsequent investment is $25. However, both the minimum initial and subsequent investment amounts are $25 for investments pursuant to the "Investo-Matic" plan, a bank draft investing program administered by Distributor, or pursuant to the Systematic Exchange privilege or for an individual retirement account (IRA). In addition, there are no subsequent investment minimum amounts in connection with the reinvestment of dividend or capital gain distributions. Completed applications for the purchase of shares should be mailed to: Phoenix-Engemann Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.

                       ALTERNATIVE PURCHASE ARRANGEMENTS


     Shares may be purchased from investment dealers at a price equal to their net asset value per share, plus a sales charge which, at the election of the purchaser, may be imposed either (i) at the time of the purchase (the "initial sales charge alternative") or (ii) on a contingent deferred basis (the "deferred sales charge alternative"). Orders received by dealers prior to the close of trading on the New York Stock Exchange are confirmed at the offering price effective at that time, provided the order is received by the Authorized Agent prior to its close of business.

     The alternative purchase arrangements permit an investor to choose the method of purchasing shares that is more beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive distributions in cash or to reinvest them in additional shares of the Funds, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Trust, the accumulated continuing distribution and services fees and contingent deferred sales charges on Class B or C Shares would be less than the initial sales charge and accumulated distribution and services fees on Class A Shares purchased at the same time.

     Dividends paid by the Funds, if any, with respect to each class of shares will be calculated in the same manner at the same time on the same day, except that fees such as higher distribution and services fees and any incremental transfer agency costs relating to each class of shares will be borne exclusively by that class. See "Dividends, Distributions and Taxes."

Class A Shares

     Class A Shares incur a sales charge when they are purchased and enjoy the benefit of not being subject to any sales charge when they are redeemed. Class A Shares are subject to an ongoing services fee at an annual rate of 0.25% of the Trust's aggregate average daily net assets attributable to the Class A Shares. In addition, certain purchases of Class A Shares qualify for reduced initial sales charges. See the Funds' current Prospectus for additional information.

Class B Shares

     Class B Shares do not incur a sales charge when they are purchased, but they are subject to a sales charge if they are redeemed within five years of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions. Class B Shares purchased prior to January 20, 1998 are subject to the sales charge schedule as it existed prior to that date. See the Funds' current Prospectus for additional information.


     Class B Shares are subject to ongoing distribution and services fees at an annual rate of up to 1.00% of the Fund's aggregate average daily net assets attributable to the Class B Shares. Class B Shares enjoy the benefit of permitting all of the investor's dollars to work from the time the investment is made. The higher ongoing distribution and services fees paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends, to the extent any dividends are paid, than those related to Class A Shares. Class B Shares will automatically convert to Class A Shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted (six years for Class B Shares purchased prior to January 20, 1998), in the circumstances and subject to the qualifications described in the Funds' Prospectus. The purpose of the conversion feature is to relieve the holders of the Class B Shares that have been outstanding for a period of time sufficient for the adviser and the Distributor to have been compensated for distribution expenses related to the Class B Shares from most of the burden of such distribution related expenses.


     Class B Shares include all shares purchased pursuant to the deferred sales charge alternative which have been outstanding for less than the period ending eight years after the end of the month in which the shares were issued. At the end of this period, Class B Shares will automatically convert to Class A Shares and will no longer be subject to the higher distribution and services fees. Such conversion will be on the basis of the relative net asset value of the two classes without the imposition of any sales load, fee or other charge.

     For purposes of conversion to Class A, shares purchased through the reinvestment of dividends and distributions paid in respect of Class B Shares in a shareholder's Fund account will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's Fund account (other than those in the sub-account) convert to Class A, an equal pro rata portion of the Class B Share dividends in the sub-account will also convert to Class A Shares.

Class C Shares

     Class C Shares are purchased without an initial sales charge but are subject to a deferred sales charge if redeemed within one year of purchase. Class C Shares of the Growth Fund, Balanced Return Fund and Nifty Fifty Fund purchased prior to January 20, 1998 are not subject to the deferred sales charge. The deferred sales charge may be waived in connection with certain qualifying redemptions. Shares issued in conjunction with the automatic reinvestment of income distributions and capital gain distributions are not subject to any sales charges. Class C Shares are subject to ongoing distribution and services fees of up to 1.00% of the Funds' aggregate average daily net assets attributable to Class C Shares. See the Funds' current Prospectus for more information.

Class A Shares--Reduced Initial Sales Charges

     Investors choosing the initial sales charge alternative under certain circumstances may be entitled to pay reduced sales charges. The circumstances under which such investors may pay reduced sales charges are described below.

     Qualified Purchasers. If you fall within any one of the following categories, you will not have to pay a sales charge on your purchase of Class A
Shares: (1) any trustee, director or officer of the Phoenix Funds or any other open-end management investment company advised, subadvised or distributed by the Adviser, Distributor or any corporate affiliate of either or both the Adviser and Distributor (an "Affiliated Phoenix Fund"); (2) any director or officer, or any full-time employee or sales representative (for at least 90 days), of the Adviser or Distributor; (3) registered representatives and employees of securities dealers with whom Distributor has sales agreements; (4) any qualified retirement plan exclusively for persons described above; (5) any officer, director or employee of a corporate affiliate of the Adviser or Distributor; (6) any spouse, child, parent, grandparent, brother or sister of any person named in
(1), (2), (3) or (5) above; (7) employee benefit plans for employees of the Adviser, Distributor and/or their corporate affiliates; (8) any employee or agent who retires from Phoenix Home Life, Distributor and/or their corporate affiliates; (9) any account held in the name of a qualified employee benefit plan, endowment fund or foundation if, on the date of the initial investment, the plan, fund or foundation has assets of $10,000,000 or more or at least 100 eligible employees; (10) any person with a direct rollover transfer of shares from an established Phoenix-Engemann Fund or other Phoenix Fund qualified plan;

(11) any Phoenix Home Life separate account which funds group annuity contracts offered to qualified employee benefit plans; (12) any state, county, city, department, authority or similar agency prohibited by law from paying a sales charge; (13) any fully matriculated student in any U.S. service academy; (14) any unallocated account held by a third party administrator, registered investment adviser, trust company, or bank trust department which exercises discretionary authority and holds the account in a fiduciary, agency, custodial or similar capacity, if in the aggregate such accounts held by such entity equal or exceed $1,000,000; (15) any person who is investing redemption proceeds from investment companies other than the Phoenix Funds if, in connection with the purchases or redemption of the redeemed shares, the investor paid a prior sales charge provided such investor supplies verification that the redemption occurred within 90 days of the Phoenix-Engemann Fund purchase and that a sales charge was paid; (16) any deferred compensation plan established for the benefit of any Phoenix-Engemann Fund or other Affiliated Phoenix Fund trustee or director; provided that sales to persons listed in (1) through (15) above are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares so acquired will not be resold except to the Trust;
(17) purchasers of Class A Shares bought through investment advisors (including President's Circle clients of REA) and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients; (18) retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for such purchases; or (19) clients of investment advisors or financial planners who buy shares for their own accounts but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements (each of the investors described in (17) through (19) may be charged a fee by the broker, agent or financial intermediary for purchasing shares). Class A shareholders who made their initial investment prior to January 20, 1998 and qualified to purchase shares without a sales charge, will not have to pay a sales charge on subsequent purchases of Class A Shares.

     Combination Purchase Privilege. Your purchase of any class of shares of the Funds or any other Affiliated Phoenix Fund (other than Phoenix Money Market Fund Series Class A Shares), if made at the same time by the same "person," will be added together to determine whether the combined sum entitles you to an immediate reduction in sales charges. A "person" is defined in this and the following sections as (a) any individual, their spouse and minor children purchasing shares for his or their own account (including an IRA account) including his or their own trust; (b) a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more than one beneficiary may exist); (c) multiple employer trusts or Section 403(b) plans for the same employer; (d) multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or (e) trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to funds over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.

     An "Affiliated Phoenix Fund" means any other mutual fund advised, subadvised or distributed by the Adviser or Distributor or any corporate affiliate of either or both the Adviser and Distributor provided such other mutual fund extends reciprocal privileges to shareholders of the Phoenix Funds.

     Letter of Intent. If you sign a Letter of Intent, your purchase of any class of shares of the Funds or any other Affiliated Phoenix Fund (other than Phoenix Money Market Fund Series Class A Shares), if made by the same person within a thirteen month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually non-binding arrangement between you and the Distributor. Since the Distributor doesn't know whether you will ultimately fulfill the Letter of Intent, shares worth 5% of the amount of each purchase will be set aside until you fulfill the Letter of Intent. When you buy enough shares to fulfill the Letter of Intent, these shares will no longer be restricted. If, on the other hand, you do not satisfy the Letter of Intent, or otherwise wish to sell any restricted shares, you will be given the choice of either buying enough shares to fulfill the Letter of Intent or paying the difference between any sales charge you previously paid and the otherwise applicable sales charge based on the intended aggregate purchases described in the Letter of Intent. You will be given 20 days to make this decision. If you do not exercise either election, the Distributor will automatically redeem the number of your restricted shares needed to make up the deficiency in sales charges received. The Distributor will redeem restricted Class A or M Shares before Class C or B Shares, respectively. Oldest shares will be redeemed before selling newer shares. Any remaining shares will then be deposited to your account.

     Right of Accumulation. Your purchase of any class of shares of the Funds or any other Affiliated Phoenix Fund, if made over time by the same person may be added together to determine whether the combined sum entitles you to a prospective reduction in sales charges. You must provide certain account information to the Distributor to exercise this right.

     Associations. Certain groups or associations may be treated as a "person" and qualify for reduced Class A Share sales charges. The group or association must: (1) have been in existence for at least six months; (2) have a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge; (3) work through an investment dealer; or (4) not be a group whose sole reason for existing is to consist of members who are credit card holders of a particular company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.

Class B and C Shares--Waiver of Sales Charges

     The CDSC is waived on the redemption (sale) of Class B and C Shares if the redemption is made (a) within one year of death (i) of the sole shareholder on an individual account, (ii) of a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) of the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account; (b) within one year of disability, as defined in Code Section 72(m)(7);
(c) as a mandatory distribution upon reaching age 701/2 under any retirement plan qualified under Code Sections 401, 408 or 403(b) or resulting from the tax-free return of an excess contribution to an IRA; (d) by 401(k) plans using an approved participant tracking system for participant hardships, death, disability or normal retirement, and loans which are subsequently repaid; (e) based on the exercise of exchange privileges among Class B and C Shares of this or any other Affiliated Phoenix Fund; (f) based on any direct rollover transfer of shares from an established Affiliated Phoenix Fund qualified plan into an Affiliated Phoenix Fund IRA by participants terminating from the qualified plan; and (g) based on the systematic withdrawal program (Class B Shares only). If, as described in condition (a) above, an account is transferred to an account registered in the name of a deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year of the death. If the Class B or C Shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC.

Conversion Feature--Class B Shares

     Class B Shares will automatically convert to Class A Shares of the same Fund eight years after they are purchased. Conversion will be on the basis of the then prevailing net asset value of Class A and B Shares. There is not sales load, fee or other charge for this feature. Class B Shares acquired through dividend or distribution reinvestments will be converted into Class A Shares at the same time that other Class B Shares are converted based on the proportion that the reinvested shares bear to purchased Class B Shares. The conversion feature is subject to the continuing availability of an opinion of counsel or a ruling of the Internal Revenue Service that the assessment of the higher distribution fees and associated costs with respect to Class B Shares does not result in any dividends or distributions constituting "preferential dividends" under the Code, and that the conversion of shares does not constitute a taxable event under federal income tax law. If the conversion feature is suspended, Class B Shares would continue to be subject to the higher distribution fee for an indefinite period. Even if the Funds were unable to obtain such assurances, it might continue to make distributions if doing so would assist in complying with its general practice of distributing sufficient income to reduce or eliminate federal taxes otherwise payable by the Funds.


                           INVESTOR ACCOUNT SERVICES


     The Funds offer accumulation plans, withdrawal plans and reinvestment and exchange privileges. Certain privileges may not be available in connection with all classes. In most cases, changes to account services may be accomplished over the phone. Inquiries regarding policies and procedures relating to shareholder account services should be directed to Shareholder Services at (800) 243-1574.

     Exchanges. Under certain circumstances, shares of any Phoenix-Engemann Fund may be exchanged for shares of the same Class of another Phoenix-Engemann Fund or any other Affiliated Phoenix Fund on the basis of the relative net asset values per share at the time of the exchange. Exchanges are subject to the minimum initial investment requirement of the designated Fund, except if made in connection with the Systematic Exchange privilege. Shareholders may exchange shares held in book-entry form for an equivalent number (value) of the same class of shares of any other Phoenix-Engemann Fund or any other Affiliated Phoenix Fund, if currently offered. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply. The exchange of shares is treated as a sale and purchase for federal income tax purposes (see also "Dividends, Distributions and Taxes").


     Systematic Exchanges. If the conditions above have been met, you or your broker may, by telephone or written notice, elect to have shares exchanged for the same class of shares of another Phoenix-Engemann Fund or any other Affiliated Phoenix Fund automatically on a monthly, quarterly, semi-annual or annual basis or may cancel this privilege at any time. If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), you may direct that shares be automatically exchanged at predetermined intervals for shares of the same class of another Phoenix-Engemann Fund or any other Affiliated Phoenix Fund. This requirement does not apply to Phoenix "Self Security" program participants. Systematic exchanges will be executed upon the close of business on the 10th day of each month or the next succeeding business day. Systematic exchange forms are available from the Distributor. Exchanges will be based upon each Fund's net asset value per share next computed after the close of business on the 10th day of each month (or next succeeding business day), without sales charge. On Class B and C Share exchanges, the CDSC schedule of the original shares purchased continues to apply.

     Dividend Reinvestment Across Accounts. If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), you may direct that any dividends and distributions paid with respect to shares in that account be automatically reinvested in a single account of one of the other Phoenix-Engemann Fund or any other Affiliated Phoenix Fund at net asset value. You should obtain a current prospectus and consider the objectives and policies of each Fund carefully before directing dividends and distributions to another Fund. Reinvestment election forms and prospectuses are available from Equity Planning. Distributions may also be mailed to a second payee and/or address. Requests for directing distributions to an alternate payee must be made in writing with a signature guarantee of the registered owner(s). To be effective with respect to a particular dividend or distribution, notification of the new distribution option must be received by the Transfer Agent at least three days prior to the record date of such dividend or distribution. If all shares in your account are repurchased or redeemed or transferred between the record date and the payment date of a dividend or distribution, you will receive cash for the dividend or distribution regardless of the distribution option selected.


     Systematic Withdrawal Program. The Systematic Withdrawal Program allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual or annual basis. A sufficient number of full and fractional shares will be redeemed so that the designated payment is made on or about the 20th day of the month. Shares are tendered for redemption by the Transfer Agent, as agent for the shareowner, on or about the 15th of the month at the closing net asset value on the date of redemption. The Systematic Withdrawal Program also provides for redemptions to be tendered on or about the 10th, 15th or 25th of the month with proceeds to be directed through Automated Clearing House (ACH) to your bank account. In addition to the limitations stated below, withdrawals may not be less than $25 and minimum account balance requirements shall continue to apply.

     Shareholders participating in the Systematic Withdrawal Program must own shares of a Fund worth $5,000 or more, as determined by the then current net asset value per share, and elect to have all dividends reinvested. Participants in the Program redeeming Class C Shares will be subject to any applicable contingent deferred sales charge. The purchase of shares while participating in the withdrawal program will ordinarily be disadvantageous to the Class A Shares investor since a sales charge will be paid by the investor on the purchase of Class A Shares at the same time as other shares are being redeemed. For this reason, investors in Class A Shares may not participate in an automatic investment program while participating in the Systematic Withdrawal Program.

     Through the Program, Class B shareholders may withdraw up to 1% of their aggregate net investments (purchases, at initial value, to date net of non-Program redemptions) each month or up to 3% of their aggregate net investments each quarter without incurring otherwise applicable contingent deferred sales charges. Class B shareholders redeeming more shares than the percentage permitted by the withdrawal program will be subject to any applicable contingent deferred sales charge on all shares redeemed. Accordingly, the purchase of Class B Shares will generally not be suitable for an investor who anticipates withdrawing sums in excess of the above limits shortly after purchase.

                             HOW TO REDEEM SHARES

     Under the 1940 Act, payment for shares redeemed must ordinarily be made within seven days after tender. The right to redeem shares may be suspended and payment therefor postponed during periods when the New York Stock Exchange is closed, other than customary weekend and holiday closings, or if permitted by rules of the Securities and Exchange Commission, during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the Securities and Exchange Commission for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, which may take up to 15 days or more. See the Funds' current Prospectus for further information. Redemptions by Class B and C shareholders will be subject to the applicable deferred sales charge, if any.

     The Trust has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Funds' net asset values next computed after they are accepted by an authorized broker or the broker's authorized designee.

Redemption of Small Accounts

     Each shareholder account in the Funds which has been in existence for at least one year and has a value of less than $200 may be redeemed upon the giving of not less than 60 days written notice to the shareholder mailed to the address of record. During the 30 day period the shareholder has the right to add to the account to bring its value to $200 or more.


Telephone Redemptions

     Shareholders may redeem up to $50,000 worth of their shares by telephone. See the Funds' current Prospectus for additional information.


Account Reinstatement Privilege

     Shareholders who may have overlooked features of their investment at the time they redeemed have a privilege of reinvestment of their investment at net asset value. See the Funds' current Prospectus for more information and conditions attached to this privilege.

Redemption in Kind

     To the extent consistent with state and federal law, the Funds may make payment of the redemption price in cash or in kind. However, the Funds have elected to pay in cash all requests for redemption by any shareholder of record, limited in respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the Investment Company Act of 1940 and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits the withdrawal thereof. In case of a redemption in kind, securities delivered in payment for shares would be readily marketable and valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when selling the securities.

                        TAX SHELTERED RETIREMENT PLANS

     Shares of the Funds and other Phoenix Funds may be offered in connection with the following qualified prototype retirement plans: IRA, Rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k) Profit Sharing and Money Purchase Pension Plans and 403(b) Retirement Plans. REA and its affiliates may provide administrative services to these plans and to their participants, in addition to the services that REA and its affiliates provide to the Phoenix-Engemann Funds and other Affiliated Phoenix Funds, and may receive compensation therefor. For information on the terms and conditions applicable to employee participation in such plans, including information on applicable plan administrative charges and expenses, prospective investors should consult the plan documentation and employee enrollment information which is available from participating employers. Write or call Equity Planning at (800) 243-4361 for information about the plans.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

     Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to elect to be treated as a regulated investment company ("RIC") and qualify annually as such under certain provision of the Internal Revenue Code (the "Code"). Under such provisions, each Fund will not be subject to federal income tax on such part of its ordinary income and net realized capital gains which it distributes to shareholders provided it meets certain distribution requirements. To qualify for treatment as a regulated investment company, each Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest and gains from the sale or other disposition of securities; and (b) meet certain diversification requirements imposed under the Code at the end of each quarter of the taxable year. Under certain state tax laws, each Fund must also comply with the "short-short" test to qualify for treatment as a RIC for state tax purposes. Under the "short-short" test the Fund must derive less than 30% of its gross income each taxable year as gains (without deduction for losses) from the sale or other disposition of securities for less than three months. If in any taxable year each Fund does not qualify as a regulated investment company, all of its taxable income will be taxed at corporate rates. In addition, if in any tax year the Fund does not qualify as a RIC for state tax purposes a capital gain dividend may not retain its character in the hands of the shareholder for state tax purposes.

     The Code imposes a 4% nondeductible excise tax on a regulated investment company if it does not distribute to its shareholders during the calendar year an amount equal to 98% of the Fund's net ordinary income, with certain adjustments, for such calendar year, plus 98% of each Fund' net capital gains for the 12-month period ending on October 31 of such calendar year. In addition, an amount equal to any undistributed investment company taxable income or capital gain net income from the previous calendar year must also be distributed to avoid the excise tax. The excise tax is imposed on the amount by which the regulated investment company does not meet the foregoing distribution requirements. If each Fund has taxable income that would be subject to the excise tax, each Fund intends to distribute such income so as to avoid payment of the excise tax.

     Under another provision of the Code, any dividend declared by each Fund to shareholders of record in October, November and December of any year will be deemed to have been received by, and will be taxable to shareholders as of December 31 of such year, provided that the dividend is actually paid by each Fund before February 1, of the following year.

     The Funds' policy is to distribute to its shareholders substantially all investment company taxable income as defined in the Code and any net realized capital gains for each year and consistent therewith to meet the distribution requirements of Part I of subchapter M of the Code. The Funds intend to meet the other requirements of Part I of subchapter M, including the requirements with respect to diversification of assets and sources of income, so that the Funds will pay no taxes on net investment income and net realized capital gains distributed to shareholders.

     Under certain circumstances, the sales charge incurred in acquiring shares of the Funds may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of the Funds are disposed of within 90 days after the date on which they were acquired and new shares of a regulated investment company are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss realized on the disposition will be determined by excluding from the tax basis of the shares disposed of all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of the shareholder having incurred a sales charge initially. The portion of the sales charge affected by this rule will be treated as a sales charge paid for the new shares.

     Distributions by the Funds reduce the net asset value of the Funds' shares. Should a distribution reduce the net asset value of a share below a shareholder's cost for the shares, such a distribution nevertheless generally would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time may include the amount of the forthcoming distribution, but the distribution generally would be taxable to them.

     Transactions in options on stock indices are subject to the Code rules of section 1256. Pursuant to these rules, such options, whether sold by the Funds during a taxable year or held by the Funds at the close of its taxable year, will be treated as if sold for their market value, with 40% of any resulting gain or loss treated as short-term and 60% long-term.

     A high portfolio turnover rate may result in the realization of larger amounts of short-term gains, which are taxable to shareholders as ordinary income.

Important Notice Regarding Taxpayer IRS Certification

     Pursuant to IRS Regulations, the Funds may be required to withhold 31% of all reportable payments including any taxable dividends, capital gains distributions or share redemption proceeds, for an account which does not have a taxpayer identification number or social security number and certain required certifications. The Funds reserve the right to refuse to open an account for any person failing to provide a taxpayer identification number along with the required certifications.

     The Funds will furnish shareholders, within 31 days after the end of the calendar year, with information which is required by the Internal Revenue Service for preparing income tax returns. Investors are urged to consult their attorney or tax adviser regarding specific questions as to Federal, foreign, state or local taxes.

                                THE DISTRIBUTOR

     Pursuant to a Distribution Agreement with the Funds, Phoenix Equity Planning Corporation (the "Distributor"), a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. and an affiliate of the Adviser, serves as distributor for the Funds. As such, the Distributor conducts a continuous offering pursuant to a "best efforts" arrangement requiring the Distributor to take and pay for only such securities as may be sold to the public. The address of the Distributor is 100 Bright Meadow Blvd., P.O. Box 2200, Enfield, Connecticut 06083-2200.

     The Distribution Agreement may be terminated at any time on not more than 60 days written notice, without payment of a penalty, by the Distributor, by vote of a majority of the outstanding voting securities of the Funds, or by vote of a majority of the Funds' Trustees who are not "interested persons" of the Funds and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any related agreements. The Distribution Agreement will terminate automatically in the event of its assignment.

     Dealers with whom the Distributor has entered into sales agreements receive sales charges in accordance with the commission table set forth in the Prospectus. The Distributor may from time to time pay, from its own resources or pursuant to the Plan of Distribution described below, a bonus or other incentive to dealers (other than the Distributor) which employ a registered representative who sells a minimum dollar amount of the shares of the Funds during a specific period of time. Such bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or without the United States or other bonuses such as gift certificates or the cash equivalent of such bonuses. The Distributor may, from time to time, reallow the entire portion of the sales charge which it normally retains to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.

     Pasadena Fund Services, Inc. ("PFSI") served as the principal underwriter for the Funds prior to September 3, 1997. For the year ended December 31, 1996, PFSI received front-end sales charges of $63,000, $10,000, $64,000, $1,000, and $5,000 after reallowances of front-end sales charges to dealers of $486,000, $25,000, $212,000, $4,000, and $20,000, respectively, for sales of the Growth Fund, the Balanced Return Fund, the Nifty Fifty Fund, the Global Growth Fund and the Small & Mid-Cap Growth Fund, respectively. For the year ended December 31, 1997, PFSI and the current Distributor received front-end sales charges of $28,887, $5,953, $62,093, $4,553, $64,754 and $27,827, after reallowance of front-end sales charges to dealers of $227,451, $54,726, $344,192, $42,899,
$310,371, and $160,656, respectively, for sales of Class A Shares of the Growth Fund, the Balanced Return Fund, the Nifty Fifty Fund, the Global Growth Fund, the Small & Mid-Cap Fund and the Value 25 Fund, respectively. For the year ended December 31, 1998, the current Distributor received front-end sales charges of $23,886, $8,873, $23,876, $2,570, $34,058 and $8,411, after reallowance of front-end sales charges to dealers of $222,960, $78,236, $217,524, $22,160,
$299,827 and $78,115, respectively, for sales of Class A Shares of the Growth Fund, the Balanced Return Fund, the Nifty Fifty Fund, the Global Growth Fund, the Small & Mid-Cap Fund and the Value 25 Fund, respectively. In some instances dealers may receive 100% of the sales charge for sales of shares of a Fund and may, therefore, be deemed "underwriters" under the Securities Act of 1933, as amended.

     For the year ended December 31, 1996, PFSI received contingent deferred sales charges of $247,083, $15,362, $217,219, $337, and $1 for redemptions of the Class B Shares of the Growth Fund, the Balanced Return Fund, the Nifty Fifty Fund, the Global Growth Fund and the Small & Mid-Cap Growth Fund, respectively. For the year ended December 31, 1997, PFSI and the current Distributor received contingent deferred sales charges of $319,671, $47,433, $294,127, $13,930,
$15,873 and $12,730, for redemptions of the Class B and C Shares of the Growth Fund, the Balanced Return Fund, the Nifty Fifty Fund, the Global Growth Fund, the Small & Mid-Cap Growth Fund and the Value 25 Fund, respectively. For the year ended December 31, 1998, the current Distributor received contingent deferred sales charges of $192,778, $37,332, $214,850, $22,260, $95,029 and
$43,870, for redemptions of the Class B and C shares of the Growth Fund, the Balanced Return Fund, the Nifty Fifty Fund, the Global Growth Fund, the Small & Mid-Cap Growth Fund, and the Value 25 Fund, respectively.

     Dealers with whom the Distributor has entered into sales agreements receive a discount or commission as set forth below.

                                                                                Dealer Discount
                                      Sales Charge          Sales Charge         or Agency Fee
     Amount of Transaction           as Percentage          as Percentage       as Percentage of
       at Offering Price           of Offering Price     of Amount Invested      Offering Price
-------------------------------   -------------------   --------------------   -----------------
Less than $50,000                       4.75%                 4.99%                  4.25%
$50,000 but under $100,000              4.50%                 4.71%                  4.00%
$100,000 but under $250,000             3.50%                 3.63%                  3.00%
$250,000 but under $500,000             3.00%                 3.09%                  2.75%
$500,000 but under $1,000,000           2.00%                 2.04%                  1.75%
$1,000,000 or more                       None                  None                  None

     In addition to the dealer discount on purchases of Class A Shares, the Distributor intends to pay investment dealers a sales commission of 4% of the sale price of Class B Shares and a sales commission of 1% of the sale price of Class C Shares sold by such dealers. Your broker, dealer or investment adviser may also charge you additional commissions or fees for their services in selling shares to you provided they notify the Distributor of their intention to do so.

     Dealers and other entities who enter into special arrangements with the Distributor may receive compensation for the sale and promotion of shares of the Funds and/or for providing other shareholder services. Depending on the nature of the services, these fees may be paid either from the Funds through distribution fees, service fees or transfer agent fees or in some cases, the Distributor may pay certain fees from its own profits and resources. From its own profits and resources, the Distributor does intend to: (a) sponsor training and educational meetings and provide additional compensation to qualifying dealers in the form of trips, merchandise or expense reimbursements; (b) from time to time pay special incentive and retention fees to qualified wholesalers, registered financial institutions and third party marketers; (c) pay broker/dealers an amount equal to 1% of the first $3 million of Class A Share purchases by an account held in the name of a qualified employee benefit plan with at least 100 eligible employees, 0.50% on the next $3 million, plus 0.25% on the amount in excess of $6 million; and (d) excluding purchases as described in (c) above, pay broker/dealers an amount equal to 1% of the amount of Class A Shares sold above $1 million but under $3 million, 0.50% on the next $3 million, plus 0.25% on the amount in excess of $6 million. If part or all of such investment as described in (c) and (d) above, including investments by qualified employee benefit plans, is subsequently redeemed within one year of the investment date, the broker-dealer will refund to the Distributor such amounts paid with respect to the investment. In addition, the Distributor may pay the entire applicable sales charge on purchases of Class A Shares to selected dealers and agents. Any dealer who receives more than 90% of a sales charge may be deemed to be an "underwriter" under the Securities Act of 1933.

Administration Agreement

     Phoenix Equity Planning Corporation ("PEPCO") has entered into an Administration Agreement with the Trust on behalf of each series of the Trust including each Fund. Under the Administration Agreement, PEPCO, in its capacity as Administrator, (a) furnishes each Fund with various administrative and shareholder services including, but not limited to, (i) preparing and distributing all shareholder reports, (ii) preparing all tax returns and other regulatory filings, (iii) Blue Sky compliance services, and (iv) expenses related to fund accounting and net asset value determination, and (b) pays for all of the normal operating fees and expenses of a Fund, except for the fees and expenses related to the services to be provided by the Adviser under the Investment Management Agreement, certain professional, fiduciary and audit expenses, including the legal expenses of the independent Trustees, the independent auditing expenses and expenses related to compensation of the independent Trustees and the services fees paid under the Services Agreements, the distribution fees paid under the Rule 12b-1 distribution plans, brokerage and commission expenses and certain de minimis fees of its independent auditors, legal counsel and trustees. See "Plans of Distribution."

     The Administration Agreement dated as of September 3, 1997, was approved, with respect to each Fund, by the Board of Trustees of the Trust, including a majority of the Trustees who are not parties to the Administration Agreement, and continues in effect until terminated on behalf of any Fund by either party on 60-days' written notice.

     As compensation for its services and obligations under the Administration Agreement, the Administrator is paid a monthly fee at an annual rate equal to 0.60% of each Funds' average daily net assets up to $50 million, which rate is reduced at higher levels of net assets. For the year ended December 31, 1996, the Growth Fund, the Balanced Return Fund and the Nifty Fifty Fund paid administrative fees to the Former Adviser of approximately $3,453,000, $557,000, and $1,485,000, respectively. For the Global Growth Fund, for the period ended December 31, 1996, the Former Adviser was entitled to receive fees pursuant to the Administration Agreement then in effect in the amount of $40,856; however, the Former Adviser waived $28,504 of such fees for said period. For the Small & Mid-Cap Growth Fund, for the period ended December 31, 1996, the Former Adviser was entitled to receive fees pursuant to the Administration Agreement then in effect in the amount of $18,772; however, the Former Adviser waived $8,445 of such fees for said period. For the year ended December 31, 1997, under the then-effective Administration Agreements, the Growth Fund, the Balanced Return Fund, the Nifty Fifty Fund, the Global Growth Fund, the Small & Mid-Cap Fund and the Value 25 Fund, paid administrative fees to the Former Adviser and PEPCO of approximately $3,078,000, $400,000, $1,612,000, $78,000, $173,000 and $117,000,
respectively. For the year ended December 31, 1998, the Growth Fund, the Balanced Return Fund, the Nifty Fifty Fund, the Global Growth Fund, the Small & Mid-Cap Fund and the Value 25 Fund, paid administrative fees to PEPCO of approximately $2,420,000, $445,000, $1,656,000, $131,000, $434,000 and $219,000,
respectively.

     Equity Planning has voluntarily agreed to waive, when necessary, a portion of its administration fee so that Other Operating Expenses (operating expenses excluding management fees and 12b-1 fees) do not exceed the following limits.

Fund                        1st $50 million     next $450 million     next $125 million     over $625 million
------------------------   -----------------   -------------------   -------------------   ------------------
Growth                            0.99%               0.50%                 0.30%                 0.30%
Balanced Return                   1.09%               0.60%                 0.40%                 0.40%
Nifty Fifty                       0.99%               0.50%                 0.30%                 0.30%
Global Growth                     0.60%               0.50%                 0.40%                 0.40%
Small & Mid-Cap Growth            0.60%               0.50%                 0.40%                 0.40%
Value 25                          0.60%               0.50%                 0.40%                 0.40%

                              DISTRIBUTION PLANS

     The Trust has adopted separate distribution plans under Rule 12b-1 of the 1940 Act for Class B and Class C of each series of the Trust (the "Class B Plan," the "Class C Plan," and collectively the "12b-1 Plans"). The 12b-1 Plans permit the Funds to reimburse the Distributor for expenses incurred in connection with activities intended to promote the sale of shares of each class of shares of the Funds.

     Pursuant to the 12b-1 Plans, the Funds may reimburse the Distributor for actual expenses of the Distributor up to 0.75% of the average daily net assets of the Funds' Class B and Class C Shares. Expenditures under the 12b-1 Plans shall consist of: (i) commissions to sales personnel for selling shares of the Funds (including underwriting fees and financing expenses incurred in connection with the sale of Class B Shares); (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions which have entered into agreements with the Distributor in the form of the Dealer Agreement for Phoenix Funds for services rendered in connection with the sale and distribution of shares of the Funds; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Funds; (v) the costs of preparing and distributing promotional materials; (vi) the cost of printing the Funds' Prospectuses and Statements of Additional Information for distribution to potential investors; and (vii) such other similar services that the Trustees of the Funds determine are reasonably calculated to result in the sale of shares of the Funds. In addition, the Funds will pay the Distributor 0.25% annually of the average daily net assets of the Funds' shares for providing services to the shareholders, including assistance in connection with inquiries related to shareholder accounts (the "Service Fee").

     From the Service Fee the Distributor expects to pay a quarterly fee to qualifying broker/dealer firms, as compensation for providing personal services and/or the maintenance of shareholder accounts, with respect to shares sold by such firms. This fee will not exceed on an annual basis 0.25% of the average annual net asset value of such shares, and will be in addition to sales charges on Fund shares which are reallowed to such firms. To the extent that the entire amount of the Service Fee is not paid to such firms, the balance will serve as compensation for personal and account maintenance services furnished by the Distributor.

     From its own resources or pursuant to the Plan, and subject to the dealers' prior approval, the Distributor may provide additional compensation to registered representatives of dealers in the form of travel expenses, meals, and lodging associated with training and educational meetings sponsored by the Distributor. The Distributor may also provide gifts amounting in value to less than $100, and occasional meals or entertainment, to registered representatives of dealers. Any such travel expenses, meals, lodging, gifts or entertainment paid will not be preconditioned upon the registered representatives' or dealers' achievement of a sales target. The Distributor may, from time to time, reallow the entire portion of the sales charge on Class A shares which it normally retains to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.

     In order to receive payments under the 12b-1 Plans and/or Services Agreements (described below), participants must meet such qualifications to be established in the sole discretion of the Distributor, such as services to the Funds' shareholders; or services providing the Funds with more efficient methods of offering shares to coherent groups of clients, members or prospects of a participant; or services permitting bulking of purchases or sales, or transmission of such purchases or sales by computerized tape or other electronic equipment; or other processing. If the 12b-1 Plans are terminated in accordance with their terms, the obligations of the Funds to make payments to the Distributor pursuant to the 12b-1 Plans will cease and the Funds will not be required to make any payments past the date on which each 12b-1 Plan terminates.

     On a quarterly basis, the Funds' Trustees review a report on expenditures under the 12b-1 Plans and the purposes for which expenditures were made. The Trustees conduct an additional, more extensive review annually in determining whether the 12b-1 Plans will be continued. By its terms, continuation of the 12b-1 Plans from year to year is contingent on annual approval by a majority of the Funds' Trustees and by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the 12b-1 Plans or any related agreements (the "12b-1 Plan Trustees"). The 12b-1 Plans provide that they may not be amended to increase materially the costs which the Funds may bear pursuant to the 12b-1 Plans without approval of the shareholders of the Funds and that other material amendments to the 12b-1 Plans must be approved by a majority of the 12b-1 Plan Trustees by vote cast in person at a meeting called for the purpose of considering such amendments. The 12b-1 Plans further provides that while it is in effect, the selection and nomination of Trustees who are not "interested persons" shall be committed to the discretion of the Trustees who are not "interested persons." The 12b-1 Plans may be terminated at any time by vote of a majority of the 12b-1 Plan Trustees or a majority of the outstanding shares of the Funds.

     The National Association of Securities Dealers, Inc. (the "NASD") regards certain distribution fees as asset-based sales charges subject to NASD sales load limits. The NASD's maximum sales charge rule may require the Trustees to suspend distribution fees or amend the Plans.

     For the year ended December 31, 1996, the Former Distributor received distribution fees of $320,195, $47,353, $247,408, $337, and $1,200, respectively, with respect to the Class B Shares of the Growth Fund, the Balanced Return Fund, the Nifty Fifty Fund, the Global Growth Fund and the Small & Mid-Cap Growth Fund. For the year ended December 31, 1997, the Former Distributor and PEPCO received distribution fees of $405,000, $44,000, $461,000, $60,000, $17,000 and $34,000, respectively, with respect to the Class B Shares of the Growth Fund, the Balanced Return Fund, the Nifty Fifty Fund, the Small & Mid-Cap Fund, the Global Growth Fund and the Value 25 Fund. For the year ended December 31, 1998, PEPCO received distribution fees of $ , $ , $ , $ , $ and $ respectively, with respect to the Class B Shares of the Growth Fund, the Balanced Return Fund, the Nifty Fifty Fund, the Small & Mid-Cap Fund, the Global Growth Fund and the Value 25 Fund. Such amounts were used by the Former Distributor and PEPCO in connection with the distribution of the Funds' Class B Shares to compensate dealers for the sale of such shares.

     For the year ended December 31, 1996, the Former Distributor received distribution fees of $1,122, $47, $1,354, $0 and $0, respectively, with respect to the Class C Shares of the Growth Fund, the Balanced Return Fund, the Nifty Fifty Fund, the Global Growth Fund and the Small & Mid-Cap Growth Fund after reallowances to dealers of $180,204, $25,170, $140,906, $41 and $37, respectively. For the year ended December 31, 1997, the Former Distributor and PEPCO retained distribution fees of $1,334, $43, $1,807, $0, $0 and $59, respectively, with respect to the Class C Shares of the Growth Fund, the Balanced Return Fund, the Nifty Fifty Fund, the Small & Mid-Cap Growth Fund, the Global Growth Fund and the Value 25 Fund, after reallowances to dealers of $219,294, $37,197, $264,854, $28,012, $13,046 and $14,714, respectively. For the year ended December 31, 1998, PEPCO retained distribution fees of $ , $ , $ , $ , $ and $ , respectively, with respect to the Class C Shares of the Growth Fund, the Balanced Return Fund, the Nifty Fifty Fund, the Small & Mid-Cap Growth Fund, the Global Growth Fund and the Value 25 Fund, after reallowances to dealers of $ , $ , $ , $ , $ and $ , respectively. Such amounts were used by the Former Distributor and PEPCO in connection with the distribution of the Funds' Class C Shares to compensate dealers for the sale of such shares.

Services Agreements

     Under the Services Agreements, each Fund will pay a continuing service fee to service providers, in an amount, computed and prorated on a daily basis, equal to 0.25% per annum of the Fund's average daily net assets, which will include the Adviser or Phoenix Equity Planning Corporation (the "Distributor") for shareholder accounts not serviced by other service providers. (Prior to September 3, 1997, Pasadena Fund Services, Inc. (the "Former Distributor") served as distributor of the Funds' shares.) Such amounts are compensation for providing certain services to clients owning shares of such Fund, including personal services such as processing purchase and redemption transactions, assisting in change of address requests and similar administrative details, and providing other information and assistance with respect to such Fund, including responding to shareholder inquiries.

     For the year ended December 31, 1996, the Growth Fund, the Balanced Return Fund and the Nifty Fifty Fund expensed service fees of approximately $1,223,075, $145,333, and $469,651, respectively, of which approximately $226,547, $25,811, and $73,704, respectively, were received by the Former Adviser or the Former Distributor. For the year ended December 31, 1997, the Growth Fund, the Balanced Fund, the Nifty Fifty Fund, Small & Mid-Cap Fund, Global Growth Fund and Value 25 Fund expensed service fees of approximately $1,244,000, $161,000, $661,000, $72,000, $33,000 and $49,000, respectively, of which approximately

$212,000, $28,000, $113,000, $17,000, $15,000 and $21,000, respectively, were received by the Former Adviser and/or the Former Distributor. For the year ended December 31, 1998, the Growth Fund, the Balanced Fund, the Nifty Fifty Fund, Small & Mid-Cap Fund, Global Growth Fund and Value 25 Fund expensed service fees of approximately $ , $ , $ , $ , $ and $ , respectively, of which $ , $ , $ , $ , $ and $ , respectively, were received by the Former Adviser and/or the Former Distributor.

     During 1996, service fees in the amount of $5,078 were payable by the Global Growth Fund to the Former Adviser or the Former Distributor. During 1996, service fees in the amount of $4,340 were payable by the Small & Mid-Cap Growth Fund to the Former Adviser or the Former Distributor. The Former Adviser waived $4,559 and $3,216 for the Global Growth Fund and the Small & Mid-Cap Growth Fund for 1996. The Adviser may choose, in its discretion, to reimburse or waive expenses specific to one or more Classes on a temporary basis. The amount of any such expenses waived or reimbursed by the Adviser may vary from Class to Class. In addition, the Adviser in its discretion may waive or reimburse Trust expenses and/or Fund expenses (with or without a waiver or reimbursement of Class-specific expenses) on a temporary basis, but only if the same proportionate amount of Trust expenses and/or Fund expenses are waived or reimbursed for each Class.

     The Adviser also may act as an investment adviser to other persons, entities, and corporations, including other investment companies and the Trust's other series. Personnel of the Adviser are affiliated with another investment adviser that has numerous advisory clients and will devote portions of their time to such clients.

                            MANAGEMENT OF THE TRUST

     The Trustees of the Trust are responsible for the overall supervision of the Funds and perform the various duties imposed on Trustees by the 1940 Act and Massachusetts business trust law.

Trustees And Officers


     The Trustees and Officers of the Trust and their business affiliations for the past five years are set forth below.


                                       Positions Held                            Principal Occupations
Name, Address and Age                  With the Trust                           During the Past 5 Years
-------------------------------   -----------------------   --------------------------------------------------------------
Roger Engemann* (58)              Chairman of the           Chairman, President and Director of the Adviser since 1969.
600 North Rosemead                Board, President and      Chairman, President and Director, Pasadena Capital
 Boulevard                        Trustee                   Corporation (1988-present) and Roger Engemann Management
Pasadena, California 91107                                  Co., Inc. (1985-present).

John S. Tilson (55)               Chief Financial           Executive Vice President, Portfolio Manager and Securities
600 North Rosemead                Officer and Secretary     Analyst with the Adviser since 1983. Executive Vice
 Boulevard                                                  President and Director of Pasadena Capital Corporation.
Pasadena, California 91107                                  Executive Vice President, Roger Engemann Management Co.,
                                                            Inc. (1994-present)

Barry E. McKinley (63)            Trustee                   Certified Public Accountant; head of B.E. McKinley &
201 South Lake Avenue                                       Associates, an accounting firm, since its inception in 1971.
Suite 400
Pasadena, California 91101

Robert L. Peterson (61)           Trustee                   Private investor. From 1988-1995, Regional Manager for
P.O. Box 80784                                              Commercial Real Estate Brokerage in the Pasadena office
San Marino, California 91118                                of Jon Douglas Company, a real estate firm. Prior thereto he was associated with the real estate brokerage firm of R.A.
                                                            Rowan & Co.

Richard C. Taylor (52)           Trustee                    President of Richard Taylor Company, Inc., a food ingredients
2100 Huntington Drive, #9                                   broker, since 1987.
San Marino, California 91108

Angela Wong (47)                  Trustee                   Since 1986, Ms. Wong has been of counsel to the law firm of
11355 West Olympic                                          Manatt, Phelps, Phillips & Kantor, specializing in employee
 Boulevard                                                  benefits.
Los Angeles, California 90064


* Indicates that the Trustee is an "interested person" of the Trust within the meaning of the definition set forth in Section 2(a)(19) of the Investment Company Act of 1940.

     For services rendered to the Trust for the fiscal year ended December 31, 1998, the Trustees received an aggregate of $ . For services on the Board of Trustees, each Trustee who is not an employee of the Adviser or any of its affiliates currently receives $2,500 per quarter plus $2,500 for each meeting attended. The officers of the Trust and the Trustees affiliated with the Adviser receive no direct compensation for performing the duties of such offices. However, those officers and Trustees who are affiliated with the Adviser may receive remuneration indirectly because the Adviser receives management fees from the Funds.

     For the Trust's last fiscal year, the Trustees received the following compensation:

                                                                                          Total
                                              Pension or                               Compensation
                          Aggregate      Retirement Benefits        Estimated         From Fund and
                        Compensation       Accrued as Part       Annual Benefits       Fund Complex
        Name              From Fund        of Fund Expenses      Upon Retirement     Paid to Trustees
--------------------   --------------   ---------------------   -----------------   -----------------
Roger Engemann             None                  None                  None               None
John S. Tilson             None                  None                  None               None
Barry E. McKinley           $                    None                  None               $
Robert L. Peterson          $                    None                  None               $
Richard C. Taylor           $                    None                  None               $
Angela Wong                 $                    None                  None               $

     As of , 1999, the Trustees and Officers of the Trust, as a group, owned less than 1% of the outstanding shares of the Balanced Return Fund. As of , 1999, the Trustees and Officers of the Trust, as a group, owned % of the Growth Fund Class A Shares, % of the Global Growth Fund Class A Shares, % of the Value 25 Fund Class A Shares, % of the Nifty Fifty Fund Class A Shares and % of the Small & Mid-Cap Growth Fund Class A Shares.

Principal Shareholders

     As of            , 1999 the following shareholders, to the Trust's
knowledge, owned of record 5% or more of each Fund's outstanding shares by class, as noted:

                                           Class A     Class B     Class C
                                          ---------   ---------   --------
Phoenix-Engemann Growth Fund                    %           %           %
Merrill Lynch, Pierce,
 Fenner & Smith, Inc.*
Attn: Book Entry
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6485

Phoenix Home Life
56 Prospect St.
Hartford, Connecticut 06103

Phoenix-Engemann Balanced Return Fund           %           %           %
Merrill Lynch, Pierce,
 Fenner & Smith, Inc.*
Attn: Book Entry
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6485

Phoenix Home Life
56 Prospect St.
Hartford, Connecticut 06103

Phoenix-Engemann Nifty Fifty Fund               %           %           %
Merrill Lynch, Pierce,
 Fenner & Smith, Inc.*
Attn: Book Entry
4800 Deer Lake Drive East
Jacksonville, Florida 32216

Phoenix Home Life
56 Prospect St.
Hartford, Connecticut 06103

                                        Class A        Class B        Class C
                                        ------------   ------------   ------------
Phoenix-Engemann Global Growth Fund
Merrill Lynch, Pierce,
 Fenner & Smith, Inc.*                       %              %              %
Attn: Book Entry
4800 Deer Lake Drive East
Jacksonville, Florida 32216

Pasadena National Trust                           %
Cust for IRA of
Roger Engemann
731 S. Madre Street
Pasadena, California 91107-5662

Union Bank of California                          %
FBO Barney Sofro
475 Sansome Street, 11th Floor
San Francisco, California 94111-3103

Phoenix Home Life
56 Prospect St.
Hartford, Connecticut 06103

Phoenix-Engemann Small & Mid-Cap Growth Fund
Merrill Lynch, Pierce,                            %              %              %
 Fenner & Smith, Inc.*
Attn: Book Entry
4800 Deer Lake Drive East
Jacksonville, Florida 32216

Phoenix Home Life
56 Prospect St.
Hartford, Connecticut 06103

Phoenix-Engemann Value 25 Fund
Merrill Lynch, Pierce,                            %              %              %
 Fenner & Smith, Inc.*
Attn: Book Entry
4800 Deer Lake Drive East
Jacksonville, Florida 32216

Pasadena National Trust                           %
Cust for IRA of
Roger Engemann
731 S. Madre Street
Pasadena, California 91107-5662

Union Bank of California Cust                     %
FBO Moore Investment Partnership
PO Box 109
San Diego, California 92112-4103

Eileen M. Scamporino
70 Russell St.
Haverhill, Massachusetts 01830

Phoenix Home Life
56 Prospect St.
Hartford, Connecticut 06103


* Record owner only for its individual customers. To the Trust's knowledge, no customer beneficially owned 5% or more of the total outstanding shares of any Class of any Fund.

                               OTHER INFORMATION

Capital Stock

     The Trust was established on May 28, 1986 as a Massachusetts business trust. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Trust currently offers shares in different Funds and different classes of those Funds. Holders of shares of a Fund have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that Fund, except that Class B and C Shares of any Fund, which bear higher distribution fees and certain incrementally higher expenses associated with the deferred sales arrangement, pay correspondingly lower dividends per share than Class A and M Shares of the same Fund. Shareholders of all Funds vote on the election of Trustees. On matters affecting an individual Fund (such as approval of an investment advisory agreement or a change in fundamental investment policies) and on matters affecting an individual class (such as approval of matters relating to a Plan of Distribution for a particular class of shares), a separate vote of that Fund or class is required. The Trustees will call a meeting when at least 10% of the outstanding shares so request in writing. If the Trustees fail to call a meeting after being so notified, the Shareholders may call the meeting. The Trustees will assist the Shareholders by identifying other shareholders or mailing communications, as required under Section 16(c) of the Investment Company Act of 1940.

     Shares are fully paid, nonassessable, redeemable and fully transferable when they are issued. Shares do not have cumulative voting rights, preemptive rights or subscription rights. The assets received by the Funds for the issue or sale of shares of each Fund, and any class thereof and all income, earnings, profits and proceeds thereof, are allocated to such Fund, and class, respectively, subject only to the rights of creditors, and constitute the underlying assets of such Fund or class. The underlying assets of each Fund are required to be segregated on the books of account, and are to be charged with the expenses in respect to such Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to particular Fund or class will be allocated by or under the direction of the Trustees as they determine fair and equitable.

     Unlike the stockholders of a corporation, there is a possibility that the shareholders of a business trust such as the Trust may be personally liable for debts or claims against the Trust. The Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust and that every written agreement, undertaking or obligation made or issued by the Trust shall contain a provision to that effect. The Declaration of Trust provides for indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability, which is considered remote, is limited to circumstances in which the Trust itself would be unable to meet its obligations.

Independent Accountants

     PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, is the independent accountants for the Funds. PricewaterhouseCoopers LLP audits the Funds' annual financial statements and expresses an opinion thereon.


Custodian and Transfer Agent

     The custodian of the assets of the Funds (other than the Global Growth
Fund) is Union Bank of California, 475 Sansome Street, San Francisco, California 94111. The custodian of the assets of the Global Growth Fund is State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts 02101.


     Pursuant to a Transfer Agent and Service Agreement with the Trust, Equity Planning serves as transfer agent for the Funds (the "Transfer Agent") for which it is paid $14.95 plus certain out of pocket expenses for each designated shareholder account. The Transfer Agent engages sub-agents to perform certain shareholder servicing functions for which such agents are paid a fee by Equity Planning.

Report to Shareholders

     The fiscal year of the Trust ends on December 31. The Trust will send financial statements to its shareholders at least semiannually. An Annual Report containing financial statements audited by the Trust's independent accountants will be sent to shareholders each year.

Financial Statements

     The Financial Statements for the Fund's fiscal year ended October 31, 1998, appearing in the Fund's 1998 Annual Report to Shareholders, are incorporated herein by reference.

                                   APPENDIX

Moody's Investors Service, Inc. Corporate Bond Ratings

     Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa Group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's Corporation's Corporate Bond Ratings

     AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

     BB-B-CCC-CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                          THE PHOENIX-ENGEMANN FUNDS


                                  FORM N-1 A


                           PART C--OTHER INFORMATION


Item 23. Exhibits.


  a.1     Amended and Restated Agreement and Declaration of Trust(5)
  b.      By-Laws(1)
  c.      Reference is made to Article    of Registrant's Amended and Restated Agreement and Declaration of
          Trust, as amended, and filed as described in a.1. above
  d.      Investment Management Agreement(9)
  e.1.    Distribution Agreement with Phoenix Equity Planning Corporation(10)
  e.2.    Form of Sales Agreement between Phoenix Equity Planning Corporation and dealers
  e.3.    Form of Supplement to Phoenix Family of Funds Sales Agreement
  e.4.    Form of Financial Institution Sales Contract for the Phoenix Family of Funds
  f.      Bonus, Profit Sharing, Pension and Other Similar Arrangements--None
  g.      Custodian Agreement(1)
  h.1.    Other Material Contracts--Agreement and Plan of Reorganization(1)
  h.2.    Administration Agreement(10)
  h.3.    Sub-Administration Agreement(11)
  i.      Opinion and Consent of Counsel(1)
  j.      Consents of Certified Public Accountants
  k.      Financial Statements Omitted from Item 23--Not applicable
  l.      Letter of Understanding relating to initial capital--Not Applicable
  m.1.    Rule 12b-1 Plan For Class B Shares
  m.2.    Rule 12b-1 Plan For Class C Shares
  n.27.   Financial Data Schedules
  o.1.    Restated and Amended Multiple Class Plan(11)
  p.      Powers of Attorney(11)


-----------
 (1) Previously filed as part of Pre-Effective Amendment No. 3 to the Registrant's Registration Statement as filed in June 1986.

 (2) Previously filed as part of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement as filed on January 22, 1986.

 (3) Previously filed as part of Post-Effective Amendment No. 11 to the Registrant's Registration Statement as filed on April 16, 1992.

 (4) Previously filed as part of Post-Effective Amendment No. 12 to the Registrant's Registration Statement as filed on December 23, 1992.

 (5) Previously filed as part of Post-Effective Amendment No. 14 to the Registrant's Registration Statement as filed on August 27, 1993.

 (6) Previously filed as part of Post-Effective Amendment No. 15 to the Registrant's Registration Statement as filed on October 29, 1993.

 (7) Previously filed as part of Post-Effective Amendment No. 18 to the Registrant's Registration Statement as filed on August 10, 1994.

 (8) Previously filed as part of Post-Effective Amendment No. 20 to the Registrant's Registration Statement as filed on April 24, 1996.

 (9) Previously filed as part of Post-Effective Amendment No. 25 to the Registrant's Registration Statement as filed on September 4, 1997.

(10) Previously filed as part of Post-Effective Amendment No. 26 to the Registrant's Registration Statement as filed on September 30, 1997.

(11) Previously filed as part of Post-Effective Amendment No. 27 to the Registrant's Registration Statement as filed on November 21, 1997.


Item 24. Persons Controlled by or Under Common Control with the Fund

     None.

Item 25. Indemnification


     Please see Article VI of the Registrant's By-Laws, previously filed as an Exhibit. Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:

     "Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

     Notwithstanding the provisions contained in the Registrant's By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to Sections 4 and 5 of Article VI of said By-Laws, any indemnification under said Article shall be made by Registrant only if authorized in the manner provided in either subsection (a) or (b) of Section 6 of said Article VI.


Item 26. Business and Other Connections of Investment Adviser

     Please see Parts A and B of this Registration Statement for discussion of the Adviser.


     For information as to the business, profession, vocation or employment of a substantial nature of the directors and officers of the Adviser, reference is made to the Adviser's current Form ADV (SEC File No. 801-11586) filed under the Investment Advisers Act of 1940 and incorporated herein by reference.


Item 27. Principal Underwriters


 (a) Equity Planning also serves as the principal underwriter for the following other registrants:


    Phoenix-Aberdeen Series Fund, Phoenix California Tax Exempt Bonds, Inc., Phoenix Duff & Phelps Institutional Mutual Funds, Phoenix-Engemann Funds, Phoenix Equity Series Fund, Phoenix Income and Growth Fund, Phoenix Investment Trust 97, Phoenix Multi-Portfolio Fund, Phoenix Multi-Sector Fixed Income Fund, Inc., Phoenix Multi-Sector Short Term Bond Fund, Phoenix-Seneca Funds, Phoenix Series Fund, Phoenix Strategic Allocation Fund, Inc., Phoenix Strategic Equity Series Fund, Phoenix Worldwide Opportunities Fund, PHL Variable Accumulation Account, PHL Variable Separate Account MVAI, Phoenix Home Life Variable Accumulation Account, Phoenix Home Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account.


 (b) The directors and executive officers of Phoenix Equity Planning Corporation, the distributor for Registrant, are as follows:


    Name and Principal         Positions and Offices       Position and Offices
     Business Address             with Distributor           with Registrant
-------------------------   ---------------------------   ---------------------
Michael E. Haylon           Director                               None
56 Prospect Street
P.O. Box 150480
Hartford, CT 06115-0480

Philip R. McLoughlin        Director and President                 None
56 Prospect Street
P.O. Box 150480
Hartford, CT 06115-0480

William R. Moyer            Senior Vice President and              None
100 Bright Meadow Blvd.     Chief Financial Officer
P.O. Box 2200
Enfield, CT 06083-2200

    Name and Principal           Positions and Offices         Position and Offices
     Business Address               with Distributor              with Registrant
-------------------------   -------------------------------   ----------------------
John F. Sharry              Executive Vice President,                  None
56 Prospect Street          Retail Distribution
P.O. Box 150480
Hartford, CT 06115-0480

Leonard J. Saltiel          Managing Director,                         None
56 Prospect Street          Operations and Services
P.O. Box 150480
Hartford, CT 06115-0480

G. Jeffrey Bohne            Vice President, Mutual Fund                None
101 Munson Street           Customer Service
Greenfield, MA 01301

Nancy G. Curtiss            Vice President and Treasurer,       Assistant Treasurer
56 Prospect Street          Fund Accounting
P.O. Box 150480
Hartford, CT 06115-0480

Thomas N. Steenburg         Vice President, Counsel and         Assistant Secretary
56 Prospect Street          Secretary
P.O. Box 150480
Hartford, CT 06115-0480

Jacqueline M. Porter        Assistant Vice President,                  None
56 Prospect Street          Financial Reporting
P.O. Box 150480
Hartford, CT 06115-0480

Item 28. Locations of Accounts and Records

     The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are kept by the Registrant at its offices, 600 North Rosemead Boulevard, Pasadena, CA 91107-2133. Phoenix Equity Planning Corporation, 100 Bright Meadow Blvd., Enfield, Connecticut 06082, is the Registrant's transfer agent, and maintains records relating to such activities. State Street Bank and Trust Company, c/o BFDS, Two Heritage Drive, Boston, MA 02171, as sub-transfer agent, maintains various shareholder account records and information regarding the Global Growth, Balanced Return, Growth, Nifty Fifty, Small & Mid-Cap Growth and Value 25 Funds. The custodian of the assets of the Funds (other than the Global Growth Fund), Union Bank of California, maintains certain records at 475 Sansome Street, San Francisco, California 94111. State Street Bank and Trust Company, the custodian for the Global Growth Fund, maintains records at P.O. Box 351, Boston, Massachusetts 02101. The Registrant's investment advisor, Roger Engemann & Associates, Inc., maintains records relating to its services at its offices, 600 North Rosemead Boulevard, Pasadena, California 91107-2133.


Item 29. Management Services

     There are no management-related service contracts not discussed in Part A or Part B of this Registration Statement.


Item 30. Undertakings
     Not applicable.

                                  SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Fund has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pasadena, the State of California, on the 26th day of February, 1999.


                           THE PHOENIX-ENGEMANN FUNDS


                             By: /s/ Roger Engemann*
                                 ----------------------------------------------
                                 Roger Engemann
                                 President


     Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 26th day of February, 1999.

                Signature                            Title            Date
-----------------------------------------   ----------------------   -----
                                            Principal Executive
----------------------------                Officer and Trustee
    Roger Engemann*
                                            Trustee
----------------------------
  Barry E. McKinley*
                                            Trustee
----------------------------
  Robert L. Peterson*
                                            Trustee
----------------------------
  Richard C. Taylor*

    /s/ John S. Tilson                      Chief Financial
----------------------------                Officer and Secretary
        John S. Tilson

----------------------------
       Angela Wong*                         Trustee

 By: /s/ Thomas N. Steenburg
----------------------------
*Thomas N. Steenburg,
Attorney-in-Fact, pursuant to Powers of
Attorney previously filed


                                      S-1(c)